UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2026

Date of reporting period:	4/30/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Quant Solutions Large-Cap Core Fund
Class A:
PTMAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Quant Solutions Large-Cap Core Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
.
You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class A	$36	0.70%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 1,011,205,649
Number of fund holdings	180
Portfolio turnover rate for the period	54%
MF187E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.8%
Interactive Media & Services	9.8%
Technology Hardware, Storage & Peripherals	7.9%
Software	6.6%
Capital Markets	4.3%
Oil, Gas & Consumable Fuels	3.7%
Broadline Retail	3.5%
Pharmaceuticals	3.5%
Financial Services	3.4%
Aerospace & Defense	3.3%
Machinery	2.9%
Banks	2.8%
Health Care Providers & Services	2.7%
Biotechnology	2.3%
Diversified Telecommunication Services	2.1%
Consumer Staples Distribution & Retail	2.0%
Insurance	2.0%
Automobiles	1.9%
Communications Equipment	1.7%
IT Services	1.6%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment	1.4%
Electric Utilities	1.2%
Specialty Retail	1.1%
Electronic Equipment, Instruments & Components	1.0%
Industrial REITs	1.0%
Diversified Consumer Services	0.9%
Hotels, Restaurants & Leisure	0.9%
Tobacco	0.8%
Life Sciences Tools & Services	0.8%
Electrical Equipment	0.8%
Automobile Components	0.7%
Ground Transportation	0.5%
Others*	4.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us
/en/
intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Core Fund

SHARE CLASS	A
NASDAQ	PTMAX
CUSIP	74441J100
MF187E2A

PGIM Quant Solutions Large-Cap Core Fund
Class C:
PTMCX
SEMIANNUAL
SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Quant Solutions Large-Cap Core Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class C	$74	1.44%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 1,011,205,649
Number of fund holdings	180
Portfolio turnover rate for the period	54%
MF187E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.8%
Interactive Media & Services	9.8%
Technology Hardware, Storage & Peripherals	7.9%
Software	6.6%
Capital Markets	4.3%
Oil, Gas & Consumable Fuels	3.7%
Broadline Retail	3.5%
Pharmaceuticals	3.5%
Financial Services	3.4%
Aerospace & Defense	3.3%
Machinery	2.9%
Banks	2.8%
Health Care Providers & Services	2.7%
Biotechnology	2.3%
Diversified Telecommunication Services	2.1%
Consumer Staples Distribution & Retail	2.0%
Insurance	2.0%
Automobiles	1.9%
Communications Equipment	1.7%
IT Services	1.6%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment	1.4%
Electric Utilities	1.2%
Specialty Retail	1.1%
Electronic Equipment, Instruments & Components	1.0%
Industrial REITs	1.0%
Diversified Consumer Services	0.9%
Hotels, Restaurants & Leisure	0.9%
Tobacco	0.8%
Life Sciences Tools & Services	0.8%
Electrical Equipment	0.8%
Automobile Components	0.7%
Ground Transportation	0.5%
Others*	4.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Core Fund

SHARE CLASS	C
NASDAQ	PTMCX
CUSIP	74441J308
MF187E2C

PGIM Quant Solutions Large-Cap Core
Fund
Class Z:
PTEZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Quant Solutions Large-Cap Core Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class Z	$25	0.49%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 1,011,205,649
Number of fund holdings	180
Portfolio turnover rate for the period	54%
MF187E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.8%
Interactive Media & Services	9.8%
Technology Hardware, Storage & Peripherals	7.9%
Software	6.6%
Capital Markets	4.3%
Oil, Gas & Consumable Fuels	3.7%
Broadline Retail	3.5%
Pharmaceuticals	3.5%
Financial Services	3.4%
Aerospace & Defense	3.3%
Machinery	2.9%
Banks	2.8%
Health Care Providers & Services	2.7%
Biotechnology	2.3%
Diversified Telecommunication Services	2.1%
Consumer Staples Distribution & Retail	2.0%
Insurance	2.0%
Automobiles	1.9%
Communications Equipment	1.7%
IT Services	1.6%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment	1.4%
Electric Utilities	1.2%
Specialty Retail	1.1%
Electronic Equipment, Instruments & Components	1.0%
Industrial REITs	1.0%
Diversified Consumer Services	0.9%
Hotels, Restaurants & Leisure	0.9%
Tobacco	0.8%
Life Sciences Tools & Services	0.8%
Electrical Equipment	0.8%
Automobile Components	0.7%
Ground Transportation	0.5%
Others*	4.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Core Fund

SHARE CLASS	Z
NASDAQ	PTEZX
CUSIP	74441J407
MF187E2Z

PGIM Quant Solutions Large-Cap Core Fund
Class R6:
PTMQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Quant Solutions Large-Cap Core
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting
us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class R6	$18	0.35%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 1,011,205,649
Number of fund holdings	180
Portfolio turnover rate for the period	54%
MF187E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.8%
Interactive Media & Services	9.8%
Technology Hardware, Storage & Peripherals	7.9%
Software	6.6%
Capital Markets	4.3%
Oil, Gas & Consumable Fuels	3.7%
Broadline Retail	3.5%
Pharmaceuticals	3.5%
Financial Services	3.4%
Aerospace & Defense	3.3%
Machinery	2.9%
Banks	2.8%
Health Care Providers & Services	2.7%
Biotechnology	2.3%
Diversified Telecommunication Services	2.1%
Consumer Staples Distribution & Retail	2.0%
Insurance	2.0%
Automobiles	1.9%
Communications Equipment	1.7%
IT Services	1.6%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment	1.4%
Electric Utilities	1.2%
Specialty Retail	1.1%
Electronic Equipment, Instruments & Components	1.0%
Industrial REITs	1.0%
Diversified Consumer Services	0.9%
Hotels, Restaurants & Leisure	0.9%
Tobacco	0.8%
Life Sciences Tools & Services	0.8%
Electrical Equipment	0.8%
Automobile Components	0.7%
Ground Transportation	0.5%
Others*	4.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Core Fund

SHARE CLASS	R6
NASDAQ	PTMQX
CUSIP	74441J688
MF187E2R6

PGIM Real Estate Income Fund
Class A:
PRKAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Rea
l Estat
e Income Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class A	$71	1.35%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 60,043,468
Number of fund holdings	38
Portfolio turnover rate for the period	41%
MF228E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	29.4%
Specialized REITs	20.6%
Industrial REITs	11.3%
Office REITs	8.9%
Health Care REITs	8.0%
Diversified REITs	6.4%
Residential REITs	6.2%
Hotel & Resort REITs	4.6%
Health Care Facilities	2.5%
Sector Classification	% of Net Assets
Real Estate Operating Companies	1.7%
Affiliated Mutual Fund - Short Term Investment	0.4%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Real Estate Income Fund

SHARE CLASS	A
NASDAQ	PRKAX
CUSIP	74441J761
MF228E2A

PGIM Real Estate Income Fund
Class C:
PRKCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Real Estate Income Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class C	$110	2.10%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 60,043,468
Number of fund holdings	38
Portfolio turnover rate for the period	41%
MF228E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	29.4%
Specialized REITs	20.6%
Industrial REITs	11.3%
Office REITs	8.9%
Health Care REITs	8.0%
Diversified REITs	6.4%
Residential REITs	6.2%
Hotel & Resort REITs	4.6%
Health Care Facilities	2.5%
Sector Classification	% of Net Assets
Real Estate Operating Companies	1.7%
Affiliated Mutual Fund - Short Term Investment	0.4%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Real Estate Income Fund

SHARE CLASS	C
NASDAQ	PRKCX
CUSIP	74441J753
MF228E2C

PGIM Real Estate Income Fund
Class Z:
PRKZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Real Estate Income Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class Z	$58	1.10%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 60,043,468
Number of fund holdings	38
Portfolio turnover rate for the period	41%
MF228E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	29.4%
Specialized REITs	20.6%
Industrial REITs	11.3%
Office REITs	8.9%
Health Care REITs	8.0%
Diversified REITs	6.4%
Residential REITs	6.2%
Hotel & Resort REITs	4.6%
Health Care Facilities	2.5%
Sector Classification	% of Net Assets
Real Estate Operating Companies	1.7%
Affiliated Mutual Fund - Short Term Investment	0.4%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-
1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Real Estate Income Fund

SHARE CLASS	Z
NASDAQ	PRKZX
CUSIP	74441J746
MF228E2Z

PGIM Real Estate Income Fund
Class R6:
PRKQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Real Estate Income Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class R6	$58	1.10%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 60,043,468
Number of fund holdings	38
Portfolio turnover rate for the period	41%
MF228E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	29.4%
Specialized REITs	20.6%
Industrial REITs	11.3%
Office REITs	8.9%
Health Care REITs	8.0%
Diversified REITs	6.4%
Residential REITs	6.2%
Hotel & Resort REITs	4.6%
Health Care Facilities	2.5%
Sector Classification	% of Net Assets
Real Estate Operating Companies	1.7%
Affiliated Mutual Fund - Short Term Investment	0.4%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Real Estate Income Fund

SHARE CLASS	R6
NASDAQ	PRKQX
CUSIP	74441J670
MF228E2R6

PGIM Select Real Estate Fund
Class A:
SREAX
SEMIANNUAL SHAREHOLDER REPORT – April
30
, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Select Real Estate Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class A	$68	1.30%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 241,778,784
Number of fund holdings	51
Portfolio turnover rate for the period	57%
MF223E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Country Allocation	% of Net Assets
United States	64.3%
Japan	8.1%
Australia	5.9%
Hong Kong	4.3%
Singapore	3.6%
United Kingdom	2.5%
France	2.5%
Belgium	2.3%
Country Allocation	% of Net Assets
Canada	1.9%
Switzerland	1.6%
Sweden	1.4%
Germany	1.3%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Select Real Estate Fund

SHARE CLASS	A
NASDAQ	SREAX
CUSIP	74441J811
MF223E2A

PGIM Select Real Estate Fund
Class C:
SRECX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Select Real Estate Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class C	$108	2.05%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 241,778,784
Number of fund holdings	51
Portfolio turnover rate for the period	57%
MF223E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Country Allocation	% of Net Assets
United States	64.3%
Japan	8.1%
Australia	5.9%
Hong Kong	4.3%
Singapore	3.6%
United Kingdom	2.5%
France	2.5%
Belgium	2.3%
Country Allocation	% of Net Assets
Canada	1.9%
Switzerland	1.6%
Sweden	1.4%
Germany	1.3%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online,
go
to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Select Real Estate Fund

SHARE CLASS	C
NASDAQ	SRECX
CUSIP	74441J795
MF223E2C

PGIM Select Real Estate Fund
Class Z:
SREZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Select Real Estate Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class Z	$54	1.03%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 241,778,784
Number of fund holdings	51
Portfolio turnover rate for the period	57%
MF223E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Country Allocation	% of Net Assets
United States	64.3%
Japan	8.1%
Australia	5.9%
Hong Kong	4.3%
Singapore	3.6%
United Kingdom	2.5%
France	2.5%
Belgium	2.3%
Country Allocation	% of Net Assets
Canada	1.9%
Switzerland	1.6%
Sweden	1.4%
Germany	1.3%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents
online
, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Select Real Estate Fund

SHARE CLASS	Z
NASDAQ	SREZX
CUSIP	74441J779
MF223E2Z

PGIM Select Real Estate Fund
Class R6:
SREQX
SEMIANNUAL SHAREHOLDER REPORT – April
30
, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Select Real Estate Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class R6	$52	0.98%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 241,778,784
Number of fund holdings	51
Portfolio turnover rate for the period	57%
MF223E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Country Allocation	% of Net Assets
United States	64.3%
Japan	8.1%
Australia	5.9%
Hong Kong	4.3%
Singapore	3.6%
United Kingdom	2.5%
France	2.5%
Belgium	2.3%
Country Allocation	% of Net Assets
Canada	1.9%
Switzerland	1.6%
Sweden	1.4%
Germany	1.3%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Select Real Estate Fund

SHARE CLASS	R6
NASDAQ	SREQX
CUSIP	74441J787
MF223E2R6

PGIM Absolute Return Bond Fund
Class A:
PADAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Absolute Return Bond Fund (the
“Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class A	$46	0.92%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 3,484,157,647
Number of fund holdings	1,112
Portfolio turnover rate for the period	68%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	37.2
AA	11.8
A	6.6
BBB	12.9
BB	10.8
B	5.0
CCC	1.4
Not Rated	13.2
Cash/Cash Equivalents	1.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF213E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund
holdings
, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Absolute Return Bond Fund

SHARE CLASS	A
NASDAQ	PADAX
CUSIP	74441J852
MF213E2A

PGIM Absolute Return Bond Fund
Class C:
PADCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Absolute Return Bond Fund (the
“Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class C	$85	1.69%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 3,484,157,647
Number of fund holdings	1,112
Portfolio turnover rate for the period	68%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	37.2
AA	11.8
A	6.6
BBB	12.9
BB	10.8
B	5.0
CCC	1.4
Not Rated	13.2
Cash/Cash Equivalents	1.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to roundin
g.
MF213E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Absolute Return Bond Fund

SHARE CLASS	C
NASDAQ	PADCX
CUSIP	74441J845
MF213E2C

PGIM Absolute Return Bond Fund
Class Z:
PADZX
SEMIANNUAL SHAREHOLDER REPORT – April
30
, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Absolute Return Bond Fund (the
“Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class Z	$36	0.71%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 3,484,157,647
Number of fund holdings	1,112
Portfolio turnover rate for the period	68%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	37.2
AA	11.8
A	6.6
BBB	12.9
BB	10.8
B	5.0
CCC	1.4
Not Rated	13.2
Cash/Cash Equivalents	1.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF213E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Absolute Return Bond Fund

SHARE CLASS	Z
NASDAQ	PADZX
CUSIP	74441J829
MF213E2Z

PGIM Absolute Return Bond Fund
Class R6:
PADQX
SEMIANNUAL SHAREHOLDER REPORT – April 30,
2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Absolute Return Bond Fund (the
“Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class R6	$31	0.61%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 3,484,157,647
Number of fund holdings	1,112
Portfolio turnover rate for the period	68%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	37.2
AA	11.8
A	6.6
BBB	12.9
BB	10.8
B	5.0
CCC	1.4
Not Rated	13.2
Cash/Cash Equivalents	1.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF213E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting
information
. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Absolute Return Bond Fund

SHARE CLASS	R6
NASDAQ	PADQX
CUSIP	74441J837
MF213E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 9

PGIM Quant Solutions Large-Cap Core Fund

PGIM Real Estate Income Fund

PGIM Select Real Estate Fund

PGIM Absolute Return Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2026

Table of Contents	Financial Statements and Other Information	April 30, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Quant Solutions Large-Cap Core Fund	3
PGIM Real Estate Income Fund	21
PGIM Select Real Estate Fund	32
PGIM Absolute Return Bond Fund	43
Notes to Financial Statements	94

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PHP—Philippine Peso

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BABs—Build America Bonds

BARC—Barclays Bank PLC

BBR—New Zealand Bank Bill Rate

BNP—BNP Paribas S.A.

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CMS—Constant Maturity Swap

COP—Certificates of Participation

CORRA—Canadian Overnight Repo Rate Average

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LP—Limited Partnership

M—Monthly payment frequency for swaps

MASTR—Morgan Stanley Structured Asset Security

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OBX—Oslo Stock Exchange

OTC—Over-the-counter

PIK—Payment-in-Kind

PO—Principal Only

Q—Quarterly payment frequency for swaps

RBC—Royal Bank of Canada

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

S&P—Standard & Poor’s

SARON—Swiss Average Rate Overnight

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

TONAR—Tokyo Overnight Average Rate

UAG—UBS AG

UTS—Unit Trust Security

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS

Aerospace & Defense 3.3%

ATI, Inc.*	22,400	$3,482,304
Boeing Co. (The)*	3,700	847,411
General Dynamics Corp.	19,100	6,576,130
General Electric Co.	17,800	5,160,754
Howmet Aerospace, Inc.	14,700	3,572,688
L3Harris Technologies, Inc.	6,800	2,179,740
Northrop Grumman Corp.	6,400	3,708,672
RTX Corp.	39,200	6,901,944
Woodward, Inc.	1,900	689,681

		33,119,324

Air Freight & Logistics 0.2%

FedEx Corp.	3,900	1,572,909

Automobile Components 0.7%

Adient PLC*	28,800	606,240
Aptiv PLC*	70,800	4,266,408
Dana, Inc.	61,300	2,234,385

		7,107,033

Automobiles 1.9%

Ford Motor Co.	302,800	3,657,824
General Motors Co.	96,200	7,396,818
Tesla, Inc.*	21,100	8,052,393

		19,107,035

Banks 2.8%

Bank of America Corp.	13,500	721,710
Citigroup, Inc.	105,600	13,514,688
JPMorgan Chase & Co.	21,781	6,822,463
Provident Financial Services, Inc.	15,000	340,200
Wells Fargo & Co.	78,600	6,463,278

		27,862,339

Beverages 0.3%

MGP Ingredients, Inc.	21,700	432,698
PepsiCo, Inc.	17,700	2,805,273

		3,237,971

Biotechnology 2.3%

AbbVie, Inc.	49,151	10,386,589
Amgen, Inc.	18,100	6,267,125
Biogen, Inc.*	3,600	681,408
Gilead Sciences, Inc.	36,900	4,827,996
Regeneron Pharmaceuticals, Inc.	2,200	1,555,532

		23,718,650

Broadline Retail 3.5%

Amazon.com, Inc.*	128,740	34,123,824
Macy’s, Inc.	86,500	1,691,075

		35,814,899

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 3

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products 0.2%

Johnson Controls International PLC	14,300	$2,088,229

Capital Markets 4.3%
Bank of New York Mellon Corp. (The)	85,100	11,434,887
Blackrock, Inc.	600	639,360
Charles Schwab Corp. (The)	110,800	10,153,712
Goldman Sachs Group, Inc. (The)	1,000	923,770
Morgan Stanley	71,900	13,703,421
MSCI, Inc.	700	413,987
Northern Trust Corp.	29,300	4,873,762
Raymond James Financial, Inc.	8,600	1,361,552
S&P Global, Inc.	1,100	474,353

		43,978,804

Chemicals 0.3%
Linde PLC	5,400	2,706,156
Sherwin-Williams Co. (The)	1,600	514,576

		3,220,732

Commercial Services & Supplies 0.1%

Deluxe Corp.	27,000	841,050

Communications Equipment 1.7%

Arista Networks, Inc.*	23,800	4,110,498
Ciena Corp.*	8,700	4,589,946
Cisco Systems, Inc.	76,082	6,961,503
Lumentum Holdings, Inc.*	900	812,088
Viavi Solutions, Inc.*	13,200	691,680

		17,165,715

Construction & Engineering 0.2%

Tutor Perini Corp.	21,600	2,007,072

Consumer Finance 0.2%

Capital One Financial Corp.	10,100	1,932,130

Consumer Staples Distribution & Retail 2.0%

Costco Wholesale Corp.	10,700	10,855,471
Dollar General Corp.	24,600	2,850,648
Sysco Corp.	40,200	3,003,342
Target Corp.	25,200	3,269,700

		19,979,161

Diversified Consumer Services 0.9%
ADT, Inc.	643,200	4,843,296
Covista, Inc.*	3,000	345,660
Laureate Education, Inc.*	30,500	917,898
Perdoceo Education Corp.	94,000	3,190,360

		9,297,214

Diversified Telecommunication Services 2.1%
AT&T, Inc.	188,300	4,920,279
Comcast Corp. (Class A Stock)	186,800	5,051,072
Verizon Communications, Inc.	241,300	11,589,639

		21,560,990

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities 1.2%
American Electric Power Co., Inc.	37,600	$5,155,336
NextEra Energy, Inc.	3,600	352,368
NRG Energy, Inc.	3,500	544,530
PG&E Corp.	195,000	3,240,900
Southern Co. (The)	31,400	3,036,380

		12,329,514

Electrical Equipment 0.8%
Allient, Inc.	7,200	548,496
GE Vernova, Inc.	6,600	7,150,836

		7,699,332

Electronic Equipment, Instruments & Components 1.0%
Avnet, Inc.	6,300	519,813
ePlus, Inc.	4,200	355,698
Keysight Technologies, Inc.*	13,600	4,758,776
Napco Security Technologies, Inc.	64,800	3,029,400
TE Connectivity PLC (Switzerland)	8,200	1,735,612

		10,399,299

Energy Equipment & Services 0.0%

Helix Energy Solutions Group, Inc.*	28,500	294,975

Entertainment 0.3%

Netflix, Inc.*	3,200	299,552
Walt Disney Co. (The)	29,800	3,091,750

		3,391,302

Financial Services 3.4%
Berkshire Hathaway, Inc. (Class B Stock)*	10,774	5,102,566
Fidelity National Information Services, Inc.	147,300	6,853,869
Fiserv, Inc.*	92,100	5,770,065
Mastercard, Inc. (Class A Stock)	30,800	15,489,936
Remitly Global, Inc.*	57,200	1,252,108

		34,468,544

Food Products 0.4%
General Mills, Inc.	92,200	3,255,582
Hain Celestial Group, Inc. (The)*	226,800	148,146
J.M. Smucker Co. (The)	4,800	470,544

		3,874,272

Ground Transportation 0.5%
Uber Technologies, Inc.*	41,500	3,096,315
Union Pacific Corp.	6,500	1,751,620

		4,847,935

Health Care Equipment & Supplies 0.2%

Medtronic PLC	24,000	1,943,280

Health Care Providers & Services 2.7%

Cardinal Health, Inc.	33,400	6,442,192
Cigna Group (The)	14,700	4,271,526
CVS Health Corp.	94,800	7,895,892

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 5

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)

McKesson Corp.	3,700	$3,016,240
UnitedHealth Group, Inc.	14,300	5,297,864

		26,923,714

Hotels, Restaurants & Leisure 0.9%

Bloomin’ Brands, Inc.	329,300	2,008,730
Booking Holdings, Inc.	42,450	7,146,882

		9,155,612

Household Durables 0.0%

Sonos, Inc.*	32,500	481,975

Household Products 0.1%

Energizer Holdings, Inc.	29,500	577,610
Procter & Gamble Co. (The)	2,200	323,598

		901,208

Industrial REITs 1.0%

Prologis, Inc.	71,300	10,126,026

Insurance 2.0%

Allstate Corp. (The)	27,900	6,061,554
American International Group, Inc.	31,000	2,318,800
First American Financial Corp.	7,000	490,910
Heritage Insurance Holdings, Inc.*	61,700	1,809,044
Kemper Corp.	39,600	1,334,124
MetLife, Inc.	97,800	7,833,780

		19,848,212

Interactive Media & Services 9.8%

Alphabet, Inc. (Class A Stock)	107,480	41,358,304
Alphabet, Inc. (Class C Stock)	88,560	33,824,606
Bumble, Inc. (Class A Stock)*	301,700	1,252,055
Meta Platforms, Inc. (Class A Stock)	36,780	22,506,050

		98,941,015

IT Services 1.6%

Accenture PLC (Class A Stock)	30,300	5,414,913
Cognizant Technology Solutions Corp. (Class A Stock)	147,500	7,802,750
DXC Technology Co.*	24,000	271,680
Everforth, Inc.*	14,300	301,730
International Business Machines Corp.	11,900	2,748,662

		16,539,735

Life Sciences Tools & Services 0.8%

Danaher Corp.	39,900	7,140,105
Thermo Fisher Scientific, Inc.	1,200	574,752

		7,714,857

Machinery 2.9%

Caterpillar, Inc.	13,500	12,016,485
Crane Co.	22,800	4,052,244
Cummins, Inc.	10,700	7,179,807
Otis Worldwide Corp.	6,400	498,432

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)
Parker-Hannifin Corp.	2,800	$2,546,376
Proto Labs, Inc.*	27,300	1,769,313
Worthington Enterprises, Inc.	26,600	1,443,582

		29,506,239

Metals & Mining 0.4%

Newmont Corp.	21,700	2,410,653
Nucor Corp.	2,400	540,696
Warrior Met Coal, Inc.	14,800	1,329,780

		4,281,129

Multi-Utilities 0.1%

Sempra	6,200	589,744

Oil, Gas & Consumable Fuels 3.7%

Antero Midstream Corp.	32,800	717,008
Chevron Corp.	37,700	7,287,787
ConocoPhillips	58,800	7,395,864
Devon Energy Corp.	13,300	683,221
Exxon Mobil Corp.	126,100	19,461,013
Williams Cos., Inc. (The)	18,000	1,373,580

		36,918,473

Personal Care Products 0.0%

Herbalife Ltd.*	26,600	441,560

Pharmaceuticals 3.5%

Alumis, Inc.*	19,600	483,924
Bristol-Myers Squibb Co.	5,100	309,009
Eli Lilly & Co.	13,600	12,710,560
Johnson & Johnson	65,658	15,091,491
Merck & Co., Inc.	28,100	3,067,958
Pfizer, Inc.	149,400	3,988,980

		35,651,922

Professional Services 0.4%

CBIZ, Inc.*	18,200	555,100
Clarivate PLC*	932,900	2,677,423
Concentrix Corp.	13,000	309,660

		3,542,183

Real Estate Management & Development 0.2%

CBRE Group, Inc. (Class A Stock)*	2,100	299,733
Jones Lang LaSalle, Inc.*	5,400	1,717,902

		2,017,635

Semiconductors & Semiconductor Equipment 16.8%

Advanced Micro Devices, Inc.*	4,000	1,417,960
Analog Devices, Inc.	17,900	7,200,454
Applied Materials, Inc.	21,200	8,363,188
Broadcom, Inc.	78,900	32,935,227
Intel Corp.*	64,000	6,046,720
KLA Corp.	1,500	2,625,525
Lam Research Corp.	58,100	14,981,666
Microchip Technology, Inc.	18,600	1,728,126

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 7

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

Micron Technology, Inc.	19,500	$10,084,620
NVIDIA Corp.	383,300	76,495,181
Teradyne, Inc.	21,200	7,281,564
Ultra Clean Holdings, Inc.*	3,600	281,340

		169,441,571

Software 6.6%

A10 Networks, Inc.	109,200	2,913,456
Adobe, Inc.*	16,900	4,159,090
Autodesk, Inc.*	23,400	5,545,800
Gen Digital, Inc.	26,000	501,540
Intuit, Inc.	1,500	582,750
Microsoft Corp.	116,784	47,622,180
Mitek Systems, Inc.*	24,700	344,812
Roper Technologies, Inc.	6,800	2,412,708
Salesforce, Inc.	8,000	1,412,240
Zoom Communications, Inc.*	10,600	1,029,790

		66,524,366

Specialized REITs 0.1%

VICI Properties, Inc.	30,000	876,000

Specialty Retail 1.1%

American Eagle Outfitters, Inc.	37,800	658,476
Ross Stores, Inc.	15,700	3,576,303
TJX Cos., Inc. (The)	43,200	6,771,600

		11,006,379

Technology Hardware, Storage & Peripherals 7.9%

Apple, Inc.	253,080	68,673,258
Sandisk Corp.*	3,900	4,276,389
Western Digital Corp.	16,400	7,126,128

		80,075,775

Textiles, Apparel & Luxury Goods 0.1%

Tapestry, Inc.	6,500	942,760

Tobacco 0.8%

Philip Morris International, Inc.	33,500	5,529,845
Universal Corp.	45,300	2,427,174

		7,957,019

Trading Companies & Distributors 0.3%

NPK International, Inc.*	213,300	3,487,455

TOTAL LONG-TERM INVESTMENTS (cost $594,101,375)		996,752,274

SHORT-TERM INVESTMENTS 1.5%

AFFILIATED MUTUAL FUND 1.4%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $13,833,173)(wb)	13,833,173	13,833,173

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $1,393,614)	3.608%	06/16/26	1,400	$1,393,564

TOTAL SHORT-TERM INVESTMENTS (cost $15,226,787)				15,226,737

TOTAL INVESTMENTS 100.1% (cost $609,328,162)				1,011,979,011
Liabilities in excess of other assets(z) (0.1)%				(773,362)

NET ASSETS 100.0%				$1,011,205,649

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
41	S&P 500 E-Mini Index	Jun. 2026	$14,849,688	$1,069,782

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$1,393,564

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$33,119,324	$—	$—
Air Freight & Logistics	1,572,909	—	—
Automobile Components	7,107,033	—	—
Automobiles	19,107,035	—	—
Banks	27,862,339	—	—
Beverages	3,237,971	—	—
Biotechnology	23,718,650	—	—
Broadline Retail	35,814,899	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 9

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Building Products	$2,088,229	$—	$—
Capital Markets	43,978,804	—	—
Chemicals	3,220,732	—	—
Commercial Services & Supplies	841,050	—	—
Communications Equipment	17,165,715	—	—
Construction & Engineering	2,007,072	—	—
Consumer Finance	1,932,130	—	—
Consumer Staples Distribution & Retail	19,979,161	—	—
Diversified Consumer Services	9,297,214	—	—
Diversified Telecommunication Services	21,560,990	—	—
Electric Utilities	12,329,514	—	—
Electrical Equipment	7,699,332	—	—
Electronic Equipment, Instruments & Components	10,399,299	—	—
Energy Equipment & Services	294,975	—	—
Entertainment	3,391,302	—	—
Financial Services	34,468,544	—	—
Food Products	3,874,272	—	—
Ground Transportation	4,847,935	—	—
Health Care Equipment & Supplies	1,943,280	—	—
Health Care Providers & Services	26,923,714	—	—
Hotels, Restaurants & Leisure	9,155,612	—	—
Household Durables	481,975	—	—
Household Products	901,208	—	—
Industrial REITs	10,126,026	—	—
Insurance	19,848,212	—	—
Interactive Media & Services	98,941,015	—	—
IT Services	16,539,735	—	—
Life Sciences Tools & Services	7,714,857	—	—
Machinery	29,506,239	—	—
Metals & Mining	4,281,129	—	—
Multi-Utilities	589,744	—	—
Oil, Gas & Consumable Fuels	36,918,473	—	—
Personal Care Products	441,560	—	—
Pharmaceuticals	35,651,922	—	—
Professional Services	3,542,183	—	—
Real Estate Management & Development	2,017,635	—	—
Semiconductors & Semiconductor Equipment	169,441,571	—	—
Software	66,524,366	—	—
Specialized REITs	876,000	—	—
Specialty Retail	11,006,379	—	—
Technology Hardware, Storage & Peripherals	80,075,775	—	—
Textiles, Apparel & Luxury Goods	942,760	—	—
Tobacco	7,957,019	—	—
Trading Companies & Distributors	3,487,455	—	—
Short-Term Investments
Affiliated Mutual Fund	13,833,173	—	—
U.S. Treasury Obligation	—	1,393,564	—

Total	$1,010,585,447	$1,393,564	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,069,782	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Industry Classification (continued):

Semiconductors & Semiconductor Equipment	16.8%
Interactive Media & Services	9.8
Technology Hardware, Storage & Peripherals	7.9
Software	6.6
Capital Markets	4.3
Oil, Gas & Consumable Fuels	3.7
Broadline Retail	3.5
Pharmaceuticals	3.5
Financial Services	3.4
Aerospace & Defense	3.3
Machinery	2.9
Banks	2.8
Health Care Providers & Services	2.7
Biotechnology	2.3
Diversified Telecommunication Services	2.1
Consumer Staples Distribution & Retail	2.0
Insurance	2.0
Automobiles	1.9
Communications Equipment	1.7
IT Services	1.6
Affiliated Mutual Fund	1.4
Electric Utilities	1.2
Specialty Retail	1.1
Electronic Equipment, Instruments & Components	1.0
Industrial REITs	1.0
Diversified Consumer Services	0.9
Hotels, Restaurants & Leisure	0.9
Tobacco	0.8
Life Sciences Tools & Services	0.8
Electrical Equipment	0.8
Automobile Components	0.7

Ground Transportation	0.5%
Metals & Mining	0.4
Food Products	0.4
Professional Services	0.4
Trading Companies & Distributors	0.3
Entertainment	0.3
Beverages	0.3
Chemicals	0.3
Building Products	0.2
Real Estate Management & Development	0.2
Construction & Engineering	0.2
Health Care Equipment & Supplies	0.2
Consumer Finance	0.2
Air Freight & Logistics	0.2
U.S. Treasury Obligations	0.1
Textiles, Apparel & Luxury Goods	0.1
Household Products	0.1
Specialized REITs	0.1
Commercial Services & Supplies	0.1
Multi-Utilities	0.1
Household Durables	0.0	*
Personal Care Products	0.0	*
Energy Equipment & Services	0.0	*

	100.1
Liabilities in excess of other assets	(0.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$1,069,782*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$226,866

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 11

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$624,616

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$16,127,088

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Statement of Assets &Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $595,494,989)	$998,145,838
Affiliated investments (cost $13,833,173)	13,833,173
Dividends and interest receivable	717,516
Receivable for Fund shares sold	332,102
Due from broker—variation margin futures	155,288
Prepaid expenses and other assets	41,044

Total Assets	1,013,224,961

Liabilities
Payable for Fund shares purchased	1,463,262
Management fee payable	253,332
Distribution fee payable	118,480
Transfer agent’s fees and expenses payable	109,656
Affiliated transfer agent fee payable	47,146
Accrued expenses and other liabilities	26,900
Trustees’ fees payable	536

Total Liabilities	2,019,312

Net Assets	$1,011,205,649

Net assets were comprised of:
Shares of beneficial interest, at par	$42,390
Paid-in capital in excess of par	551,714,527
Total distributable earnings (loss)	459,448,732

Net assets, April 30, 2026	$1,011,205,649

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 13

PGIM Quant Solutions Large-Cap Core Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A
Net asset value and redemption price per share, ($549,077,183 ÷ 23,468,842 shares of beneficial interest issued and outstanding)	$23.40
Maximum sales charge (5.50% of offering price)	1.36

Maximum offering price to public	$24.76

Class C
Net asset value, offering price and redemption price per share, ($11,719,711 ÷ 615,947 shares of beneficial interest issued and outstanding)	$19.03

Class Z
Net asset value, offering price and redemption price per share, ($315,611,764 ÷ 12,844,539 shares of beneficial interest issued and outstanding)	$24.57

Class R6
Net asset value, offering price and redemption price per share, ($134,796,991 ÷ 5,460,907 shares of beneficial interest issued and outstanding)	$24.68

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$5,829,397
Affiliated dividend income	260,113
Interest income	28,594
Income from securities lending, net (including affiliated income of $2,352)	2,937

Total income	6,121,041

Expenses
Management fee	1,672,585
Distribution fee(a)	848,154
Transfer agent’s fees and expenses (including affiliated expense of $94,762)(a)	469,424
Custodian and accounting fees	43,023
Shareholders’ reports	29,671
Registration fees(a)	24,131
Professional fees	19,438
Audit fee	13,747
Trustees’ fees	10,922
SEC registration fees	24
Miscellaneous	19,845

Total expenses	3,150,964
Less: Fee waiver and/or expense reimbursement(a)	(161,479)
Distribution fee waiver(a)	(131,845)

Net expenses	2,857,640

Net investment income (loss)	3,263,401

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $1)	56,835,919
Futures transactions	226,866

57,062,785

Net change in unrealized appreciation (depreciation) on:
Investments	15,561,841
Futures	624,616

16,186,457

Net gain (loss) on investment transactions	73,249,242

Net Increase (Decrease) In Net Assets Resulting From Operations	$76,512,643

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	791,068	57,086	—	—
Transfer agent’s fees and expenses	251,522	9,817	207,360	725
Registration fees	5,919	5,401	8,452	4,359
Fee waiver and/or expense reimbursement	(79,113)	(11,665)	(48,970)	(21,731)
Distribution fee waiver	(131,845)	—	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 15

PGIM Quant Solutions Large-Cap Core Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,263,401	$6,823,491
Net realized gain (loss) on investment transactions	57,062,785	95,511,384
Net change in unrealized appreciation (depreciation) on investments	16,186,457	67,596,320

Net increase (decrease) in net assets resulting from operations	76,512,643	169,931,195

Dividends and Distributions
Distributions from distributable earnings
Class A	(57,149,426)	(54,198,121)
Class C	(1,436,789)	(1,516,824)
Class Z	(30,353,230)	(25,597,109)
Class R6	(13,016,268)	(11,061,504)

	(101,955,713)	(92,373,558)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	65,956,654	293,982,981
Net asset value of shares issued in reinvestment of dividends and distributions	101,010,325	91,614,393
Cost of shares purchased	(124,346,204)	(365,737,209)

Net increase (decrease) in net assets from Fund share transactions	42,620,775	19,860,165

Total increase (decrease)	17,177,705	97,417,802

Net Assets:
Beginning of period	994,027,944	896,610,142

End of period	$1,011,205,649	$994,027,944

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.23		$22.48	$16.80	$15.75	$21.09	$15.17
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.14	0.15	0.16	0.18	0.16
Net realized and unrealized gain (loss) on investment transactions	1.70		3.95	6.17	1.26	(2.46)	6.14
Total from investment operations	1.77		4.09	6.32	1.42	(2.28)	6.30
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.16)	(0.18)	(0.19)	(0.17)	(0.19)
Distributions from net realized gains	(2.44)		(2.18)	(0.46)	(0.18)	(2.89)	(0.19)
Total dividends and distributions	(2.60)		(2.34)	(0.64)	(0.37)	(3.06)	(0.38)
Net asset value, end of period	$23.40		$24.23	$22.48	$16.80	$15.75	$21.09
Total Return(b):	8.12%		19.48%	38.49%	9.16%	(12.84)%	42.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$549,077		$565,811	$524,581	$412,198	$411,798	$522,601
Average net assets (000)	$531,749		$527,179	$498,458	$423,340	$468,874	$475,322
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70	%(d)	0.70%	0.70%	0.72%	0.72%	0.72%
Expenses before waivers and/or expense reimbursement	0.78	%(d)	0.78%	0.79%	0.83%	0.83%	0.81%
Net investment income (loss)	0.59	%(d)	0.65%	0.75%	0.97%	1.03%	0.84%
Portfolio turnover rate(e)	54%		123%	113%	96%	98%	101%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 17

PGIM Quant Solutions Large-Cap Core Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025		2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.14		$19.06		$14.35	$13.51	$18.52	$13.38
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(b)	(0.02	)(b)	0.01	0.04	0.05	0.02
Net realized and unrealized gain (loss) on investment transactions	1.38		3.32		5.25	1.08	(2.11)	5.42
Total from investment operations	1.37		3.30		5.26	1.12	(2.06)	5.44
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.04)		(0.09)	(0.10)	(0.06)	(0.11)
Distributions from net realized gains	(2.44)		(2.18)		(0.46)	(0.18)	(2.89)	(0.19)
Total dividends and distributions	(2.48)		(2.22)		(0.55)	(0.28)	(2.95)	(0.30)
Net asset value, end of period	$19.03		$20.14		$19.06	$14.35	$13.51	$18.52
Total Return(c):	7.69%		18.66%		37.45%	8.37%	(13.46)%	41.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,720		$11,797		$13,239	$13,876	$15,992	$22,453
Average net assets (000)	$11,512		$11,978		$14,335	$15,468	$19,087	$22,342
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.44	%(e)	1.44%		1.44%	1.44%	1.44%	1.44%
Expenses before waivers and/or expense reimbursement	1.64	%(e)	1.64%		1.68%	1.65%	1.65%	1.59%
Net investment income (loss)	(0.16	)%(e)	(0.08)%		0.03%	0.27%	0.30%	0.14%
Portfolio turnover rate(f)	54%		123%		113%	96%	98%	101%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$25.34		$23.41	$17.47	$16.38	$21.79	$15.67
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.19	0.21	0.21	0.24	0.21
Net realized and unrealized gain (loss) on investment transactions	1.78		4.15	6.41	1.31	(2.55)	6.32
Total from investment operations	1.87		4.34	6.62	1.52	(2.31)	6.53
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.23)	(0.22)	(0.25)	(0.21)	(0.22)
Distributions from net realized gains	(2.44)		(2.18)	(0.46)	(0.18)	(2.89)	(0.19)
Total dividends and distributions	(2.64)		(2.41)	(0.68)	(0.43)	(3.10)	(0.41)
Net asset value, end of period	$24.57		$25.34	$23.41	$17.47	$16.38	$21.79
Total Return(b):	8.19%		19.80%	38.82%	9.43%	(12.54)%	42.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$315,612		$294,873	$34,831	$21,379	$20,647	$25,663
Average net assets (000)	$294,276		$255,237	$28,654	$21,455	$23,609	$60,616
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.49	%(d)	0.49%	0.45%	0.46%	0.42%	0.49%
Expenses before waivers and/or expense reimbursement	0.52	%(d)	0.52%	0.56%	0.54%	0.54%	0.55%
Net investment income (loss)	0.79	%(d)	0.84%	1.00%	1.22%	1.34%	1.10%
Portfolio turnover rate(e)	54%		123%	113%	96%	98%	101%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 19

PGIM Quant Solutions Large-Cap Core Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$25.46		$23.50	$17.53	$16.42	$21.86	$15.70
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.24	0.24	0.23	0.25	0.23
Net realized and unrealized gain (loss) on investment transactions	1.79		4.14	6.43	1.31	(2.56)	6.36
Total from investment operations	1.90		4.38	6.67	1.54	(2.31)	6.59
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.24)	(0.24)	(0.25)	(0.24)	(0.24)
Distributions from net realized gains	(2.44)		(2.18)	(0.46)	(0.18)	(2.89)	(0.19)
Total dividends and distributions	(2.68)		(2.42)	(0.70)	(0.43)	(3.13)	(0.43)
Net asset value, end of period	$24.68		$25.46	$23.50	$17.53	$16.42	$21.86
Total Return(b):	8.26%		19.92%	39.00%	9.56%	(12.52)%	42.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$134,797		$121,547	$323,959	$254,742	$228,073	$295,432
Average net assets (000)	$126,146		$125,578	$289,187	$248,145	$258,329	$204,016
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Expenses before waivers and/or expense reimbursement	0.38	%(d)	0.39%	0.39%	0.39%	0.39%	0.38%
Net investment income (loss)	0.93	%(d)	1.03%	1.10%	1.33%	1.38%	1.17%
Portfolio turnover rate(e)	54%		123%	113%	96%	98%	101%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS 79.7%

Diversified REITs 4.5%
British Land Co. PLC (The) (United Kingdom)	136,748	$723,598
LondonMetric Property PLC (United Kingdom)	764,967	1,969,084

		2,692,682

Health Care Facilities 2.5%
Sienna Senior Living, Inc. (Canada)	86,833	1,495,853

Health Care REITs 7.9%
Chiron Real Estate, Inc.	55,500	1,946,385
National Health Investors, Inc.	23,771	1,828,228
National Healthcare Properties, Inc.*	77,958	999,421

		4,774,034

Hotel & Resort REITs 1.3%
Ryman Hospitality Properties, Inc.	7,574	795,952

Industrial REITs 9.8%
CapitaLand Ascendas REIT(Singapore)	435,266	855,501
LXP Industrial Trust	60,750	3,093,390
Tritax Big Box REIT PLC (United Kingdom)	435,077	893,039
UI Boustead REIT (Singapore)*	1,605,874	1,059,817

		5,901,747

Office REITs 5.1%
BXP, Inc.	14,547	850,418
Postal Realty Trust, Inc. (Class A Stock)	100,204	2,192,463

		3,042,881

Real Estate Operating Companies 1.7%
Swire Properties Ltd. (Hong Kong)	314,687	1,005,465

Residential REITs 6.1%
Equity Residential	42,215	2,760,017
Independence Realty Trust, Inc.	57,240	933,584

		3,693,601

Retail REITs 22.8%
Brixmor Property Group, Inc.	29,648	892,108
Link REIT (Hong Kong)	314,684	1,584,526
NETSTREIT Corp.	91,873	1,889,828
NNN REIT,Inc.	27,139	1,188,417
Regency Centers Corp.	23,538	1,832,433
Scentre Group (Australia)	851,999	2,289,484
Simon Property Group, Inc.	16,989	3,460,829
Supermarket Income REIT PLC (United Kingdom)	471,231	537,965

		13,675,590

Specialized REITs 18.0%
Digital Realty Trust, Inc.	3,655	734,436
Extra Space Storage, Inc.	19,549	2,801,958
Gaming &Leisure Properties, Inc.	37,277	1,806,443

See Notes to Financial Statements.

PGIM Real Estate Income Fund 21

PGIM Real Estate Income Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Specialized REITs (cont’d.)
Iron Mountain, Inc.	34,002	$4,283,912
Smartstop Self Storage REIT, Inc.	36,747	1,156,796

		10,783,545

TOTAL COMMON STOCKS (cost $42,235,036)		47,861,350

PREFERRED STOCKS 19.9%

Diversified REITs 1.9%
Gladstone Commercial Corp., Series G, 6.000%, Maturing 06/28/26(oo)	57,837	1,159,632

Hotel &Resort REITs 3.3%
Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 07/27/26(oo)	109,329	1,956,989

Industrial REITs 1.4%
Rexford Industrial Realty,Inc., Series C, 5.625%, Maturing 05/20/26(oo)	41,599	869,419

Office REITs 3.8%
Vornado Realty Trust, Series M, 5.250%, Maturing 05/30/26(oo)	132,063	2,271,484

Retail REITs 6.7%
Agree Realty Corp., Series A, 4.250%, Maturing 09/17/26(oo)	130,225	2,233,359
Kimco Realty Corp., Series L, 5.125%, Maturing 05/30/26(oo)	91,037	1,801,622

		4,034,981

Specialized REITs 2.8%
EPR Properties, Series G, 5.750%, Maturing 05/30/26(oo)	63,239	1,250,235
Public Storage, Series H, 5.600%, Maturing 05/30/26(oo)	17,887	399,953

		1,650,188

TOTAL PREFERRED STOCKS (cost $12,049,039)		11,942,693

TOTAL LONG-TERM INVESTMENTS (cost $54,284,075)		59,804,043

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $268,045)(wb)	268,045	268,045

TOTAL INVESTMENTS 100.0%
(cost $54,552,120)		60,072,088
Liabilities in excess of other assets (0.0)%		(28,620)

NET ASSETS 100.0%		$60,043,468

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Diversified REITs	$—	$2,692,682	$—
Health Care Facilities	1,495,853	—	—
Health Care REITs	4,774,034	—	—
Hotel &Resort REITs	795,952	—	—
Industrial REITs	4,153,207	1,748,540	—
Office REITs	3,042,881	—	—
Real Estate Operating Companies	—	1,005,465	—
Residential REITs	3,693,601	—	—
Retail REITs	9,263,615	4,411,975	—
Specialized REITs	10,783,545	—	—
Preferred Stocks
Diversified REITs	1,159,632	—	—
Hotel &Resort REITs	1,956,989	—	—
Industrial REITs	869,419	—	—
Office REITs	2,271,484	—	—
Retail REITs	4,034,981	—	—
Specialized REITs	1,650,188	—	—
Short-Term Investment
Affiliated Mutual Fund	268,045	—	—

Total	$50,213,426	$9,858,662	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Retail REITs	29.5%
Specialized REITs	20.8
Industrial REITs	11.2
Office REITs	8.9
Health Care REITs	7.9
Diversified REITs	6.4
Residential REITs	6.1
Hotel & Resort REITs	4.6
Health Care Facilities	2.5
Real Estate Operating Companies	1.7

Affiliated Mutual Fund	0.4%

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Real Estate Income Fund 23

PGIM Real Estate Income Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $54,284,075)	$59,804,043
Affiliated investments(cost $268,045)	268,045
Foreign currency, at value (cost $11,394)	11,461
Dividends receivable	106,124
Tax reclaim receivable	53,077
Receivable for Fund shares sold	47,276
Prepaid expenses	14,210

Total Assets	60,304,236

Liabilities
Payable for Fund shares purchased	189,783
Management fee payable	33,598
Audit fee payable	18,568
Custodian and accounting fees payable	14,293
Accrued expenses and other liabilities	2,707
Trustees’ fees payable	766
Affiliated transfer agent fee payable	645
Distribution fee payable	408

Total Liabilities	260,768

Net Assets	$60,043,468

Net assets were comprised of:
Shares of beneficial interest, at par	$7,669
Paid-in capital in excess of par	54,634,975
Total distributable earnings (loss)	5,400,824

Net assets, April 30, 2026	$60,043,468

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A
Net asset value and redemption price per share, ($1,153,677 ÷ 147,822 shares of beneficial interest issued and outstanding)	$7.80
Maximum sales charge (5.50% of offering price)	0.45

Maximum offering price to public	$8.25

Class C
Net asset value, offering price and redemption price per share, ($230,475 ÷ 29,521 shares of beneficial interest issued and outstanding)	$7.81

Class Z
Net asset value, offering price and redemption price per share, ($22,564,179 ÷ 2,874,420 shares of beneficial interest issued and outstanding)	$7.85

Class R6
Net asset value, offering price and redemption price per share, ($36,095,137 ÷ 4,616,804 shares of beneficial interest issued and outstanding)	$7.82

See Notes to Financial Statements.

PGIM Real Estate Income Fund 25

PGIM Real Estate Income Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $41,677 foreign withholding tax)	$1,034,671
Affiliated dividend income	7,982
Affiliated income from securities lending, net	1,609

Total income	1,044,262

Expenses
Management fee	231,326
Distribution fee(a)	2,657
Custodian and accounting fees	20,959
Audit fee	18,569
Transfer agent’s fees and expenses (including affiliated expense of $1,465)(a)	18,492
Professional fees	18,109
Registration fees(a)	16,261
Shareholders‘ reports	10,408
Trustees’ fees	5,113
SEC registration fees	362
Miscellaneous	12,617

Total expenses	354,873
Less: Fee waiver and/or expense reimbursement(a)	(33,924)
Distribution fee waiver(a)	(270)

Net expenses	320,679

Net investment income (loss)	723,583

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(176))	1,070,294
Foreign currency transactions	3,197

1,073,491

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2))	4,328,565
Foreign currencies	2,277

4,330,842

Net gain (loss) on investment and foreign currency transactions	5,404,333

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,127,916

(a) Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,617	1,040	—	—
Transfer agent’s fees and expenses	1,053	307	16,659	473
Registration fees	3,490	3,682	5,526	3,563
Fee waiver and/or expense reimbursement	(4,527)	(3,987)	(21,851)	(3,559)
Distribution fee waiver	(270)	—	—	—

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ 723,583	$ 1,520,567
Net realized gain (loss) on investment and foreign currency transactions	1,073,491	1,925,106
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,330,842	(4,828,311)

Net increase (decrease) in net assets resulting from operations	6,127,916	(1,382,638)

Dividends and Distributions
Distributions from distributable earnings
Class A	(56,576)	(42,590)
Class C	(9,926)	(6,934)
Class Z	(1,162,283)	(1,000,422)
Class R6	(1,865,319)	(1,995,923)

	(3,094,104)	(3,045,869)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	7,049,141	31,735,839
Net asset value of shares issued in reinvestment of dividends and distributions	3,092,283	3,043,735
Cost of shares purchased	(8,804,463)	(26,994,141)

Net increase (decrease) in net assets from Fund share transactions	1,336,961	7,785,433

Total increase (decrease)	4,370,773	3,356,926

Net Assets:
Beginning of period	55,672,695	52,315,769

End of period	$60,043,468	$ 55,672,695

See Notes to Financial Statements.

PGIM Real Estate Income Fund 27

PGIM Real Estate Income Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.43		$8.04	$5.85	$6.18		$10.26	$7.67
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.20	0.26	0.22		0.32	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.68		(0.38)	2.21	(0.29)		(1.99)	2.70
Total from investment operations	0.76		(0.18)	2.47	(0.07)		(1.67)	2.95
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.25)	(0.27)	(0.22)		(0.29)	(0.36)
Tax return of capital distributions	-		-	-	(0.04)		(0.10)	-
Distributions from net realized gains	(0.25)		(0.18)	(0.01)	-		(2.02)	-
Total dividends and distributions	(0.39)		(0.43)	(0.28)	(0.26)		(2.41)	(0.36)
Net asset value, end of period	$7.80		$7.43	$8.04	$5.85		$6.18	$10.26
Total Return(b):	10.71%		(2.24)%	42.57%	(1.24)%		(20.18)%	38.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,154		$1,078	$745	$524		$738	$1,582
Average net assets (000)	$1,087		$765	$607	$705		$1,190	$1,428
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.35	%(d)	1.35%	1.35%	1.36	%(e)	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	2.24	%(d)	2.63%	2.96%	2.79%		2.39%	2.16%
Net investment income (loss)	2.20	%(d)	2.69%	3.74%	3.40%		4.16%	2.56%
Portfolio turnover rate(f)	41%		115%	112%	92%		90%	201%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.44		$8.04	$5.85		$6.18		$10.26	$7.67
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.16	0.21		0.17		0.20	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.68		(0.39)	2.20		(0.29)		(1.93)	2.70
Total from investment operations	0.73		(0.23)	2.41		(0.12)		(1.73)	2.88
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.19)	(0.21)		(0.17)		(0.23)	(0.29)
Tax return of capital distributions	-		-	-		(0.04)		(0.10)	-
Distributions from net realized gains	(0.25)		(0.18)	(0.01)		-		(2.02)	-
Total dividends and distributions	(0.36)		(0.37)	(0.22)		(0.21)		(2.35)	(0.29)
Net asset value, end of period	$7.81		$7.44	$8.04		$5.85		$6.18	$10.26
Total Return(b):	10.30%		(2.84)%	41.57%		(2.01)%		(20.81)%	37.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$230		$211	$131		$167		$178	$277
Average net assets (000)	$210		$158	$154		$221		$240	$302
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.10	%(d)	2.10%	2.11	%(e)	2.11	%(e)	2.10%	2.10%
Expenses before waivers and/or expense reimbursement	5.93	%(d)	6.99%	7.63%		5.30%		5.03%	4.27%
Net investment income (loss)	1.46	%(d)	2.11%	3.07%		2.63%		2.65%	1.92%
Portfolio turnover rate(f)	41%		115%	112%		92%		90%	201%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes certain non-recurring expenses of 0.01% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund 29

PGIM Real Estate Income Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.47		$8.08	$5.87	$6.20		$10.29	$7.69
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.23	0.28	0.26		0.28	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.69		(0.39)	2.22	(0.31)		(1.94)	2.71
Total from investment operations	0.78		(0.16)	2.50	(0.05)		(1.66)	2.99
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.27)	(0.28)	(0.24)		(0.31)	(0.39)
Tax return of capital distributions	-		-	-	(0.04)		(0.10)	-
Distributions from net realized gains	(0.25)		(0.18)	(0.01)	-		(2.02)	-
Total dividends and distributions	(0.40)		(0.45)	(0.29)	(0.28)		(2.43)	(0.39)
Net asset value, end of period	$7.85		$7.47	$8.08	$5.87		$6.20	$10.29
Total Return(b):	10.93%		(1.98)%	43.11%	(0.99)%		(20.03)%	39.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,564		$20,754	$3,712	$451		$7,024	$10,941
Average net assets (000)	$22,311		$15,884	$958	$1,033		$7,858	$11,287
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10	%(d)	1.10%	1.10%	1.11	%(e)	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.30	%(d)	1.38%	2.83%	2.22%		1.34%	1.38%
Net investment income (loss)	2.50	%(d)	3.05%	3.71%	4.08%		3.67%	2.92%
Portfolio turnover rate(f)	41%		115%	112%	92%		90%	201%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.45		$8.06	$5.86	$6.19		$10.27	$7.68
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.22	0.28	0.24		0.28	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.68		(0.38)	2.21	(0.29)		(1.93)	2.71
Total from investment operations	0.77		(0.16)	2.49	(0.05)		(1.65)	2.98
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.27)	(0.28)	(0.24)		(0.31)	(0.39)
Tax return of capital distributions	-		-	-	(0.04)		(0.10)	-
Distributions from net realized gains	(0.25)		(0.18)	(0.01)	-		(2.02)	-
Total dividends and distributions	(0.40)		(0.45)	(0.29)	(0.28)		(2.43)	(0.39)
Net asset value, end of period	$7.82		$7.45	$8.06	$5.86		$6.19	$10.27
Total Return(b):	10.83%		(1.86)%	42.84%	(0.98)%		(19.95)%	39.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,095		$33,629	$47,727	$28,381		$20,150	$29,642
Average net assets (000)	$34,703		$34,131	$40,162	$23,207		$24,849	$33,597
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10	%(d)	1.10%	1.10%	1.12	%(e)	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.12	%(d)	1.17%	1.23%	1.49%		1.24%	1.15%
Net investment income (loss)	2.52	%(d)	2.97%	3.96%	3.69%		3.72%	2.82%
Portfolio turnover rate(f)	41%		115%	112%	92%		90%	201%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund 31

PGIM Select Real Estate Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 98.7%

COMMON STOCKS 98.7%

Diversified REITs 3.5%
Essential Properties Realty Trust, Inc.	221,977	$6,976,737
Stockland (Australia)	525,000	1,539,666

		8,516,403

Health Care Providers &Services 1.9%
Chartwell Retirement Residences (Canada) UTS	287,394	4,557,343

Health Care REITs 16.6%
Aedifica SA (Belgium)	45,288	3,817,840
American Healthcare REIT,Inc.	142,375	7,229,803
Janus Living, Inc. (Class A Stock)*	132,325	3,472,208
National Health Investors, Inc.	29,903	2,299,840
National Healthcare Properties, Inc.*	230,244	2,951,728
Welltower, Inc.	93,794	20,385,188

		40,156,607

Hotel &Resort REITs 0.8%
Sunstone Hotel Investors, Inc.	197,891	1,943,290

Industrial REITs 17.5%
CapitaLand Ascendas REIT (Singapore)	1,198,100	2,354,826
First Industrial Realty Trust, Inc.	134,163	8,319,448
Goodman Group (Australia)	328,834	7,124,433
LondonMetric Property PLC (United Kingdom)	1,140,536	2,935,828
Prologis, Inc.	106,929	15,186,056
Tritax Big Box REIT PLC (United Kingdom)	1,502,079	3,083,168
UI Boustead REIT (Singapore)*	2,469,700	1,629,909
Warehouses De Pauw CVA (Belgium)	64,346	1,691,285

		42,324,953

IT Services 1.2%
NEXTDC Ltd. (Australia)*	263,791	2,738,136

Office REITs 3.8%
BXP, Inc.	77,324	4,520,361
Nippon Building Fund, Inc. (Japan)	5,623	4,722,031

		9,242,392

Real Estate Management &Development 14.0%
Castellum AB (Sweden)	255,469	3,269,988
City Developments Ltd. (Singapore)	461,500	2,970,187
Hongkong Land Holdings Ltd. (Hong Kong)	246,728	1,950,641
Mitsubishi Estate Co. Ltd. (Japan)	97,037	2,765,384
Mitsui Fudosan Co. Ltd. (Japan)	423,697	4,640,343
PSP Swiss Property AG (Switzerland)	19,256	3,848,716
Sumitomo Realty &Development Co. Ltd. (Japan)	146,842	4,552,045
Sun Hung Kai Properties Ltd. (Hong Kong)	166,219	2,910,010
Swire Properties Ltd. (Hong Kong)	596,189	1,904,899
TAG Immobilien AG (Germany)	179,935	3,137,876
UOL Group Ltd. (Singapore)	215,800	1,805,322

		33,755,411

Residential REITs 6.9%
Equity Residential	80,936	5,291,596

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Residential REITs (cont’d.)
Independence Realty Trust, Inc.	354,725	$5,785,565
Mitsui Fudosan Accommodations Fund, Inc. (Japan)	3,568	2,980,643
UDR, Inc.	73,999	2,689,123

		16,746,927

Retail REITs 16.6%
Agree Realty Corp.	96,937	7,474,812
Curbline Properties Corp.	204,261	5,637,604
FrontView REIT, Inc.	99,455	1,760,353
Link REIT (Hong Kong)	704,453	3,547,127
Regency Centers Corp.	41,702	3,246,501
Simon Property Group, Inc.	48,061	9,790,506
Unibail-Rodamco-Westfield (France)	49,438	6,002,145
Vicinity Ltd. (Australia)	1,506,035	2,738,685

		40,197,733

Specialized REITs 15.9%
Digital Realty Trust, Inc.	21,975	4,415,657
Equinix, Inc.	16,370	17,725,927
Extra Space Storage, Inc.	44,674	6,403,124
Iron Mountain, Inc.	58,150	7,326,319
Smartstop Self Storage REIT, Inc.	77,698	2,445,933

		38,316,960

TOTAL COMMON STOCKS (cost $190,740,720)		238,496,155

	Units

RIGHTS* 0.0%

IT Services
NEXTDC Ltd. (Australia), expiring 05/12/26 (cost $0)	41,217	50,968

TOTAL LONG-TERM INVESTMENTS (cost $190,740,720)		238,547,123

	Shares

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $2,493,769)(wb)	2,493,769	2,493,769

TOTAL INVESTMENTS 99.7% (cost $193,234,489)		241,040,892
Other assets in excess of liabilities 0.3%		737,892

NET ASSETS 100.0%		$241,778,784

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Select Real Estate Fund 33

PGIM Select Real Estate Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$14,140,920	$—
Belgium	—	5,509,125	—
Canada	4,557,343	—	—
France	—	6,002,145	—
Germany	—	3,137,876	—
Hong Kong	—	10,312,677	—
Japan	—	19,660,446	—
Singapore	1,629,909	7,130,335	—
Sweden	—	3,269,988	—
Switzerland	—	3,848,716	—
United Kingdom	—	6,018,997	—
United States	153,277,678	—	—
Rights
Australia	—	50,968	—
Short-Term Investment
Affiliated Mutual Fund	2,493,769	—	—

Total	$161,958,699	$79,082,193	$—

Country Allocation:

The country allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2026 were as follows:

United States	64.4%
Japan	8.0
Australia	5.8
Hong Kong	4.3
Singapore	3.7
United Kingdom	2.5
France	2.5
Belgium	2.3
Canada	1.9

Switzerland	1.6%
Sweden	1.4
Germany	1.3

99.7
Other assets in excess of liabilities	0.3

100.0%

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $190,740,720)	$238,547,123
Affiliated investments (cost $2,493,769)	2,493,769
Foreign currency, at value (cost $62,285)	62,486
Dividends receivable	490,400
Tax reclaim receivable	442,235
Receivable for investments sold	274,066
Receivable for Fund shares sold	180,114
Prepaid expenses	2,337

Total Assets	242,492,530

Liabilities
Payable for investments purchased	283,587
Payable for Fund shares purchased	189,235
Management fee payable	155,682
Accrued expenses and other liabilities	31,411
Audit fee payable	18,626
Custodian and accounting fees payable	18,178
Transfer agent fee payable	12,684
Distribution fee payable	2,067
Affiliated transfer agent fee payable	1,599
Trustees’ fees payable	677

Total Liabilities	713,746

Net Assets	$241,778,784

Net assets were comprised of:
Shares of beneficial interest, at par	$15,898
Paid-in capital in excess of par	248,291,008
Total distributable earnings (loss)	(6,528,122)

Net assets, April 30, 2026	$241,778,784

See Notes to Financial Statements.

PGIM Select Real Estate Fund 35

PGIM Select Real Estate Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A
Net asset value and redemption price per share, ($2,687,309 ÷ 176,731 shares of beneficial interest issued and outstanding)	$15.21
Maximum sales charge (5.50% of offering price)	0.89

Maximum offering price to public	$16.10

Class C
Net asset value, offering price and redemption price per share, ($1,985,415 ÷ 132,525 shares of beneficial interest issued and outstanding)	$14.98

Class Z
Net asset value, offering price and redemption price per share, ($219,210,202 ÷ 14,390,715 shares of beneficial interest issued and outstanding)	$15.23

Class R6
Net asset value, offering price and redemption price per share, ($17,895,858 ÷ 1,197,822 shares of beneficial interest issued and outstanding)	$14.94

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $125,270 foreign withholding tax)	$2,870,219
Affiliated dividend income	44,365
Income from securities lending, net (including affiliated income of $4,047)	4,144

Total income	2,918,728

Expenses
Management fee	920,944
Distribution fee(a)	12,546
Transfer agent’s fees and expenses (including affiliated expense of $3,780)(a)	127,115
Custodian and accounting fees	38,174
Registration fees(a)	23,402
Professional fees	19,346
Audit fee	18,627
Shareholders’ reports	18,473
Trustees’ fees	6,056
SEC registration fees	150
Miscellaneous	14,121

Total expenses	1,198,954
Less: Fee waiver and/or expense reimbursement(a)	(7,736)
Distribution fee waiver(a)	(610)

Net expenses	1,190,608

Net investment income (loss)	1,728,120

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(51))	6,367,190
Foreign currency transactions	(7,836)

6,359,354

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(5))	18,480,937
Foreign currencies	14,191

18,495,128

Net gain (loss) on investment and foreign currency transactions	24,854,482

Net Increase (Decrease) In Net Assets Resulting From Operations	$26,582,602

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	3,661	8,885	—	—
Transfer agent’s fees and expenses	2,149	1,283	121,491	2,192
Registration fees	3,934	3,535	10,412	5,521
Fee waiver and/or expense reimbursement	(4,253)	(3,483)	—	—
Distribution fee waiver	(610)	—	—	—

See Notes to Financial Statements.

PGIM Select Real Estate Fund 37

PGIM Select Real Estate Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,728,120	$3,892,888
Net realized gain (loss) on investment and foreign currency transactions	6,359,354	1,222,704
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	18,495,128	(1,377,992)

Net increase (decrease) in net assets resulting from operations	26,582,602	3,737,600

Dividends and Distributions
Distributions from distributable earnings
Class A	(30,211)	(62,868)
Class C	(15,520)	(21,740)
Class Z	(2,706,205)	(4,211,401)
Class R6	(277,034)	(487,427)

	(3,028,970)	(4,783,436)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	50,411,631	66,691,059
Net asset value of shares issued in reinvestment of dividends and distributions	2,980,921	4,756,073
Cost of shares purchased	(44,250,788)	(67,945,688)

Net increase (decrease) in net assets from Fund share transactions	9,141,764	3,501,444

Total increase (decrease)	32,695,396	2,455,608

Net Assets:
Beginning of period	209,083,388	206,627,780

End of period	$241,778,784	$209,083,388

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.75		$13.75	$10.57		$10.84		$15.54	$11.48
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.24	0.24		0.20	(b)	0.14	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.54		0.05 (c)	3.26		(0.25	)(c)	(4.12)	4.18
Total from investment operations	1.63		0.29	3.50		(0.05)		(3.98)	4.28
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.29)	(0.32)		(0.22)		(0.22)	(0.22)
Tax return of capital distributions	-		-	-		-		(0.04)	-
Distributions from net realized gains	-		-	-		-		(0.46)	-
Total dividends and distributions	(0.17)		(0.29)	(0.32)		(0.22)		(0.72)	(0.22)
Net asset value, end of period	$15.21		$13.75	$13.75		$10.57		$10.84	$15.54
Total Return(d):	12.00%		2.29%	33.31%		(0.62)%		(26.71)%	37.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,687		$2,708	$3,312		$5,278		$10,982	$6,733
Average net assets (000)	$2,461		$2,855	$5,653		$9,796		$11,632	$4,803
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.30	%(f)	1.30%	1.31	%(g)	1.32	%(g)	1.30%	1.30%
Expenses before waivers and/or expense reimbursement	1.70	%(f)	1.64%	1.63%		1.43%		1.44%	1.57%
Net investment income (loss)	1.24	%(f)	1.82%	1.94%		1.73%		1.05%	0.74%
Portfolio turnover rate(h)	57%		136%	142%		121%		137%	165%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund 39

PGIM Select Real Estate Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.56		$13.55	$10.43		$10.69		$15.33	$11.35
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.13	0.14		0.11	(b)	0.03	(0.01	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.51		0.08 (c)	3.21		(0.24	)(c)	(4.05)	4.12
Total from investment operations	1.54		0.21	3.35		(0.13)		(4.02)	4.11
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.20)	(0.23)		(0.13)		(0.12)	(0.13)
Tax return of capital distributions	-		-	-		-		(0.04)	-
Distributions from net realized gains	-		-	-		-		(0.46)	-
Total dividends and distributions	(0.12)		(0.20)	(0.23)		(0.13)		(0.62)	(0.13)
Net asset value, end of period	$14.98		$13.56	$13.55		$10.43		$10.69	$15.33
Total Return(d):	11.55%		1.49%	32.33%		(1.30)%		(27.25)%	36.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,985		$1,738	$1,592		$1,617		$1,754	$1,636
Average net assets (000)	$1,792		$1,518	$1,598		$1,880		$2,168	$1,021
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.05	%(f)	2.05%	2.07	%(g)	2.07	%(g)	2.05%	2.05%
Expenses before waivers and/or expense reimbursement	2.44	%(f)	2.58%	2.76%		2.48%		2.56%	2.95%
Net investment income (loss)	0.47	%(f)	1.00%	1.17%		0.96%		0.26%	(0.06)%
Portfolio turnover rate(h)	57%		136%	142%		121%		137%	165%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.02% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.78		$13.77	$10.58		$10.86		$15.56	$11.49
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.27	0.27		0.23	(b)	0.18	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.53		0.07 (c)	3.27		(0.26	)(c)	(4.12)	4.19
Total from investment operations	1.64		0.34	3.54		(0.03)		(3.94)	4.32
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.33)	(0.35)		(0.25)		(0.26)	(0.25)
Tax return of capital distributions	-		-	-		-		(0.04)	-
Distributions from net realized gains	-		-	-		-		(0.46)	-
Total dividends and distributions	(0.19)		(0.33)	(0.35)		(0.25)		(0.76)	(0.25)
Net asset value, end of period	$15.23		$13.78	$13.77		$10.58		$10.86	$15.56
Total Return(d):	12.05%		2.62%	33.56%		(0.37)%		(26.46)%	38.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$219,210		$186,659	$174,960		$147,176		$171,629	$226,286
Average net assets (000)	$207,829		$168,540	$149,439		$177,323		$235,834	$126,992
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.03	%(f)	1.05%	1.06	%(g)	1.07	%(g)	1.01%	1.04%
Expenses before waivers and/or expense reimbursement	1.03	%(f)	1.08%	1.10%		1.07%		1.01%	1.04%
Net investment income (loss)	1.51	%(f)	2.02%	2.15%		1.97%		1.29%	0.92%
Portfolio turnover rate(h)	57%		136%	142%		121%		137%	165%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund 41

PGIM Select Real Estate Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.52		$13.52	$10.40		$10.67		$15.31	$11.31
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.28	0.27		0.24	(b)	0.19	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.51		0.05 (c)	3.20		(0.25	)(c)	(4.06)	4.11
Total from investment operations	1.62		0.33	3.47		(0.01)		(3.87)	4.26
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.33)	(0.35)		(0.26)		(0.27)	(0.26)
Tax return of capital distributions	-		-	-		-		(0.04)	-
Distributions from net realized gains	-		-	-		-		(0.46)	-
Total dividends and distributions	(0.20)		(0.33)	(0.35)		(0.26)		(0.77)	(0.26)
Net asset value, end of period	$14.94		$13.52	$13.52		$10.40		$10.67	$15.31
Total Return(d):	12.12%		2.60%	33.63%		(0.27)%		(26.39)%	38.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,896		$17,979	$26,764		$19,682		$75,634	$93,853
Average net assets (000)	$20,062		$20,157	$25,488		$53,351		$92,466	$57,833
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.98	%(f)	1.01%	1.04	%(g)	0.93%		0.89%	0.94%
Expenses before waivers and/or expense reimbursement	0.98	%(f)	1.01%	1.04%		0.93%		0.89%	0.94%
Net investment income (loss)	1.54	%(f)	2.10%	2.19%		2.11%		1.40%	1.06%
Portfolio turnover rate(h)	57%		136%	142%		121%		137%	165%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 97.3%

ASSET-BACKED SECURITIES 20.9%

Automobiles 0.9%

Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.245%(c)	12/26/31		461	$467,200
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		259	259,924
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30		315	316,068
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,232,198
Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28		2,600	2,600,970
Merchants Fleet Funding LLC, Series 2025-01A, Class B, 144A	4.910	01/20/39		3,500	3,492,871
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28		737	735,652
Series 2022-01A, Class D, 144A	5.900	12/16/30		2,900	2,909,480
Series 2023-01A, Class D, 144A	7.070	02/14/33		3,700	3,803,252
Series 2025-01A, Class D, 144A	6.100	07/14/37		4,600	4,692,674
Series 2026-01A, Class C, 144A	4.860	05/15/34		8,600	8,521,222
Santander Drive Auto Receivables Trust, Series 2023-02, Class C	5.470	12/16/30		1,241	1,253,303

					30,284,814

Collateralized Loan Obligations 14.6%
AGL CLO Ltd. (Cayman Islands), Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.205(c)	04/20/37		19,500	19,519,422
AlbaCore Euro CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.800(c)	06/15/34	EUR	1,000	1,171,211
Series 02X, Class B, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.800(c)	06/15/34	EUR	4,000	4,684,844
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.194(c)	07/22/37		16,000	16,020,375
Apidos CLO, Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	4.994(c)	01/22/38		14,250	14,283,096
Barings Euro CLO DAC (Ireland), Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.961(c)	04/24/34	EUR	2,436	2,857,925
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.295(c)	04/20/37		19,500	19,530,120
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.473(c)	07/15/37		10,000	10,022,879
Carlyle Euro CLO DAC (Ireland), Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	7,468,498
CBAM Ltd. (Cayman Islands), Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.380(c)	10/17/38		8,750	8,778,244
Clover CLO LLC, Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.205(c)	04/20/37		15,000	15,000,000
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.015(c)	04/20/35		2,750	2,753,945
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.295(c)	04/20/37		10,000	10,013,737
Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.375(c)	01/20/38		16,750	16,802,387
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.195(c)	04/20/37		10,000	10,010,780
Series 2024-05A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.675(c)	04/20/37		10,000	10,045,567
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.920(c)	03/22/38		17,500	17,525,958
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.615(c)	07/25/37	EUR	7,000	8,226,907
Series 32A, Class B, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.215(c)	07/25/37	EUR	13,750	16,160,511

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 43

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
ICG Euro CLO DAC (Ireland), Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.488%(c)	10/19/38	EUR	15,750	$18,471,155
Indigo Credit Management DAC (Ireland), Series 02A, Class C, 144A, 3 Month EURIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.854(c)	07/15/38	EUR	6,500	7,621,662
Invesco Euro CLO DAC (Ireland), Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.854(c)	07/15/34	EUR	9,250	10,822,187
Jubilee CLO DAC (Ireland), Series 2018-21A, Class BR, 144A, 3 Month EURIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.604(c)	04/15/35	EUR	10,000	11,742,868
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.105(c)	07/20/37		13,395	13,410,653
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.284(c)	04/22/37		5,050	5,057,805
KKR CLO Ltd. (Cayman Islands), Series 17, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.015(c)	04/15/34		3,300	3,300,384
Madison Park Euro Funding DAC (Ireland), Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)	2.994(c)	05/25/34	EUR	2,500	2,927,945
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	4.963(c)	10/15/32		4,470	4,470,107
Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	5.595(c)	04/18/37		10,000	10,048,669
Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	5.925(c)	01/20/38		12,500	12,561,114
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.574(c)	05/15/37	EUR	20,000	23,519,441
Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	6.334(c)	05/15/37	EUR	4,150	4,888,717
Nassau Euro CLO DAC (Ireland), Series 04A, Class DR, 144A, 3 Month EURIBOR + 2.850% (Cap N/A, Floor 2.850%)	5.088(c)	07/20/38	EUR	6,300	7,385,022
Northwoods Capital Ltd. (Cayman Islands), Series 2019-20A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.417(c)	10/25/38		15,950	15,968,312
Palmer Square European CLO DAC (Ireland),
Series 2021-02A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.054(c)	03/15/38	EUR	11,000	12,919,432
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.594(c)	01/15/38	EUR	10,000	11,763,661
Penta CLO DAC (Ireland), Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.788(c)	04/20/35	EUR	10,000	11,738,415
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.230(c)	04/17/37		18,000	18,000,000
Rockford Tower Europe CLO DAC (Ireland), Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.385(c)	10/25/37	EUR	8,335	9,770,294
Signal Peak CLO Ltd. (Cayman Islands), Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.065(c)	10/20/37		12,950	12,975,866
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.775(c)	07/20/37		5,000	5,021,534
Tikehau US CLO Ltd. (Bermuda), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.623(c)	01/15/36		13,250	13,259,965
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.854(c)	04/15/37	EUR	9,000	10,576,028
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.454(c)	04/15/38	EUR	8,000	9,360,037
Trinitas CLO Ltd. (Bermuda), Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.267(c)	04/25/37		6,000	6,009,800
Wellfleet CLO Ltd. (Cayman Islands), Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.095(c)	10/18/37		15,000	15,033,813
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	6.125(c)	07/15/31		8,807	8,855,048

					508,356,340

Consumer Loans 1.6%
Affirm Asset Securitization Trust,
Series 2024-B, Class E, 144A	7.350	09/15/29		1,250	1,251,226
Series 2024-X02, Class D, 144A	6.080	12/17/29		4,200	4,221,095

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
Affirm Master Trust,
Series 2025-01A, Class D, 144A	5.620%	02/15/33	5,000	$5,020,919
Series 2025-02A, Class D, 144A	5.600	07/15/33	9,500	9,544,905
Series 2025-03A, Class D, 144A	5.090	10/16/34	3,000	2,974,615
Series 2026-01A, Class B, 144A	4.570	02/15/34	1,000	996,009
Series 2026-01A, Class C, 144A	4.720	02/15/34	1,700	1,692,459
GreenSky Home Improvement Issuer Trust,
Series 2025-03A, Class C, 144A	4.860	12/27/60	4,200	4,179,105
Series 2025-03A, Class D, 144A	5.150	12/27/60	7,100	6,993,879
Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35	3,000	3,020,701
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38	4,800	4,893,786
Series 2023-01A, Class D, 144A	7.490	06/14/38	200	209,208
Series 2023-02A, Class D, 144A	7.520	09/15/36	2,500	2,572,117
SoFi Consumer Loan Program Trust, Series 2026-01, Class C, 144A	4.740	12/26/35	2,700	2,675,437
Sotheby’s Artfi Master Trust, Series 2026-01A, Class B, 144A	4.900	06/20/33	4,000	3,986,850

				54,232,311

Credit Cards 0.1%
Genesis Sales Finance Master Trust, Series 2024-B, Class B, 144A	6.260	12/20/32	5,000	5,020,225

Equipment 0.6%
Auxilior Term Funding LLC, Series 2023-01A, Class D, 144A	7.270	12/16/30	1,500	1,539,088
Capteris Equipment Finance LLC,
Series 2026-01A, Class B, 144A	4.950	09/20/33	4,400	4,365,831
Series 2026-01A, Class C, 144A	5.180	09/20/33	3,500	3,471,053
MetroNet Infrastructure Issuer LLC,
Series 2025-04A, Class B, 144A	5.603	12/20/55	2,900	2,886,721
Series 2025-04A, Class C, 144A	7.112	12/20/55	3,400	3,416,355
PEAC Solutions Receivables LLC, Series 2026-01A, Class C, 144A	4.890	07/20/33	6,300	6,265,983

				21,945,031

Home Equity Loans 1.4%
Accredited Mortgage Loan Trust, Series 2004-03, Class 2A2, 1 Month SOFR + 1.314% (Cap 13.000%, Floor 1.200%)	4.969(c)	10/25/34	347	345,342
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A3B, 1 Month SOFR + 1.074% (Cap N/A, Floor 0.960%)	4.729(c)	11/25/33	3,136	3,223,853
Bear Stearns Asset-Backed Securities Trust,
Series 2003-03, Class A2, 1 Month SOFR + 1.294% (Cap 11.000%, Floor 1.180%)	4.949(c)	06/25/43	38	38,091
Series 2003-HE01, Class M1, 1 Month SOFR + 1.209% (Cap N/A, Floor 1.095%)	4.864(c)	01/25/34	978	979,198
BRAVO Residential Funding Trust,
Series 2025-CES01, Class A1A, 144A	5.703(cc)	02/25/55	325	326,850
Series 2025-CES02, Class M1, 144A	5.592(cc)	07/26/55	700	695,622
COOPR Residential Mortgage Trust, Series 2025-CES03, Class M1, 144A	5.629(cc)	09/25/60	6,213	6,116,937
Home Equity Asset Trust, Series 2004-07, Class A2, 1 Month SOFR + 0.954% (Cap N/A, Floor 0.840%)	4.609(c)	01/25/35	576	572,112
JPMorgan Mortgage Trust, Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.740(c)	05/20/54	814	818,374
MASTR Asset-Backed Securities Trust, Series 2003-WMC02, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	3.535(c)	08/25/33	317	373,299

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 45

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
OBX Trust,
Series 2025-HE02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	5.695%(c)	08/25/55	2,870	$2,893,822
RCKT Mortgage Trust,
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	3,271	3,284,561
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	348	348,232
Series 2024-CES05, Class M1, 144A	5.601(cc)	09/25/64	3,750	3,745,037
Series 2025-CES01, Class A2, 144A	5.926(cc)	02/25/55	5,053	5,085,133
Series 2025-CES01, Class M1, 144A	6.076(cc)	02/25/55	3,500	3,518,011
Series 2025-CES01, Class M2A, 144A	6.574(cc)	02/25/55	3,000	3,020,591
Series 2025-CES04, Class M1, 144A	5.564(cc)	10/25/65	2,600	2,578,775
Series 2025-FIX01, Class M1, 144A	5.359(cc)	09/25/65	5,200	5,118,802
Series 2025-HE02, Class A2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.345(c)	09/25/65	5,900	5,920,463

				49,003,105

Other 1.2%
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC,
Series 2026-01A, Class A2, 144A	5.079	03/20/56	6,200	6,138,575
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.095(c)	04/25/34	113	113,573
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57	783	755,101
Series 2024-01GS, Class A, 144A	6.250	06/20/57	1,848	1,774,978
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.545(c)	04/25/34	331	332,881
OnDeck Asset Securitization IV LLC,
Series 2025-02A, Class A, 144A	4.840	11/17/32	6,500	6,437,733
Series 2025-02A, Class B, 144A	5.230	11/17/32	850	841,877
OnDeck Asset Securitization Trust IV LLC,
Series 2023-01A, Class B, 144A	8.250	08/19/30	6,878	6,907,636
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.345(c)	11/25/31	143	143,767
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.345(c)	07/25/33	74	74,643
Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720	04/20/40	431	450,602
Sunrun Bacchus Issuer LLC,
Series 2025-01A, Class A1, 144A	5.990	04/30/60	3,187	3,178,284
Sunrun Prometheus Issuer LLC,
Series 2026-01A, Class A1, 144A	6.300	08/01/61	4,400	4,382,076
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59	796	778,001
Series 2024-03A, Class A2, 144A	5.880	10/30/59	3,326	3,206,532
US Bank C&I Credit-Linked Notes,
Series 2025-SUP02, Class B1, 144A	4.818	09/25/32	4,845	4,837,968

				40,354,227

Residential Mortgage-Backed Securities 0.5%
Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	4.409(c)	08/25/32	170	168,706
Series 2003-04, Class 1A5	4.948(cc)	05/25/33	188	185,790
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT01, Class M1, 1 Month SOFR + 0.744% (Cap N/A, Floor 0.630%)	4.399(c)	02/25/35	125	118,995
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	4.819(c)	11/25/34	1	1,815
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB03, Class AF1	3.379(cc)	12/25/32	38	37,467

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Finance America Mortgage Loan Trust,
Series 2003-01, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	4.819%(c)	09/25/33		507	$505,074
First Franklin Mortgage Loan Trust,
Series 2004-FF05, Class A2, 1 Month SOFR + 0.874% (Cap N/A, Floor 0.760%)	4.529(c)	08/25/34		293	274,589
Fremont Home Loan Trust,
Series 2004-04, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	4.564(c)	03/25/35		1,048	996,997
Long Beach Mortgage Loan Trust,
Series 2004-02, Class A1, 1 Month SOFR + 0.554% (Cap N/A, Floor 0.440%)	4.209(c)	06/25/34		401	390,962
PRET LLC,
Series 2025-NPL05, Class A1, 144A	6.244(cc)	05/25/55		9,710	9,718,744
Series 2025-NPL07, Class A1, 144A	5.657(cc)	07/25/55		4,204	4,211,744
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	4.769(c)	09/25/34		1,178	1,231,751
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1

					17,842,635

Student Loans 0.0%
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		1,390	1,335,855
Series 2019-A, Class R, 144A	0.000	10/25/48		987	505,689

					1,841,544

TOTAL ASSET-BACKED SECURITIES
(cost $714,822,183)					728,880,232

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.4%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.203(cc)	05/15/35		2,700	2,295,027
Series 2018-20TS, Class H, 144A(x)	3.203(cc)	05/15/35		2,700	2,227,527
ARES Trust,
Series 2025-IND03, Class C, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.755(c)	04/15/42		3,380	3,384,225
Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.205(c)	04/15/42		3,160	3,163,950
Series 2026, 144A	5.070(cc)	05/15/28		6,550	6,550,000
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class B, 144A	4.409(cc)	08/05/38		2,650	2,499,207
Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38		900	840,004
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38		1,490	1,341,254
Series 2024-05C29, Class XD, IO, 144A	2.897(cc)	09/15/57		28,469	2,290,382
Benchmark Mortgage Trust,
Series 2023-V03, Class XA, IO	1.052(cc)	07/15/56		50,545	769,157
BFLD Mortgage Trust,
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	7.344(c)	07/15/39		3,059	3,060,958
BLP Commercial Mortgage Trust,
Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	5.905(c)	03/15/42		4,793	4,787,049
BPR Commercial Mortgage Trust,
Series 2024-PARK, Class C, 144A	6.389(cc)	11/05/39		5,350	5,483,468
BPR Trust,
Series 2023-BRK02, Class C, 144A	8.630(cc)	10/05/38		3,000	3,123,682
Series 2024-PMDW, Class C, 144A	5.850(cc)	11/05/41		1,900	1,921,340
BX Commercial Mortgage Trust,
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.035(c)	08/15/42		6,647	6,653,420
Series 2025-BCAT, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.305(c)	08/15/42		6,129	6,147,765
Series 2025-SPOT, Class D, 144A, 1 Month SOFR + 2.492% (Cap N/A, Floor 2.492%)	6.147(c)	04/15/40		3,627	3,628,823
Series 2026-CSMO, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.055(c)	02/15/43		10,450	10,456,531
BX Trust,
Series 2025-ARIA, Class A, 144A	5.199(cc)	12/13/42		6,650	6,694,815
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	5.647(c)	03/15/30		4,900	4,890,412

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund  47

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.055%(c)	10/15/37		9,500	$9,511,800
Commercial Mortgage Trust, Series 2015-LC19, Class XB, IO, 144A	0.000(cc)	02/10/48		24,893	249
Series 2024-277P, Class A, 144A	6.338	08/10/44		1,600	1,668,133
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44		5,300	114,638
GGP, Series 2026-TY, Class A, 144A	4.825(cc)	03/05/43		8,350	8,267,577
GS Mortgage Securities Corp. Trust, Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41		6,900	6,923,409
Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.311(c)	11/25/41		6,445	6,445,104
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 144A	6.551(cc)	01/13/40		5,010	5,135,517
Series 2025-SPRL, Class E, 144A	6.901(cc)	01/13/40		2,575	2,650,846
IP Mortgage Trust, Series 2025-IP, Class A, 144A	5.425(cc)	06/10/42		5,750	5,797,266
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XB, IO	0.556(cc)	02/15/48		52,766	570
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.103(cc)	04/15/46		13,979	5,846
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.048(c)	10/15/40		7,100	7,095,567
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41		4,435	4,641,007
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 2.169% (Cap N/A, Floor 1.500%)	5.916(c)	01/23/32	GBP	9,317	12,740,345
SCG Trust, Series 2025-SNIP, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.155(c)	09/15/42		8,450	8,471,125
SLG Office Trust, Series 2026-OMA, Class D, 144A	5.793(cc)	04/15/41		3,650	3,676,782
Series 2026-OMA, Class E, 144A	6.956(cc)	04/15/41		6,625	6,658,520
Taurus DAC (United Kingdom), Series 2025-UK3A, Class D, 144A, SONIA + 2.800% (Cap N/A, Floor 0.000%)	6.547(c)	07/20/35	GBP	1,800	2,453,127
Wells Fargo Commercial Mortgage Trust, Series 2024-01CHI, Class E, 144A	7.827(cc)	07/15/35		2,900	2,919,190
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	5.945(c)	10/15/41		1,500	1,494,344
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.594(c)	10/15/41		2,500	2,482,448
Series 2025-B33RP, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.005(c)	08/15/42		5,450	5,445,742

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $186,435,169)					186,808,148

CORPORATE BONDS 21.5%

Aerospace & Defense 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250	02/01/28		5,555	5,448,107
Sr. Unsec’d. Notes	3.250	02/01/35		5,710	4,932,082
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.750	06/15/33		2,105	2,197,262
Sr. Unsec’d. Notes, 144A	7.450	05/01/34		550	605,610
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		350	363,395

					13,546,456

Agriculture 0.2%
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	3.875	07/26/29		3,398	3,324,977
Gtd. Notes, 144A, MTN	5.500	02/01/30		3,200	3,286,147

					6,611,124

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Airlines 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750%	10/20/28		7,623	$7,628,898
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29		1,645	1,624,535
Gtd. Notes	5.375	03/01/31		1,400	1,380,523
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625	04/15/29		170	167,724
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	9.500	06/01/28		1,405	1,419,205

					12,220,885

Apparel 0.1%
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29		1,125	1,071,666
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29		825	770,897

					1,842,563

Auto Manufacturers 1.0%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26		3,000	2,983,773
Sr. Unsec’d. Notes(a)	4.125	08/17/27		600	592,801
Sr. Unsec’d. Notes	5.800	03/05/27		1,035	1,042,058
Sr. Unsec’d. Notes	5.875	11/07/29		2,310	2,345,212
Sr. Unsec’d. Notes	6.800	05/12/28		625	644,229
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.350	07/15/27		2,355	2,378,364
Sr. Unsec’d. Notes	5.800	01/07/29		695	715,067
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.400	06/23/32		815	830,339
Sr. Unsec’d. Notes, 144A, MTN	4.800	01/10/33		3,560	3,484,139
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	6.375	07/17/33	EUR	7,700	9,247,760
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	5.050	03/27/28		4,020	4,045,594
Gtd. Notes, 144A	5.350	03/27/30		6,055	6,131,821
Gtd. Notes, 144A	5.650	03/25/32		1,750	1,779,825

					36,220,982

Auto Parts & Equipment 0.2%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30		100	103,097
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29		375	384,495
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33		250	255,666
Sr. Sec’d. Notes, 144A	5.750	08/15/32		410	414,379
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28		5,500	5,561,558

					6,719,195

Banks 2.3%
Banco de Credito del Peru SA (Peru),
Sub. Notes, 144A, MTN	3.250(ff)	09/30/31		1,055	1,044,107
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30		2,200	2,248,863

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 49

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Banco Santander SA (Spain), (cont’d.)
Sr. Non-Preferred Notes	5.552%(ff)	03/14/28	3,400	$3,427,564
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A	3.466(ff)	09/23/36	945	856,217
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,450	1,442,255
Bank of Montreal (Canada),
Jr. Sub. Notes	7.300(ff)	11/26/84	2,380	2,490,075
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	4,560	4,539,970
Sr. Unsec’d. Notes	5.086(ff)	02/25/29	2,240	2,259,191
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	1,000	989,452
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	2,415	2,414,860
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	600	623,948
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	6,365	6,490,320
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	4,042	4,106,667
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	822,644
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	976,319
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	4,125	4,108,448
Sr. Unsec’d. Notes	4.952(ff)	05/07/31	975	981,647
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	2,245	2,233,357
Sr. Non-Preferred Notes, 144A, MTN	5.019(ff)	03/04/31	1,500	1,507,075
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	2,065	2,058,500
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	2,400	2,423,823
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	34,501
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,931,614
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	134,142
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	3,110	3,244,486
Morgan Stanley,
Sr. Unsec’d. Notes	6.407(ff)	11/01/29	2,570	2,678,169
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	2,865	2,521,067
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,750	1,728,034
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	9,090	8,176,869
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	1,005	1,066,233
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, MTN	2.095(ff)	02/11/32	3,100	2,734,492
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	6,475	6,501,243

				80,796,152

Building Materials 0.1%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28	1,875	1,212,176
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	2,040	1,518,763
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	1,110	1,126,874
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	240	243,329

				4,101,142

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals 1.0%
Ashland, Inc.,
Sr. Unsec’d. Notes	6.875%	05/15/43		4,100	$4,058,993
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	8.500	01/12/31		1,422	846,445
Gtd. Notes, 144A	4.500	01/10/28		1,630	1,013,045
Gtd. Notes, 144A	4.500	01/31/30		629	371,110
Gtd. Notes, 144A	8.500	01/12/31		7,471	4,447,113
Celanese US Holdings LLC,
Gtd. Notes	6.850	11/15/28		670	700,193
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 144A	4.725	11/15/28		1,758	1,764,235
Herens Midco Sarl (Luxembourg),
Gtd. Notes	5.250	05/15/29	EUR	7,209	3,346,043
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		213	195,832
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		5,469	5,746,552
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A	6.800	05/13/30		4,780	4,808,680
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		350	348,591
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/30/33		600	596,370
Syensqo Finance America LLC (Belgium),
Gtd. Notes, 144A	5.650	06/04/29		3,060	3,132,750
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.148	06/04/30		4,755	4,425,051

					35,801,003

Coal 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29		1,935	1,749,182

Commercial Services 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30		1,675	1,723,583
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29		3,950	3,774,713
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		3,160	3,241,926
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	601	702,027
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	122,055
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		1,705	1,708,196
Gtd. Notes, 144A(a)	6.000	03/15/34		195	193,273
Gtd. Notes, 144A	7.000	06/15/30		900	936,658
Gtd. Notes, 144A(a)	7.250	06/15/33		360	376,905
Service Corp. International,
Sr. Unsec’d. Notes	5.750	10/15/32		730	736,281
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		325	301,673
Gtd. Notes	5.250	01/15/30		700	701,062

					14,518,352

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 51

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Computers 0.0%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375%	02/15/30		675	$546,703
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29		761	809,676

					1,356,379

Diversified Financial Services 0.8%
Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27		950	946,676
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28		1,285	1,341,558
Capital One Financial Corp.,
Sr. Unsec’d. Notes	7.624(ff)	10/30/31		935	1,031,981
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31		1,285	1,239,162
Sr. Unsec’d. Notes, 144A	9.250	02/01/29		325	336,673
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31		875	851,999
Sr. Unsec’d. Notes, 144A	5.000	08/15/28		400	383,396
Jerrold Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	7.500	06/15/31	GBP	6,400	8,707,581
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27		1,605	1,622,977
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,200	1,159,999
Gtd. Notes	6.625	05/15/29		1,750	1,781,521
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		2,600	2,481,525
Gtd. Notes, 144A	7.875	12/15/29		710	737,356
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		1,100	1,112,100
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26		3,646	3,613,384

					27,347,888

Electric 1.2%
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365(cc)	06/15/26		1,635	1,635,000
Clean Renewable Power Mauritius Pte Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	03/25/27		349	343,888
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		1,500	1,490,446
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		2,695	2,702,803
Duke Energy Carolinas LLC,
First Ref. Mortgage	4.000	09/30/42		50	41,014
ENEL Finance International NV (Italy),
Gtd. Notes, 144A	5.125	06/26/29		6,560	6,648,902
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,337	1,356,634
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		213	216,128
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28		290	305,051
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		3,984	4,190,770
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		3,000	2,947,170
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes	5.125	05/07/29		750	740,919

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes	6.500%	03/13/31		1,200	$1,256,280
Sr. Unsec’d. Notes	7.500	06/09/28		2,330	2,441,840
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29		1,500	1,432,328
Gtd. Notes, 144A	3.625	02/15/31		1,575	1,462,919
Gtd. Notes, 144A	3.875	02/15/32		950	877,736
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		1,800	1,951,187
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,255	2,260,397
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		4,125	4,159,938
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		3,250	3,502,057
VoltaGrid LLC,
Sec’d. Notes, 144A	7.375	11/01/30		995	1,032,980

					42,996,387

Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31		275	275,064
Gtd. Notes, 144A	5.500	04/15/34		310	309,225

					584,289

Engineering & Construction 0.6%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR	1,100	1,137,771
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	700	759,582
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29		3,705	3,817,694
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,000	1,974,000
Sr. Sec’d. Notes, 144A	4.250	10/31/26		218	217,538
Sr. Sec’d. Notes, 144A	5.500	10/31/46		415	362,170
Sr. Sec’d. Notes, 144A	5.500	07/31/47		6,995	6,085,650
TopBuild Corp.,
Gtd. Notes, 144A	5.625	01/31/34		4,910	4,972,411

					19,326,816

Entertainment 0.3%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		4,575	4,415,129
Sr. Sec’d. Notes, 144A	7.000	02/15/30		1,450	1,471,612
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		450	440,516
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		690	673,806
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A(a)	9.250	07/01/32		1,199	1,277,350
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	6.250	03/15/33		1,190	1,195,538
Gtd. Notes, 144A	7.125	02/15/31		680	720,437

					10,194,388

Environmental Control 0.1%
Clean Harbors, Inc.,
Gtd. Notes, 144A	5.750	10/15/33		535	540,301

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 53

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Environmental Control (cont’d.)
GFL Environmental Holdings US, Inc.,
Gtd. Notes, 144A	5.500%	02/01/34		1,120	$1,100,400
GFL Environmental, Inc.,
Gtd. Notes, 144A	6.750	01/15/31		210	217,705

					1,858,406

Foods 0.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31		170	169,152
Gtd. Notes, 144A	5.625	03/31/32		1,015	1,002,613
Gtd. Notes, 144A	5.750	03/31/34		240	233,951
Gtd. Notes, 144A	6.500	02/15/28		450	455,322
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		1,200	1,158,201
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28		475	471,136
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes(a)	8.000	07/01/31	EUR	3,609	4,038,552
Sr. Sec’d. Notes	8.125	05/14/30	GBP	1,625	2,042,613
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A	4.000	06/15/31		275	259,882
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		175	167,677
Gtd. Notes, 144A	4.375	01/31/32		2,325	2,190,233
Pilgrim’s Pride Corp.,
Gtd. Notes(a)	6.250	07/01/33		1,066	1,119,360
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		225	217,891
Gtd. Notes, 144A	6.375	03/01/33		805	804,912
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30		8,270	7,573,710

					21,905,205

Forest Products & Paper 0.1%
LD Celulose International GmbH (Brazil),
Sr. Sec’d. Notes, 144A	7.950	01/26/32		3,085	3,213,089

Gas 0.0%
ENN Clean Energy International Investment Ltd. (China),
Gtd. Notes, 144A	3.375	05/12/26		1,350	1,349,460

Healthcare-Products 0.1%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		5,260	5,112,746

Healthcare-Services 0.3%
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30		4,450	4,308,051
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.650	01/15/43		120	104,931
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A	7.000	05/01/34		2,195	2,141,457
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes	6.875	11/15/31		1,200	1,277,879
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	4.500	04/15/33		1,535	1,502,257

					9,334,575

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Holding Companies-Diversified 0.3%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A)(x)	9.500%	10/15/31	9,294	$9,520,435

Home Builders 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.875	08/01/33	1,825	1,797,545
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	149,860
Gtd. Notes(a)	7.250	10/15/29	3,475	3,504,109
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	1,000	994,288
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	11/15/32	260	262,865

				6,708,667

Home Furnishings 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	275	269,364

Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	355	347,779
Sr. Unsec’d. Notes(a)	6.625	05/15/32	185	179,565
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	510	532,711
SWF Holdings I Corp.,
Sec’d. Notes, 144A	6.500	10/06/29	272	81,645

				1,141,700

Insurance 0.2%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	3,300	3,350,941
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000	12/31/32	2,125	2,221,114
Sr. Sec’d. Notes, 144A	8.375	02/01/34	1,215	1,199,518
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.569	02/01/29	1,614	1,609,581
Lincoln National Corp.,
Sr. Unsec’d. Notes	7.000	06/15/40	32	34,705

				8,415,859

Internet 0.5%
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A(h)	6.581	05/30/49	17,057	17,649,726
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	1,494	1,455,961

				19,105,687

Iron/Steel 0.3%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,600	1,603,071
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32	2,525	2,646,276
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	580	590,865
Gtd. Notes, 144A	7.375	05/01/33	375	378,580

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 55

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)

Cleveland-Cliffs, Inc., (cont’d.) Gtd. Notes, 144A	7.500%	09/15/31	1,000	$1,017,153
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	230	230,055
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	360	359,614
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	910	903,020
Sr. Unsec’d. Notes, 144A	6.250	05/01/34	565	558,226
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	615	637,505
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	1,187	1,231,512

				10,155,877

Leisure Time 0.2%
Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	1,040	1,033,992
Gtd. Notes, 144A	5.750	03/15/30	2,050	2,079,704
Sr. Sec’d. Notes, 144A	4.000	08/01/28	125	121,862
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	370	368,187
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	1,700	1,774,069
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	975	985,472
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	845	854,007
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	875	873,924

				8,091,217

Lodging 0.2%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	545	525,182
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27	700	694,750
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	2,400	2,377,576
Gtd. Notes	6.125	09/15/29	1,675	1,698,124
Gtd. Notes(a)	6.500	04/15/32	1,800	1,824,213
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.400	08/08/28	344	347,656
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	10/01/27	1,025	1,021,002

				8,488,503

Machinery-Diversified 0.2%
AGCO Corp., Gtd. Notes	5.450	03/21/27	850	856,420
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	850	882,592
LSF12 Helix Parent LLC, Sr. Sec’d. Notes, 144A	7.125	02/01/33	1,700	1,659,730
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	1,875	1,958,832

				5,357,574

Media 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	4.750	03/01/30	1,300	1,232,491

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	2.250%	01/15/29		1,220	$1,140,254
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		400	240,020
Gtd. Notes, 144A	4.125	12/01/30		300	178,914
Gtd. Notes, 144A	5.375	02/01/28		1,600	1,193,477
Gtd. Notes, 144A	5.500	04/15/27		1,500	1,265,625
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		1,000	352,909
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		3,325	1,193,921
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		375	344,833
Gtd. Notes	7.375	07/01/28		175	171,013
Gtd. Notes	7.750	07/01/26		4,000	3,988,331
DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		5,150	5,312,360
EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29		4,750	5,151,542
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33		275	284,728
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	700	847,666
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,700	3,322,770

					26,220,854

Metal Fabricate/Hardware 0.0%
Advanced Drainage Systems, Inc., Gtd. Notes, 144A	5.375	03/01/34		885	873,667

Mining 0.7%
Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33		445	452,788
Coeur Mining, Inc., Sr. Unsec’d. Notes, 144A	6.875	04/01/32		455	468,945
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.375	02/15/36		1,860	1,826,334
Gtd. Notes, 144A	7.250	02/15/34		595	613,409
Gtd. Notes, 144A	8.000	03/01/33		2,775	2,910,004
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		600	600,600
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,050	1,095,675
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		580	555,822
Gtd. Notes, 144A	6.375	08/15/33		1,580	1,586,321
Gtd. Notes, 144A	6.875	01/30/30		1,085	1,112,045
PLS Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.875	05/01/31		195	199,627
Skeena Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.500	04/01/31		2,775	2,905,564
Vedanta Resources Finance II PLC (India),
Gtd. Notes	9.125	10/15/32		4,260	4,425,075
Gtd. Notes	9.850	04/24/33		3,615	3,854,602

					22,606,811

Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	6.000	04/26/27		1,665	1,696,048

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 57

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	4.250%	04/01/28		4,010	$3,964,191
Gtd. Notes	5.100	03/01/30		1,255	1,259,020

					5,223,211

Oil & Gas 1.4%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.750	01/15/30		2,760	2,656,101
Sr. Unsec’d. Notes, 144A	5.600	06/13/28		2,440	2,480,607
Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30		1,400	1,408,387
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A Sr. Unsec’d. Notes, 144A	9.000 6.625	11/01/27 10/15/32		899 1,710	1,030,647 1,755,747
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		1,110	1,144,662
Gtd. Notes, 144A	7.875	04/15/32		1,850	1,916,609
Gtd. Notes, 144A	9.750	10/15/30		1,900	2,029,296
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		2,170	2,180,850
Sr. Unsec’d. Notes	8.625	01/19/29		4,495	4,757,957
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		1,775	1,740,151
Gtd. Notes	5.375	02/01/29		725	725,183
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		1,775	1,755,636
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	703,419
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		500	496,835
Nabors Industries, Inc., Gtd. Notes, 144A	9.125	01/31/30		1,725	1,811,617
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		351	346,081
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		422	415,297
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		351	346,081
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		105	103,824
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	800	1,071,182
Gtd. Notes	6.625	01/16/34	GBP	300	409,297
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.625	06/15/38		42	39,081
Gtd. Notes	6.700	02/16/32		3,418	3,429,963
Gtd. Notes	6.840	01/23/30		2,480	2,525,880
Gtd. Notes	10.000	02/07/33		860	1,008,780
Gtd. Notes, EMTN	2.750	04/21/27	EUR	2,442	2,840,259
Gtd. Notes, MTN	6.750	09/21/47		1,647	1,387,597
Gtd. Notes, MTN	8.750	06/02/29		2,924	3,131,604
SM Energy Co.,
Gtd. Notes, 144A	8.625	11/01/30		2,025	2,142,468
Gtd. Notes, 144A(a)	8.750	07/01/31		150	157,334
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		470	487,724
Gtd. Notes, 144A	8.500	05/15/31		845	894,331

					49,330,487

Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	99,756

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Packaging & Containers 0.2%
Ball Corp.,
Gtd. Notes	5.500%	09/15/33		1,130	$1,132,165
Gtd. Notes	6.000	06/15/29		2,375	2,416,078
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		2,040	1,850,601
Sr. Sec’d. Notes, 144A	6.750	04/15/32		725	681,666

					6,080,510

Pharmaceuticals 0.3%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A	10.000	04/15/32		845	872,462
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		2,175	2,103,560
Gtd. Notes, 144A	6.125	08/01/28		725	725,438
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28		400	341,128
Gtd. Notes, 144A	5.000	02/15/29		150	106,226
Gtd. Notes, 144A	5.250	01/30/30		275	178,750
Gtd. Notes, 144A	5.250	02/15/31		275	163,342
Gtd. Notes, 144A	6.250	02/15/29		1,000	735,000
Gtd. Notes, 144A	7.000	01/15/28		275	241,321
Sr. Sec’d. Notes, 144A	4.875	06/01/28		407	381,054
Centrient Holding BV (Netherlands),
Sr. Sec’d. Notes(a)	6.750	05/30/30	EUR	2,350	2,461,639
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		450	447,147
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46		85	69,099
Viatris, Inc.,
Gtd. Notes	4.000	06/22/50		2,660	1,764,306

					10,590,472

Pipelines 1.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29		1,125	1,123,747
Gtd. Notes, 144A	5.750	07/01/34		540	538,911
Gtd. Notes, 144A	6.625	02/01/32		580	595,537
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/44		125	105,901
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		3,360	3,452,445
Sr. Unsec’d. Notes	5.150	03/15/45		55	48,190
Sr. Unsec’d. Notes	5.200	04/01/30		1,335	1,364,316
Sr. Unsec’d. Notes	5.300	04/15/47		125	110,244
Sr. Unsec’d. Notes	5.400	10/01/47		60	53,548
Sr. Unsec’d. Notes	6.250	04/15/49		75	73,773
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes	5.100	08/01/29		6,310	6,424,004
MPLX LP,
Sr. Unsec’d. Notes	4.800	02/15/31		1,355	1,358,107
Sr. Unsec’d. Notes	5.200	03/01/47		145	127,862
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27		500	500,644
ONEOK, Inc.,
Gtd. Notes	4.200	12/01/42		125	97,746
Gtd. Notes	5.650	11/01/28		2,908	2,982,150
Gtd. Notes	5.800	11/01/30		360	373,917

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 59

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.750%	03/15/33	905	$943,497
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,850	1,868,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,000	997,623
Gtd. Notes, 144A	6.750	03/15/34	1,065	1,087,883
Targa Resources Corp.,
Gtd. Notes	6.150	03/01/29	316	329,250
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	75	71,830
Sr. Sec’d. Notes, 144A	4.125	08/15/31	75	70,306
Sr. Sec’d. Notes, 144A	6.250	01/15/30	1,325	1,363,899
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	4,565	4,510,928
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	805	830,104
Sr. Sec’d. Notes, 144A	6.500	01/15/34	450	471,413
Sr. Sec’d. Notes, 144A	6.500	06/15/34	274	285,721
Sr. Sec’d. Notes, 144A	6.750	01/15/36	450	478,271
Sr. Sec’d. Notes, 144A	7.500	05/01/33	438	485,984
Sr. Sec’d. Notes, 144A	7.750	05/01/35	733	823,242
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	4,990	4,985,040

				38,934,533

Real Estate 0.2%
Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30	370	379,368
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A	5.875	03/01/32	475	465,467
Sr. Unsec’d. Notes, 144A	6.125	03/01/34	490	480,145
LCOR Alexandria LLC,
Asset Backed, 144A	6.800	12/15/31	4,500	4,661,632

				5,986,612

Real Estate Investment Trusts (REITs) 0.4%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.125	05/15/29	1,441	1,423,709
COPT Defense Properties LP,
Gtd. Notes	2.000	01/15/29	2,170	2,029,183
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	900	809,346
Sr. Unsec’d. Notes	4.750	02/15/28	25	24,291
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.300	01/15/29	2,770	2,789,317
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	250	179,611
Gtd. Notes	5.000	10/15/27	200	194,985
Sr. Sec’d. Notes, 144A	8.500	02/15/32	125	129,839
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	4.875	05/15/29	1,375	1,336,648
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A(a)	6.500	04/01/32	900	923,860
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	1,500	1,444,017

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250%	10/15/28		680	$677,949
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	5.750	02/01/27		993	997,885

					12,960,640

Retail 1.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	5.625	09/15/29		610	614,471
AutoNation, Inc.,
Gtd. Notes	3.800	11/15/27		4,122	4,076,607
Sr. Unsec’d. Notes	1.950	08/01/28		4,000	3,774,112
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A	5.375	08/31/32	EUR	500	593,031
Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	925	1,277,574
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		3,750	3,901,045
Sr. Sec’d. Notes, 144A	9.000	06/01/31		2,702	2,987,780
CD&R Firefly Bidco PLC (United Kingdom),
Sr. Sec’d. Notes	8.625	04/30/29	GBP	10,700	14,965,230
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	3,800	4,691,159
Sr. Sec’d. Notes, 144A	12.000	11/30/28		2,175	2,320,464
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A	3.375	01/15/32		1,805	1,636,233
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		650	629,282
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		1,350	1,292,929
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30		2,337	2,217,745
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	04/01/32		390	401,851

					45,379,513

Semiconductors 0.1%
Entegris, Inc.,
Sr. Sec’d. Notes, 144A	4.750	04/15/29		1,375	1,365,954
MKS, Inc.,
Gtd. Notes, 144A	4.250	02/15/34	EUR	1,800	2,059,756

					3,425,710

Software 0.1%
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31		895	889,599
Gtd. Notes, 144A(a)	9.250	06/01/30		1,220	1,235,254
Gtd. Notes, 144A	9.750	10/01/31		1,010	1,016,258
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A	7.250	07/01/33		310	319,021
Sr. Unsec’d. Notes, 144A	8.750	07/01/34		490	509,154

					3,969,286

Telecommunications 2.0%
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A	6.125	02/15/31		1,615	1,639,249

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 61

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Cipher Compute LLC,
Sr. Sec’d. Notes, 144A(a)	7.125%	11/15/30			1,625	$1,685,152
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A	10.500	04/03/31			6,750	6,875,486
CT Trust (Guatemala),
Sr. Sec’d. Notes, 144A	5.125	02/03/32			760	728,977
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30			129	13
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30			44	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A	8.625	08/01/32			4,265	4,424,938
Eutelsat Communications SACA (France),
Gtd. Notes, 144A	5.750	03/15/31		EUR	1,475	1,773,104
Gtd. Notes, 144A	6.250	03/15/33		EUR	1,425	1,717,178
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.750	05/01/29			1,375	1,375,000
Sr. Sec’d. Notes, 144A	5.000	05/01/28			1,650	1,650,000
Sr. Sec’d. Notes, 144A	8.750	05/15/30			2,000	2,047,527
Level 3 Financing, Inc.,
Gtd. Notes, 144A	8.500	01/15/36			2,250	2,413,402
Sr. Sec’d. Notes, 144A	6.875	06/30/33			1,220	1,259,982
Sr. Sec’d. Notes, 144A	7.000	03/31/34			2,415	2,510,704
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	5.750	04/30/29		EUR	2,350	2,833,483
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A	5.375	06/15/29			2,400	2,320,160
Meridian Arc Holdco LLC,
Sr. Sec’d. Notes, 144A	6.250	04/30/31			5,805	5,805,639
Millicom International Cellular SA (Guatemala),
Sr. Unsec’d. Notes, 144A	4.500	04/27/31			515	481,113
PR RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	6.500	05/01/31			2,315	2,294,660
SoftBank Group Corp. (Japan),
Sr. Unsec’d. Notes	5.750	07/08/32		EUR	1,200	1,350,580
Sr. Unsec’d. Notes	6.375	07/10/33		EUR	5,900	6,735,045
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	5.875	03/01/31			3,540	3,482,923
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28	(d)	GBP	3,395	5
Total Play Telecomunicaciones SA de CV (Mexico),
Sr. Sec’d. Notes	11.125	12/31/32			6,200	5,793,590
Sr. Sec’d. Notes, 144A	11.125	12/31/32			696	650,377
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	8.625	06/15/32			495	517,766
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29		GBP	2,250	2,889,116
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31			345	365,004
WULF Compute LLC,
Sr. Sec’d. Notes, 144A	7.750	10/15/30			2,225	2,337,677

						67,957,850

Transportation 0.1%
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32			360	337,399
Star LeasingCo. LLC,
Sec’d. Notes, 144A	7.625	02/15/30			3,415	3,299,817

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
XPO, Inc.,
Gtd. Notes, 144A	7.125%		06/01/31		225	$232,944
Gtd. Notes, 144A(a)	7.125		02/01/32		385	401,823

						4,271,983

Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.250		07/01/29		2,110	2,140,271
Sr. Unsec’d. Notes, 144A	5.350		03/30/29		3,440	3,499,494

						5,639,765

TOTAL CORPORATE BONDS
(cost $746,486,396)						747,209,255

FLOATING RATE AND OTHER LOANS 2.0%

Auto Parts & Equipment 0.1%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.402	(c)	01/28/32		672	674,426
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.506	(c)	11/17/28		536	535,095
Term B Loan, 3 Month SOFR + 5.100%	8.778	(c)	11/17/28		3,900	3,894,696

						5,104,217

Chemicals 0.1%
Root Bidco Sarl (Portugal),
Facility B4, 3 Month EURIBOR + 5.000%	7.204	(c)	09/27/30	EUR	4,125	4,428,488

Commercial Services 0.0%
OCS Group Investments Ltd. (United Kingdom),
Facility B5, SONIA + 5.250%	8.989	(c)	11/28/31	GBP	975	1,321,756

Diversified Financial Services 0.1%
HPS Speciality Loan Fund VI GP (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.692	(c)	09/30/34		241	241,258
Term Loan, 3 Month SOFR + 3.200%^	6.892	(c)	09/30/34		556	555,932
HPS Speciality Loan Fund VI IM (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.692	(c)	09/30/34		362	361,887
Term Loan, 3 Month SOFR + 3.200%^	6.892	(c)	09/30/34		834	833,898

						1,992,975

Education 0.1%
International Schools Partnership (United Kingdom),
Term Loan, 3 Month SOFR + 4.500%^	8.171	(c)	07/06/31		2,574	2,544,930

Healthcare-Products 0.1%
Avantor Funding, Inc.,
Incremental B-6 Euro Term Loan, 1 Month EURIBOR + 2.500%	4.510	(c)	10/11/32	EUR	2,106	2,475,802

Insurance 0.2%
Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.250%	4.281	(c)	11/03/32	EUR	4,675	5,497,678

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 63

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Internet 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan	12.000%	01/02/28		211	$37,956

Leisure Time 0.1%
ClubCorp Holdings, Inc.,
Term Loan, 3 Month SOFR + 4.750%^	8.450(c)	07/09/32		1,092	1,069,940
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR	2,700	3,129,245

					4,199,185

Media 0.3%
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 5.114%	8.767(c)	09/25/29		11,193	10,183,613

Metal Fabricate/Hardware 0.1%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.200(c)	04/23/30		792	793,980
Initial Term Loan, 3 Month SOFR + 6.500%^	10.200(c)	04/23/30		3,494	3,502,434

					4,296,414

Pharmaceuticals 0.0%
Golden State Buyer,Inc.,
Term Loan, 1 Month SOFR + 5.250%^	8.915(c)	03/31/31		1,100	1,089,000

Real Estate 0.1%
Domain Greenbough Partner 2 LLC,
Term Loan^	— (p)	01/23/32		2,246	2,246,403

Retail 0.5%
CDR Firefly Bidco PLC (United Kingdom),
Facility B10, SONIA + 4.750%	8.481(c)	04/29/29	GBP	6,975	9,494,458
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%	4.877(c)	07/01/31	EUR	4,200	4,942,689
The Boots Group (United Kingdom),
Closing Date Sterling Term Loan, SONIA + 4.500%	8.231(c)	08/31/32	GBP	1,575	2,151,990
WSH Services Holding Ltd. (United Kingdom),
Facility B5, SONIA + 4.533%	8.265(c)	05/16/31	GBP	214	291,380

					16,880,517

Software 0.0%
Meta CW GPU,
Term Loan^	— (p)	03/31/32		699	699,337
Vantage Oracle TX,
Term Loan, 1 Month SOFR + 2.500%	6.170(c)	04/30/30		439	439,194

					1,138,531

Telecommunications 0.2%
CloudHQ VA B1,
Term Loan, 1 Month SOFR + 2.250%^	5.880(c)	01/29/30		1,974	1,974,472
CloudHQ VA B2 Quick,
Term Loan, 1 Month SOFR + 2.250%^	5.880(c)	03/06/30		775	774,886

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)
CloudHQ VA B3 Quick,
Term Loan, 1 Month SOFR + 2.250%^	5.880%(c)	03/06/30	814	$813,816
Connect Holdings 2 LLC,
Delayed Draw Term B Loan	— (p)	04/03/31	3,925	3,739,308

				7,302,482

TOTAL FLOATING RATE AND OTHER LOANS
(cost $69,392,443)				70,739,947

MUNICIPAL BONDS 0.2%

California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	550	568,096
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	625	573,185
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	602,994

				1,744,275

Colorado 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B	5.844	11/01/50	1,190	1,175,544

Illinois 0.0%
State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	755	766,294

New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	2,000	2,345,592
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	202,848

				2,548,440

Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	146,133

Texas 0.0%
City of San Antonio Electric &Gas Systems Revenue,
Taxable, Revenue Bonds	4.427	02/01/42	120	113,970

TOTAL MUNICIPAL BONDS
(cost $7,516,194)				6,494,656

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.9%
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR +5.000% (Cap N/A, Floor 4.000%)	8.649(c)	07/01/26	843	847,584
Bellemeade Re Ltd.,
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR +3.200% (Cap N/A, Floor 3.150%)	6.845(c)	08/25/34	3,090	3,105,001
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A3	6.403(cc)	02/25/37	10	10,084
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	6,473	6,068,234
Series 2024-RP02, Class A2, 144A	4.231(cc)	02/25/63	593	509,347
Series 2024-RP02, Class B1, 144A	4.231(cc)	02/25/63	180	137,883
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	65	51,761
Series 2024-RP02, Class B3, PO, 144A	10.996(s)	02/25/63	165	26,767

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 65

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Mortgage Loan Trust, (cont’d.)
Series 2024-RP02, Class B4, PO, 144A	14.083%(s)	02/25/63		298	$31,526
Series 2024-RP02, Class M1, 144A	4.231(cc)	02/25/63		399	333,706
Series 2024-RP02, Class M2, 144A	4.231(cc)	02/25/63		304	234,779
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63		8	7,483
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63		8,477	848
Series 2025-RP01, Class A1, 144A	4.014(cc)	01/25/64		9,123	8,470,760
Series 2025-RP01, Class A2, 144A	4.014(cc)	01/25/64		442	330,608
Series 2025-RP01, Class B1, 144A	0.000(cc)	01/25/64		177	112,436
Series 2025-RP01, Class B2, 144A	0.000(cc)	01/25/64		112	64,289
Series 2025-RP01, Class B3, 144A	0.000(cc)	01/25/64		141	71,174
Series 2025-RP01, Class B4, 144A	0.000(cc)	01/25/64		131	54,131
Series 2025-RP01, Class M1, 144A	4.014(cc)	01/25/64		377	267,129
Series 2025-RP01, Class M2, 144A	2.939(cc)	01/25/64		236	159,491
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64		12	10,800
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64		10,739	1,074
Clavel Residential 4 DAC (Spain),
Series 2025-01A, Class B, 144A, 3 Month EURIBOR +1.500% (Cap N/A, Floor 0.000%)	3.538(c)	10/28/66	EUR	4,500	5,183,539
Series 2025-01A, Class C, 144A, 3 Month EURIBOR +2.000% (Cap N/A, Floor 0.000%)	4.038(c)	10/28/66	EUR	2,575	2,953,144
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR +3.100% (Cap N/A, Floor 0.000%)	6.745(c)	10/25/41		600	605,847
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR +3.150% (Cap N/A, Floor 0.000%)	6.795(c)	12/25/41		318	321,930
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR +3.000% (Cap N/A, Floor 0.000%)	6.645(c)	01/25/42		1,807	1,829,370
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR +6.250% (Cap N/A, Floor 0.000%)	9.895(c)	03/25/42		1,000	1,044,060
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR +5.250% (Cap N/A, Floor 0.000%)	8.895(c)	03/25/42		290	300,150
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR +3.100% (Cap N/A, Floor 0.000%)	6.745(c)	03/25/42		1,000	1,016,830
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR +3.100% (Cap N/A, Floor 0.000%)	6.745(c)	06/25/43		1,400	1,446,324
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR +1.700% (Cap N/A, Floor 0.000%)	5.345(c)	07/25/44		218	218,461
Cross Mortgage Trust,
Series 2025-H06, Class M1, 144A	6.061(cc)	07/25/70		5,000	4,988,584
Series 2025-H07, Class A3, 144A	5.289(cc)	09/25/70		3,153	3,140,677
Series 2025-H07, Class M1, 144A	5.637(cc)	09/25/70		2,400	2,377,279
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR +1.500% (Cap N/A, Floor 0.000%)	5.145(c)	10/25/41		1,111	1,113,708
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR +1.800% (Cap N/A, Floor 0.000%)	5.445(c)	11/25/41		100	100,475
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR +2.100% (Cap N/A, Floor 0.000%)	5.745(c)	09/25/41		100	100,248
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR +2.350% (Cap N/A, Floor 0.000%)	5.995(c)	12/25/41		100	100,761
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR +2.500% (Cap N/A, Floor 0.000%)	6.145(c)	01/25/42		70	70,679
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR +2.900% (Cap N/A, Floor 0.000%)	6.545(c)	04/25/42		2,020	2,054,630
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR +3.350% (Cap N/A, Floor 0.000%)	6.995(c)	05/25/42		200	204,500
Series 2022-HQA03, Class M2, 144A, 30 Day Average SOFR +5.350% (Cap N/A, Floor 0.000%)	8.995(c)	08/25/42		600	630,000
GS Mortgage-Backed Securities Trust,
Series 2025-DSC01, Class A1, 144A	4.974(cc)	06/25/65		7,916	7,887,402
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	6.175(cc)	07/25/35		6	6,167
Kinbane DAC (Ireland),
Series 2025-RPL2A, Class B, 144A, 1 Month EURIBOR +1.600% (Cap N/A, Floor 0.000%)	3.536(c)	08/24/75	EUR	4,400	5,109,347
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		8,704	8,643,728
LHOME Mortgage Trust,
Series 2024-RTL05, Class A1, 144A	5.323(cc)	09/25/39		6,500	6,504,361
Series 2025-RTL03, Class A2, 144A	5.673(cc)	08/25/40		2,000	2,006,651
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 2.200%^	2.750	06/27/27		5,000	5,000,000
Lugo Funding DAC (Spain),
Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.041(c)	05/26/66	EUR	3,100	3,559,735
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM07, Class A3, 144A	5.340(cc)	09/25/70		3,584	3,563,965
Series 2025-NQM07, Class M1, 144A	5.844(cc)	09/25/70		3,500	3,469,553
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.519(c)	01/25/48		631	622,705

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506%(cc)	02/25/70		6,460	$6,486,332
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		724	726,418
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		1,243	1,246,444
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		9,929	58,228
Series 2025-INV01, Class B1, 144A	6.588(cc)	02/25/70		405	399,313
Series 2025-INV01, Class B2, 144A	6.588(cc)	02/25/70		319	309,564
Series 2025-INV01, Class B3, 144A	6.588(cc)	02/25/70		200	185,167
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		578	580,665
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		9,929	248,229
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A,144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.145(c)	05/25/33		28,142	28,368,055
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.998(c)	03/29/27		7,513	7,568,980
PRPM LLC,
Series 2025-02, Class A1, 144A	6.469(cc)	05/25/30		2,967	2,957,620
Series 2025-04, Class A1, 144A	6.179(cc)	06/25/30		10,326	10,315,597
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		3,260	3,189,471
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		683	659,277
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		403	387,965
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55		393	376,325
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55		139	132,219
RCO Mortgage LLC,
Series 2025-03, Class A1, 144A	6.435(cc)	05/25/30		5,122	5,126,376
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-37A, Class 3A7	5.671(cc)	12/25/33		122	119,571
VCAT LLC,
Series 2025-NPL03, Class A1, 144A	5.889(cc)	02/25/55		2,118	2,120,240
Verus Securitization Trust,
Series 2025-08, Class M1, 144A	5.731	09/25/70		3,200	3,183,132

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $170,990,707)					171,826,893

SOVEREIGN BONDS 5.1%
Argentine Republic Government International Bond (Argentina),
Sr.Unsec’d. Notes	0.125	07/09/30	EUR	2,251	2,212,979
Sr.Unsec’d. Notes	0.750(cc)	07/09/30		5,936	5,122,955
Sr.Unsec’d. Notes	1.000	07/09/29		6,287	5,614,419
Sr.Unsec’d. Notes	3.875(c)	07/09/35	EUR	827	699,323
Sr.Unsec’d. Notes	5.000(c)	01/09/38		2,663	2,067,820
Bermuda Government International Bond (Bermuda),
Sr.Unsec’d. Notes, 144A	2.375	08/20/30		685	621,980
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		658	661,290
Brazilian Government International Bond (Brazil),
Sr.Unsec’d. Notes	5.500	11/06/30		6,770	6,903,707
Colombia Government International Bond (Colombia),
Sr.Unsec’d. Notes	3.750	09/19/28	EUR	11,390	13,174,039
Sr.Unsec’d. Notes	4.500	03/15/29		3,585	3,475,478
Sr.Unsec’d. Notes	5.375	01/21/29		3,185	3,166,368
Dominican Republic International Bond (Dominican Republic),
Sr.Unsec’d. Notes	5.500	02/22/29		1,637	1,638,473
Sr.Unsec’d. Notes, 144A	5.500	02/22/29		1,915	1,916,724
Sr.Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,582,560
Sr.Unsec’d. Notes, 144A	6.600	06/01/36		3,340	3,440,200
Ecuador Government International Bond (Ecuador),
Sr.Unsec’d. Notes, 144A	8.750	01/29/34		7,400	7,551,380
Ivory Coast Government International Bond (Ivory Coast),
Sr.Unsec’d. Notes	4.875	01/30/32	EUR	2,812	3,169,810
Sr.Unsec’d. Notes	5.250	03/22/30	EUR	4,202	4,928,028
Sr.Unsec’d. Notes	5.875	10/17/31	EUR	5,923	6,971,132

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund  67

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Ivory Coast Government International Bond (Ivory Coast), (cont’d.)
Sr.Unsec’d. Notes, 144A	6.750%	02/25/41		4,240	$3,907,330
Sr.Unsec’d. Notes, 144A	7.625	01/30/33		3,025	3,177,157
Sr.Unsec’d. Notes, 144A(a)	8.075	04/01/36		9,630	10,209,533
Morocco Government International Bond (Morocco),
Sr.Unsec’d. Notes	2.375	12/15/27		30,000	28,940,400
Republic of South Africa Government International Bond (South Africa),
Sr.Unsec’d. Notes, 144A(a)	7.250	12/11/55		3,560	3,353,520
Sr.Unsec’d. Notes, Series 12Y	3.750	07/24/26	EUR	20,000	23,464,550
Romanian Government International Bond (Romania),
Sr.Unsec’d. Notes, 144A	4.625	03/04/33	EUR	6,000	6,670,000
Sr.Unsec’d. Notes, 144A	5.750	09/16/30		5,790	5,847,900
Sr.Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	4,500	5,656,406
Serbia International Bond (Serbia),
Sr.Unsec’d. Notes	1.500	06/26/29	EUR	1,778	1,928,261
Sr.Unsec’d. Notes	1.650	03/03/33	EUR	758	741,726
Sr.Unsec’d. Notes	6.250	05/26/28		937	961,756
Sr.Unsec’d. Notes, 144A	1.500	06/26/29	EUR	4,320	4,685,089
Sr.Unsec’d. Notes, 144A	6.500	09/26/33		915	971,044
Sr.Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	2,890	3,167,139

TOTAL SOVEREIGN BONDS
(cost $171,923,972)					178,600,476

U.S.GOVERNMENT AGENCY OBLIGATIONS 3.3%
Federal Home Loan Mortgage Corp.	2.500	09/01/46		1,249	1,070,942
Federal Home Loan Mortgage Corp.	2.500	03/01/51		2,442	2,065,376
Federal Home Loan Mortgage Corp.	2.500	07/01/51		429	362,209
Federal Home Loan Mortgage Corp.	2.500	11/01/51		3,207	2,739,586
Federal Home Loan Mortgage Corp.	2.500	01/01/52		845	721,525
Federal Home Loan Mortgage Corp.	2.500	02/01/52		1,632	1,385,355
Federal Home Loan Mortgage Corp.	3.000	10/01/51		1,211	1,065,142
Federal Home Loan Mortgage Corp.	3.000	11/01/51		1,669	1,469,600
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,471	1,309,860
Federal Home Loan Mortgage Corp.	3.000	02/01/52		2,378	2,087,840
Federal Home Loan Mortgage Corp.	3.000	03/01/52		472	419,451
Federal Home Loan Mortgage Corp.	3.500	10/01/45		2,203	2,063,015
Federal Home Loan Mortgage Corp.	3.500	01/01/52		6,913	6,318,079
Federal Home Loan Mortgage Corp.	3.500	02/01/52		777	712,198
Federal Home Loan Mortgage Corp.	4.000	05/01/52		5,695	5,360,119
Federal Home Loan Mortgage Corp.	4.500	09/01/42		8,685	8,611,274
Federal Home Loan Mortgage Corp.	5.000	07/01/52		3,877	3,823,095
Federal Home Loan Mortgage Corp.	5.000	08/01/52		1,838	1,820,520
Federal Home Loan Mortgage Corp.	5.500	11/01/52		6,790	6,861,177
Federal Home Loan Mortgage Corp.(kk)	5.500	01/01/55		762	766,610
Federal Home Loan Mortgage Corp.	6.000	11/01/52		4,341	4,463,217
Federal National Mortgage Assoc.	2.500	TBA		3,500	2,930,210
Federal National Mortgage Assoc.	2.500	03/01/51		1,451	1,228,625
Federal National Mortgage Assoc.	3.000	08/01/43		317	288,794
Federal National Mortgage Assoc.	3.000	07/01/51		433	381,836
Federal National Mortgage Assoc.	3.000	10/01/51		1,744	1,533,936
Federal National Mortgage Assoc.	3.000	02/01/52		418	367,230
Federal National Mortgage Assoc.	4.000	04/01/52		880	833,546
Federal National Mortgage Assoc.	4.000	05/01/52		1,496	1,407,668
Federal National Mortgage Assoc.	4.000	04/01/53		1,752	1,651,777
Federal National Mortgage Assoc.	5.000	07/01/52		1,843	1,825,743
Federal National Mortgage Assoc.	5.000	08/01/52		3,236	3,205,304
Federal National Mortgage Assoc.	5.500	TBA		3,500	3,513,582
Federal National Mortgage Assoc.	5.500	10/01/52		2,158	2,177,965
Federal National Mortgage Assoc.(h)(k)	5.500	11/01/52		20,138	20,377,242
Federal National Mortgage Assoc.	6.000	TBA		500	509,889
Federal National Mortgage Assoc.	6.000	11/01/52		745	766,301

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%	12/01/52	991	$1,021,000
Government National Mortgage Assoc.	3.500	12/20/51	9,509	8,686,470
Government National Mortgage Assoc.	3.500	01/20/52	1,329	1,213,224
Government National Mortgage Assoc.	3.500	03/20/52	2,197	2,004,176
Government National Mortgage Assoc.	3.500	04/20/52	974	886,933
Government National Mortgage Assoc.	4.000	01/20/50	1,636	1,552,662
Government National Mortgage Assoc.	4.500	07/20/52	792	769,931

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $114,418,875)				114,630,234

U.S. TREASURY OBLIGATIONS 24.3%
U.S. Treasury Bonds	1.625	11/15/50	48,600	25,044,187
U.S. Treasury Bonds	1.875	02/15/51	12,060	6,614,156
U.S. Treasury Bonds	2.250	05/15/41	20,165	14,584,966
U.S. Treasury Bonds	2.375	11/15/49	72,235	45,485,477
U.S. Treasury Bonds(k)	3.000	02/15/49	4,085	2,948,859
U.S. Treasury Bonds	3.000	08/15/52	24,920	17,486,831
U.S. Treasury Bonds	3.250	05/15/42	5,630	4,606,923
U.S. Treasury Bonds(k)	3.375	11/15/48	68,955	53,429,351
U.S. Treasury Bonds	3.625	02/15/53	1,000	792,188
U.S. Treasury Bonds(h)(k)	4.125	08/15/44	84,175	75,665,434
U.S. Treasury Bonds	4.375	08/15/43	9,710	9,083,402
U.S. Treasury Bonds	4.625	05/15/44	12,430	11,950,280
U.S. Treasury Bonds(k)	4.625	11/15/44	12,715	12,192,493
U.S. Treasury Notes	3.375	11/30/27	8,300	8,236,129
U.S. Treasury Notes	3.375	02/29/28	13,830	13,708,987
U.S. Treasury Notes	3.500	01/31/28	8,850	8,792,613
U.S. Treasury Notes	3.750	10/31/32	5,205	5,079,348
U.S. Treasury Notes	3.875	12/31/27	55,865	55,849,724
U.S. Treasury Notes	3.875	03/31/28	103,855	103,834,716
U.S. Treasury Notes	3.875	09/30/29	4,110	4,100,046
U.S. Treasury Notes	3.875	12/31/29	11,595	11,560,577
U.S. Treasury Notes	4.000	01/15/27	68,890	69,021,860
U.S. Treasury Notes	4.000	12/15/27	38,225	38,293,686
U.S. Treasury Notes	4.125	02/28/27	47,280	47,420,362
U.S. Treasury Notes	4.250	06/30/29	38,500	38,866,953
U.S. Treasury Notes	4.375	12/15/26	113,060	113,523,723
U.S. Treasury Notes	4.625	09/30/30	36,945	37,865,739
U.S. Treasury Strips Coupon(k)	3.019(s)	11/15/35	870	568,672
U.S. Treasury Strips Coupon(k)	3.513(s)	11/15/41	23,665	10,822,511
U.S. Treasury Strips Coupon(k)	3.575(s)	08/15/41	165	76,615
U.S. Treasury Strips Coupon(k)	4.770(s)	11/15/49	580	170,424
U.S. Treasury Strips Coupon(k)	4.928(s)	11/15/45	430	155,096

TOTAL U.S. TREASURY OBLIGATIONS
(cost $864,520,689)				847,832,328

			Shares

AFFILIATED EXCHANGE-TRADED FUNDS 9.4%

Fixed Income
PGIM AAA CLO ETF			3,150,000	161,563,500
PGIM Active High Yield Bond ETF			325,000	11,407,500
PGIM Corporate Bond 0-5 Year ETF			475,000	23,766,625
PGIM Corporate Bond 5-10 Year ETF			200,000	9,997,820
PGIM Floating Rate Income ETF			50,000	2,463,000
PGIM Ultra Short Bond ETF			2,350,000	116,466,000

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS
(cost $326,502,074)(wa)				325,664,445

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund  69

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS 0.2%

Chemicals 0.0%
TPC Group, Inc.*	56,219	$1,105,659

Gas Utilities 0.0%
Ferrellgas Partners LP*	32,670	826,976

Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	28,420	5,855

Oil, Gas & Consumable Fuels 0.1%
Expand Energy Corp.	12,570	1,284,025

Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*	147,816	3,750,831

TOTAL COMMON STOCKS (cost $1,618,354)		6,973,346

PREFERRED STOCKS 0.1%

Consumer Staples Distribution & Retail 0.1%
QXO, Inc., Series C, 4.750%, Maturing 04/01/33	323	3,593,777

Electronic Equipment, Instruments & Components 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	545	592,688

Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	9,592	123,961

TOTAL PREFERRED STOCKS (cost $3,814,180)		4,310,426

OPTION PURCHASED*~ 0.0% (cost $41,716)		74,884

	Units

WARRANTS* 0.0%

Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	53,156	1

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN 97.3% (cost $3,378,482,952)		3,390,045,271

OPTIONS WRITTEN*~ (0.0)% (premiums received $0)		(34,967)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 97.3% (cost $3,378,482,952)		3,390,010,304

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 2.5%

AFFILIATED MUTUAL FUNDS 2.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wa)	66,110,607	$66,110,607
PGIM Institutional Money Market Fund (7-day effective yield 3.844%)
(cost $20,515,670; includes $20,440,497 of cash collateral for securities on loan)(b)(wa)	20,531,855	20,519,535

TOTAL AFFILIATED MUTUAL FUNDS
(cost $86,626,277)		86,630,142

OPTIONS PURCHASED*~ 0.0%
(cost $1,229,843)		1,916,505

TOTAL SHORT-TERM INVESTMENTS
(cost $87,856,120)		88,546,647

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 99.8%
(cost $3,466,339,072)		3,478,556,951

OPTIONS WRITTEN*~ (0.0)%
(premiums received $1,089,813)		(1,963,486)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 99.8%
(cost $3,465,249,259)		3,476,593,465
Other assets in excess of liabilities(z) 0.2%		7,564,182

NET ASSETS 100.0%		$3,484,157,647

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $28,800,816 and 0.8% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,882,763; cash collateral of $20,440,497 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust,
Series 2018-20TS, Class G, 144A, 3.203%(cc), 05/15/35	05/09/18	$2,454,600	$2,295,027	0.1%
20 Times Square Trust,
Series 2018-20TS, Class H, 144A, 3.203%(cc), 05/15/35	05/09/18	2,389,640	2,227,527	0.0
Clue Opco LLC, Sr.Sec’d. Notes, 144A, 9.500%, 10/15/31	09/22/23-02/17/26	9,315,716	9,520,435	0.3

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 71

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$74,408	$5,855	0.0%
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	1	0.0

Total		$14,234,364	$14,048,845	0.4%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at April 30, 2026:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $1,571,230)^	1,571	$1,571,230	$—	$—
CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $511,168)^	511	511,168	—	—
CloudHQ VA B2, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $562,378)^	562	562,378	—	—
CloudHQ VA B2 QUICK, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $1,140,693)^	1,141	1,140,693	—	—
CloudHQ VA B3, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $625,109)^	625	625,109	—	—
CloudHQ VA B3 QUICK, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $519,525)^	520	519,525	—	—
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $70,610)^	72	70,130	—	(480)
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $117,682)^	119	116,882	—	(800)
Domain Greenbough Partner 2 LLC, Delayed Draw Term Loan, —%(p), Maturity Date 01/23/32 (cost $1,253,597)^	1,254	1,253,597	—	—
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $1,200,000)^	1,200	1,203,000	3,000	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $663,460)^	663	663,460	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $1,604,262)^	1,604	1,604,262	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $995,191)^	995	995,191	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $2,406,392)^	2,406	2,406,392	—	—
Meta CW GPU, Delayed Draw Term Loan, 0.000%, Maturity Date 03/31/32 (cost $2,800,664)^	2,801	2,800,664	—	—
Vantage Oracle TX, Delayed Draw Term Loan, 0.000%, Maturity Date 04/30/30 (cost $4,110,806)	4,111	4,110,806	—	—

		$20,154,487	$3,000	$(1,280)

Unfunded preferred stock commitment outstanding at April 30, 2026:

Issuer	Shares	Current Value	Unrealized Appreciation	Unrealized Depreciation
QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $1,610,000)^	161	$1,610,000	$—	$—

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—	20,025	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—	40,050	—
Currency Option USD vs CLP	Call	MSI	05/04/26	1,200.00	—	4,190	—
Currency Option USD vs INR	Call	CITI	05/04/26	110.00	—	4,195	—
Currency Option USD vs INR	Call	MSI	05/04/26	110.00	—	8,409	—
Currency Option USD vs PLN	Call	MSI	06/11/26	3.76	—	8,369	19,634
Currency Option USD vs COP	Put	MSI	05/04/26	3,200.00	—	12,578	—
Currency Option USD vs CZK	Put	MSI	05/04/26	19.00	—	4,195	—
Currency Option USD vs CZK	Put	CITI	05/04/26	21.40	—	4,195	126,551
Currency Option USD vs HUF	Put	CITI	06/11/26	260.00	—	8,369	14
Currency Option USD vs HUF	Put	MSI	06/11/26	320.00	—	8,369	296,480

Total OTC Traded (cost $315,687)							$442,679

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.199%	EUR	31,530	$74,884
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.660%		9,177	18,115
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.199%	2.80%(A)	EUR	36,665	116,047
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.199%	10.29%(A)	EUR	36,665	171
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.660%	3.82%(T)		54,110	164,398
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.660%	11.07%(T)		54,110	186
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.74%	1 Day SOFR(A)/ 3.660%	3.74%(A)		32,155	95,365
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	8.00%	1 Day SOFR(A)/ 3.660%	8.00%(A)		32,155	6
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.660%	3.21%(A)		54,925	611,066
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.660%	8.19%(A)		54,925	267
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.660%	3.89%(A)		9,177	47,695
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)		10,480	95,530
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)		10,480	95,530
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)		20,960	191,060
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	06/17/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)		36,845	38,390

Total OTC Swaptions (cost $955,872)									$1,548,710

Total Options Purchased (cost $1,271,559)									$1,991,389

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs PLN	Call	CITI	06/11/26	3.76	—	8,369	$(19,634)
Currency Option USD vs CZK	Put	MSI	05/04/26	21.40	—	4,195	(126,551)
Currency Option USD vs HUF	Put	CITI	06/11/26	320.00	—	8,369	(296,480)

Total OTC Traded (premiums received $216,773)							$(442,665)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.199%	1.74%(A)	EUR	31,530	$(34,967)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.660%	3.09%(A)		9,177	(9,212)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.199%	EUR	73,330	(110,553)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.660%		108,220	(169,712)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 73

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate
Swap, 07/27/28	Put	CITI	07/23/26	3.93%	3.93%(A)	1 Day SOFR(A)/ 3.660%	64,310	$(103,378)
2-Year Interest Rate
Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.660%	54,925	(397,147)
2-Year Interest Rate
Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%	54,925	(279,214)
5-Year Interest Rate
Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%	9,177	(83,697)
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V1(Q)	15,715	(76,556)
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V1(Q)	15,715	(76,556)
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.50	5.00%(Q)	CDX.NA.HY.46.V1(Q)	31,430	(176,622)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	06/17/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	73,690	(38,174)

Total OTC Swaptions (premiums received $873,040)								$(1,555,788)

Total Options Written (premiums received $1,089,813)								$(1,998,453)

Futures contracts outstanding at April 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,317	3 Month CME SOFR	Jun. 2026	$798,920,181	$3,727
168	10 Year Australian Treasury Bonds	Jun. 2026	12,949,442	(136,934)
36	10 Year Euro-Bund	Jun. 2026	5,296,636	(149,179)

				(282,386)

Short Positions:
2,053	2 Year U.S. Treasury Notes	Jun. 2026	425,227,625	2,997,782
270	5 Year Euro-Bobl	Jun. 2026	36,584,431	779,550
3,560	5 Year U.S. Treasury Notes	Jun. 2026	383,895,946	4,647,726
752	10 Year U.S. Treasury Notes	Jun. 2026	83,166,500	397,747
162	10 Year U.S. Ultra Treasury Notes	Jun. 2026	18,283,220	176,857
576	20 Year U.S. Treasury Bonds	Jun. 2026	64,998,000	958,360
1,719	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	197,738,719	1,945,600
149	Euro Schatz Index	Jun. 2026	18,492,910	207,962

				12,111,584

				$11,829,198

Forward foreign currency exchange contracts outstanding at April 30, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/26	CITI	BRL	7,888	$1,520,874	$1,590,813	$69,939	$—
Expiring 05/05/26	DB	BRL	54,859	10,413,911	11,063,765	649,854	—
Expiring 05/05/26	DB	BRL	22,326	4,203,000	4,502,574	299,574	—
Expiring 05/05/26	RBC	BRL	54,859	10,431,535	11,063,765	632,230	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	3,886,139	4,168,000	4,319,063	151,063	—
Expiring 06/17/26	MSI	CLP	659,111	721,720	732,537	10,817	—
Chinese Renminbi,
Expiring 06/17/26	BOA	CNH	137,469	20,092,657	20,192,305	99,648	—
Expiring 06/17/26	HSBC	CNH	16,905	2,471,000	2,483,105	12,105	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Forward foreign currency exchange contracts outstanding at April 30, 2026 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 06/17/26	MSI	CNH	68,735	$10,009,407	$10,096,152	$86,745	$—
Colombian Peso,
Expiring 06/17/26	BOA	COP	15,872,545	4,203,000	4,315,226	112,226	—
Expiring 06/17/26	CITI	COP	9,275,662	2,486,106	2,521,749	35,643	—
Expiring 06/17/26	JPM	COP	26,750,826	7,005,402	7,272,676	267,274	—
Euro,
Expiring 07/22/26	HSBC	EUR	7,023	8,272,592	8,273,022	430	—
Indian Rupee,
Expiring 06/17/26	CITI	INR	158,682	1,703,469	1,662,391	—	(41,078)
Expiring 06/17/26	HSBC	INR	248,045	2,583,000	2,598,578	15,578	—
Mexican Peso,
Expiring 06/17/26	BARC	MXN	73,924	4,190,000	4,214,692	24,692	—
Expiring 06/17/26	JPM	MXN	129,172	7,314,518	7,364,583	50,065	—
New Taiwanese Dollar,
Expiring 06/17/26	MSI	TWD	357,373	11,230,540	11,292,048	61,508	—
Expiring 06/17/26	MSI	TWD	134,887	4,244,000	4,262,081	18,081	—
Expiring 06/17/26	SCB	TWD	199,917	6,281,000	6,316,869	35,869	—
Philippine Peso,
Expiring 06/17/26	BOA	PHP	169,810	2,833,000	2,760,323	—	(72,677)
Expiring 06/17/26	HSBC	PHP	415,736	6,898,000	6,757,932	—	(140,068)
Singapore Dollar,
Expiring 06/17/26	BOA	SGD	3,317	2,615,000	2,614,880	—	(120)
Expiring 06/17/26	SSB	SGD	31,577	24,688,597	24,894,025	205,428	—
South African Rand,
Expiring 06/17/26	BARC	ZAR	66,336	3,891,679	3,967,783	76,104	—
Expiring 06/17/26	BOA	ZAR	73,693	4,358,406	4,407,851	49,445	—
South Korean Won,
Expiring 06/17/26	JPM	KRW	7,890,478	5,370,705	5,362,778	—	(7,927)
Thai Baht,
Expiring 06/17/26	GSI	THB	88,944	2,714,000	2,739,261	25,261	—
Expiring 06/17/26	HSBC	THB	313,492	9,607,465	9,654,785	47,320	—
Expiring 06/17/26	SCB	THB	626,983	19,286,835	19,309,570	22,735	—

				$205,809,418	$208,607,182	3,059,634	(261,870)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/26	CITI	BRL	44,015	$8,442,816	$8,876,701	$—	$(433,885)
Expiring 05/05/26	CITI	BRL	17,209	3,319,610	3,470,659	—	(151,049)
Expiring 05/05/26	MSI	BRL	17,088	3,292,380	3,446,174	—	(153,794)
Expiring 05/05/26	RBC	BRL	17,606	3,400,234	3,550,680	—	(150,446)
Expiring 05/05/26	TD	BRL	44,015	8,492,337	8,876,701	—	(384,364)
British Pound,
Expiring 07/22/26	UAG	GBP	48,283	65,532,078	65,681,428	—	(149,350)
Chilean Peso,
Expiring 06/17/26	CITI	CLP	4,545,250	5,074,806	5,051,601	23,205	—
Chinese Renminbi,
Expiring 06/17/26	BNP	CNH	223,109	32,639,858	32,771,562	—	(131,704)
Colombian Peso,
Expiring 06/17/26	CITI	COP	7,673,730	2,057,190	2,086,236	—	(29,046)
Expiring 06/17/26	DB	COP	19,535,712	5,273,366	5,311,121	—	(37,755)
Expiring 06/17/26	MSI	COP	21,137,643	5,660,100	5,746,634	—	(86,534)
Expiring 06/17/26	MSI	COP	3,551,948	956,367	965,658	—	(9,291)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 75

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Forward foreign currency exchange contracts outstanding at April 30, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 07/22/26	SSB	EUR	103,362	$122,445,220	$121,757,423	$687,797	$—
Expiring 07/22/26	TD	EUR	104,929	124,166,353	123,602,233	564,120	—
Expiring 07/22/26	UAG	EUR	105,348	124,923,808	124,095,857	827,951	—
Indian Rupee,
Expiring 06/17/26	BOA	INR	219,011	2,310,000	2,294,408	15,592	—
Expiring 06/17/26	CITI	INR	187,717	1,980,761	1,966,561	14,200	—
Mexican Peso,
Expiring 06/17/26	BARC	MXN	111,287	6,223,477	6,344,902	—	(121,425)
Expiring 06/17/26	JPM	MXN	47,048	2,584,000	2,682,352	—	(98,352)
Expiring 06/17/26	MSI	MXN	44,762	2,506,000	2,552,021	—	(46,021)
New Taiwanese Dollar,
Expiring 06/17/26	CITI	TWD	461,451	14,385,739	14,580,666	—	(194,927)
Expiring 06/17/26	HSBC	TWD	230,726	7,181,004	7,290,333	—	(109,329)
Philippine Peso,
Expiring 06/17/26	HSBC	PHP	585,546	9,659,599	9,518,255	141,344	—
Singapore Dollar,
Expiring 06/17/26	MSI	SGD	34,894	27,620,029	27,508,905	111,124	—
South African Rand,
Expiring 06/17/26	GSI	ZAR	104,751	6,416,618	6,265,532	151,086	—
Expiring 06/17/26	SCB	ZAR	35,278	2,105,000	2,110,101	—	(5,101)
South Korean Won,
Expiring 06/17/26	MSI	KRW	5,260,319	3,504,309	3,575,185	—	(70,876)
Expiring 06/17/26	MSI	KRW	2,630,159	1,736,138	1,787,592	—	(51,454)
Thai Baht,
Expiring 06/17/26	HSBC	THB	830,455	26,475,844	25,575,998	899,846	—
Expiring 06/17/26	HSBC	THB	198,964	6,285,000	6,127,619	157,381	—

				$636,650,041	$635,471,098	3,593,646	(2,414,703)

						$6,653,280	$(2,676,573)

Credit default swap agreements outstanding at April 30, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/30	1.000	%(Q)	2,000	$181,639	$1,447	$180,192	BOA
Dominican Republic	12/20/30	1.000	%(Q)	2,000	34,101	1,447	32,654	BOA
Emirate of Abu Dhabi	12/20/30	1.000	%(Q)	2,000	(53,573)	1,447	(55,020)	BOA
Federal Republic of Nigeria	12/20/30	1.000	%(Q)	2,000	134,011	1,447	132,564	BOA
Federation of Malaysia	12/20/30	1.000	%(Q)	2,000	(57,117)	1,447	(58,564)	BOA
Federative Republic of Brazil	12/20/30	1.000	%(Q)	9,000	31,264	6,512	24,752	BOA
Kingdom of Bahrain	12/20/30	1.000	%(Q)	2,000	122,873	1,447	121,426	BOA
Kingdom of Morocco	12/20/30	1.000	%(Q)	2,000	(26,804)	1,447	(28,251)	BOA
Kingdom of Saudi Arabia	12/20/30	1.000	%(Q)	9,000	(150,273)	6,512	(156,785)	BOA
People’s Republic of China	12/20/30	1.000	%(Q)	9,000	(230,300)	6,512	(236,812)	BOA
Republic of Argentina	12/20/30	1.000	%(Q)	2,000	350,997	1,447	349,550	BOA
Republic of Chile	12/20/30	1.000	%(Q)	4,000	(105,377)	2,894	(108,271)	BOA
Republic of Colombia	12/20/30	1.000	%(Q)	6,000	214,516	4,341	210,175	BOA
Republic of Indonesia	12/20/30	1.000	%(Q)	7,000	(46,832)	5,065	(51,897)	BOA
Republic of Ivory Coast	12/20/30	1.000	%(Q)	2,000	134,668	1,447	133,221	BOA
Republic of Panama	12/20/30	1.000	%(Q)	3,000	(23,014)	2,171	(25,185)	BOA
Republic of Peru	12/20/30	1.000	%(Q)	3,000	(47,687)	2,171	(49,858)	BOA
Republic of Philippines	12/20/30	1.000	%(Q)	3,000	(37,430)	2,171	(39,601)	BOA
Republic of South Africa	12/20/30	1.000	%(Q)	9,000	159,026	6,512	152,514	BOA
Republic of Turkey	12/20/30	1.000	%(Q)	9,000	476,011	6,512	469,499	BOA

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Sultanate of Oman	12/20/30	1.000%(Q)	2,000	$(30,563)	$1,447	$(32,010)	BOA
United Mexican States	12/20/30	1.000%(Q)	9,000	(82,038)	6,512	(88,550)	BOA

				$948,098	$72,355	$875,743

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.44.V1	12/20/30	1.000%(Q)	100,000	1.221%	$(808,631)	$(81,337)	$(727,294)	BOA

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities -Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	13,570	*	$18,713	$(2,707)	$21,420	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues -Buy Protection(1):
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		3,000	$(38,927)	$34,788	$(73,715)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		15,000	(164,781)	(64,925)	(99,856)	GSI
Kingdom of Morocco	12/20/27	1.000%(Q)		10,000	(109,854)	—	(109,854)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		5,000	(54,927)	(21,642)	(33,285)	GSI
Republic of France	12/20/30	0.250%(Q)		3,015	(17,151)	(8,345)	(8,806)	BARC
Republic of Panama	03/20/29	1.000%(Q)		5,440	(73,986)	(71,678)	(2,308)	DB
Republic of Romania	12/20/29	1.000%(Q)	EUR	4,500	36,642	125,032	(88,390)	BARC
Republic of South Africa	06/20/26	1.000%(Q)		20,000	(40,418)	8,241	(48,659)	GSI

					$(463,402)	$1,471	$(464,873)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues -Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		3,760	0.415%	$88,843	$85,640	$3,203	GSI
Altice France SA	06/20/26	5.000%(Q)	EUR	690	1.438%	8,782	2,801	5,981	GSI
Bank of America Corp.	06/20/27	1.000%(Q)		5,501	0.325%	48,122	38,226	9,896	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		835	*	7,829	—	7,829	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		1,584	0.290%	9,023	7,204	1,819	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	1,500	0.257%	3,898	1,634	2,264	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)		5,096	0.299%	28,731	22,057	6,674	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	2,254	0.292%	15,118	12,028	3,090	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	1,498	0.292%	10,048	8,839	1,209	JPM

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 77

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues -Sell Protection(2)(cont’d.):
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		665	*	$4,580	$—	$4,580	GSI
Canadian Imperial Bank of Commerce	12/20/34	1.200%(Q)		600	0.871%	14,859	—	14,859	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		8,205	0.259%	48,380	35,843	12,537	GSI
Comision Federal de Electricidad	06/20/28	1.000%(Q)		2,005	1.520%	(18,922)	(6,260)	(12,662)	BARC
Comision Federal de Electricidad	06/20/28	1.000%(Q)		975	1.520%	(9,201)	(999)	(8,202)	BARC
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	1,351	0.129%	3,795	2,163	1,632	JPM
European Investment Bank	12/20/26	—%(Q)		3,997	0.037%	(935)	(1,274)	339	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		1,615	0.413%	3,213	1,316	1,897	BARC
Federative Republic of Brazil	06/20/27	1.000%(Q)		1,040	0.489%	7,171	5,356	1,815	BARC
General Motors Co.	06/20/26	5.000%(Q)		2,230	0.242%	27,887	11,915	15,972	GSI
Halliburton Co.	12/20/26	1.000%(Q)		910	0.138%	6,071	1,114	4,957	GSI
Hellenic Republic	12/20/26	1.000%(Q)		3,463	0.058%	24,885	19,936	4,949	BARC
Hellenic Republic	06/20/27	1.000%(Q)		750	0.080%	8,640	5,953	2,687	BARC
Hellenic Republic	12/20/27	1.000%(Q)		565	0.118%	8,655	5,857	2,798	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		1,353	0.172%	8,730	7,200	1,530	MSI
Kingdom of Norway	12/20/26	—%(Q)		10,000	0.030%	(1,925)	(3,156)	1,231	BARC
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		805	0.235%	1,802	812	990	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	2,398	0.023%	7,158	3,573	3,585	BARC
Kingdom of Spain	06/20/26	—%(Q)	EUR	2,300	0.038%	(146)	(74)	(72)	BARC
Lincoln National Corp.	12/20/29	1.000%(Q)		5,300	1.146%	(19,832)	(76,753)	56,921	BARC
Morgan Stanley	06/20/26	1.000%(Q)		3,726	0.244%	8,295	4,274	4,021	JPM
National Bank of Canada	12/20/26	1.000%(Q)		1,367	0.265%	8,005	6,358	1,647	CITI
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		4,786	0.252%	10,600	4,919	5,681	BARC
Pacific Life	08/20/35	2.500%(Q)		1,000	2.890%	(25,078)	(3)	(25,075)	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		779	*	2,978	—	2,978	GSI
Petroleos Mexicanos	06/20/26	1.000%(T)		855	1.379%	542	(481)	1,023	BARC
Petroleos Mexicanos	06/20/26	1.000%(Q)		700	1.379%	444	(593)	1,037	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		330	1.379%	209	(205)	414	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		290	1.379%	184	(225)	409	BARC
Republic of Argentina	06/20/26	5.000%(Q)		9,000	1.182%	100,643	(17,398)	118,041	MSI
Republic of Argentina	06/20/26	5.000%(Q)		2,015	1.182%	22,533	(4,421)	26,954	MSI
Republic of Argentina	12/20/26	5.000%(Q)		3,000	1.438%	85,394	(20,019)	105,413	MSI
Republic of Chile	06/20/28	1.000%(Q)		560	0.219%	9,717	7,404	2,313	BARC
Republic of Columbia	12/20/26	1.000%(Q)		1,523	0.707%	4,615	1,881	2,734	BARC
Republic of Ecuador	12/20/27	5.000%(Q)		8,000	2.214%	398,608	(44,996)	443,604	GSI
Republic of Ecuador	12/20/28	5.000%(Q)		1,500	2.964%	83,361	(17,866)	101,227	GSI
Republic of Ecuador	06/20/29	5.000%(Q)		1,600	3.160%	93,040	(26,208)	119,248	GSI
Republic of El Salvador	06/20/31	1.000%(Q)		3,153	3.112%	(283,898)	(367,512)	83,614	BARC
Republic of France	12/20/26	0.250%(Q)		5,258	*	8,039	5,040	2,999	BARC
Republic of France	06/20/27	0.250%(Q)		1,625	0.079%	3,601	2,249	1,352	BARC
Republic of France	12/20/30	0.250%(Q)		3,015	0.261%	(513)	(17,185)	16,672	BARC
Republic of Italy	06/20/26	1.000%(Q)		9,222	0.051%	23,030	12,543	10,487	BARC
Republic of Italy	06/20/26	—%(Q)		6,231	0.051%	(450)	(618)	168	BARC
Republic of Italy	06/20/26	1.000%(Q)		2,797	0.051%	6,985	3,802	3,183	BARC
Republic of Italy	06/20/26	—%(Q)		1,296	0.051%	(94)	(202)	108	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		800	1.434%	(3,006)	(1,368)	(1,638)	BARC
Republic of Panama	06/20/26	1.000%(Q)		1,186	0.364%	2,441	810	1,631	CITI
Republic of Panama	06/20/27	1.000%(Q)		10,084	0.438%	75,417	61,990	13,427	CITI
Republic of Panama	06/20/27	1.000%(Q)		118	0.438%	883	754	129	BARC
Republic of Panama^	03/20/29	1.000%(Q)		5,440	*	10,735	(2,958)	13,693	DB
Republic of Peru	06/20/28	1.000%(Q)		674	0.355%	9,785	7,368	2,417	BARC
Republic of Romania	12/20/26	1.000%(Q)		328	0.624%	1,168	1,023	145	BOA
Republic of Serbia	06/20/29	1.000%(Q)		520	0.986%	818	(6,674)	7,492	BARC

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Serbia	12/20/30	1.000%(Q)		789	1.341%	$(10,337)	$(8,271)	$(2,066)	BARC
Siemens AG	06/20/26	1.000%(Q)	EUR	2,175	0.092%	6,245	3,256	2,989	GSI
Siemens AG	06/20/26	1.000%(Q)	EUR	1,781	0.092%	5,114	2,946	2,168	JPM
Simon Property Group LP	06/20/26	1.000%(Q)		1,980	0.110%	4,780	630	4,150	GSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		2,547	0.087%	17,831	14,198	3,633	MSI
Slovak Republic	12/20/27	1.000%(Q)		1,170	0.182%	16,712	15,414	1,298	BARC
Socialist Republic of Vietnam	12/20/27	1.000%(Q)		2,900	0.397%	31,319	27,750	3,569	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		2,915	1.216%	2,514	(2,037)	4,551	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		1,589	0.161%	10,367	8,256	2,111	MSI
State of Qatar	12/20/26	1.000%(Q)		1,665	0.152%	10,960	9,183	1,777	BARC
Stellantis NV	06/20/26	1.000%(Q)	EUR	2,437	0.307%	6,129	3,264	2,865	BARC
Stellantis NV	12/20/26	1.000%(Q)	EUR	1,968	0.293%	13,190	10,811	2,379	BARC
TotalEnergies Capital SA	06/20/26	—%(T)	EUR	1,608	0.080%	(214)	(213)	(1)	BARC
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	2,361	0.088%	19,487	16,439	3,048	JPM
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	5,935	0.135%	3,163	1,286	1,877	BARC
UniCredit SpA	06/20/26	1.000%(T)	EUR	707	0.098%	2,022	1,028	994	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		1,790	0.142%	4,242	1,828	2,414	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		680	0.199%	1,557	391	1,166	GSI
Verizon Communications, Inc.	06/20/27	1.000%(Q)		2,370	0.272%	22,141	19,144	2,997	GSI
Wells Fargo & Co.	06/20/26	1.000%(Q)		3,545	0.207%	8,080	4,217	3,863	JPM
Wells Fargo & Co.	06/20/26	1.000%(Q)		3,167	0.207%	7,219	3,768	3,451	JPM
Wells Fargo & Co.	06/20/27	1.000%(Q)		2,000	0.264%	18,870	15,704	3,166	GSI

						$1,205,681	$(68,574)	$1,274,255

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	50,000	0.233%	$805,422	$852,350	$46,928

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 79

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at April 30, 2026:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,883	3.100%(A)	EUR	4,500	1 Day SOFR(A)	JPM	09/27/29	$(387,368)	$—	$(387,368)

Interest rate swap agreements outstanding at April 30, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	16,155	05/20/36	3.010	%(S)	1 Day CORRA(2)(S)/ 2.300%	$—	$(309,293)	$(309,293)
CHF	4,200	02/23/36	0.480	%(A)	1 Day SARON(2)(A)/ (0.047)%	—	(53,605)	(53,605)
GBP	2,090	05/08/26	1.000	%(A)	1 Day SONIA(1)(A)/ 3.730%	(28,953)	85,908	114,861
GBP	15,780	05/08/27	1.050	%(A)	1 Day SONIA(1)(A)/ 3.730%	1,652,770	1,328,295	(324,475)
GBP	8,590	05/08/30	3.950	%(A)	1 Day SONIA(1)(A)/ 3.730%	(120,808)	141,917	262,725
GBP	5,965	02/19/46	4.423	%(A)	1 Day SONIA(2)(A)/ 3.730%	(151)	(481,641)	(481,490)
JPY	1,440,000	02/24/46	2.530	%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(493,728)	(493,728)
JPY	790,000	03/02/46	2.569	%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(242,313)	(242,313)
MXN	258,660	02/28/31	7.348	%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(292,624)	(292,624)
MXN	152,050	02/25/33	7.566	%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(219,271)	(219,271)
NZD	19,980	02/23/36	4.014	%(S)	3 Month BBR(2)(Q)/ 2.630%	—	(305,288)	(305,288)
	45,000	05/13/26	4.735	%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(300,481)	(300,481)
	12,090	09/25/26	4.699	%(A)	1 Day SOFR(1)(A)/ 3.660%	2,236	(95,589)	(97,825)
	350,000	02/11/27	4.500	%(A)	1 Day SOFR(1)(A)/ 3.660%	(4,017,449)	(2,724,908)	1,292,541
	16,000	05/11/27	0.700	%(A)	1 Day SOFR(1)(A)/ 3.660%	1,776,548	1,021,959	(754,589)
	10,000	12/15/27	3.709	%(A)	1 Day SOFR(1)(A)/ 3.660%	—	5,027	5,027
	91,780	01/28/29	4.110	%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(1,098,279)	(1,098,279)
	148,000	02/11/29	4.250	%(A)	1 Day SOFR(1)(A)/ 3.660%	(4,028,191)	(2,365,588)	1,662,603
	16,608	05/26/36	3.672	%(A)	1 Day SOFR(1)(A)/ 3.660%	—	376,583	376,583
	41,330	12/20/44	3.995	%(A)	1 Day SOFR(2)(A)/ 3.660%	—	(1,130,267)	(1,130,267)
	24,771	11/15/52	3.927	%(A)	1 Day SOFR(1)(A)/ 3.660%	—	1,170,063	1,170,063
	3,375	05/11/54	1.350	%(A)	1 Day SOFR(1)(A)/ 3.660%	1,540,576	1,691,441	150,865
	42,715	12/14/54	3.136	%(A)	1 Day SOFR(1)(A)/ 3.660%	624,695	1,658,887	1,034,192
	6,930	12/16/54	3.719	%(A)	1 Day SOFR(1)(A)/ 3.660%	53,717	566,886	513,169
	31,500	12/20/54	3.825	%(A)	1 Day SOFR(1)(A)/ 3.660%	—	2,007,670	2,007,670
	13,780	01/15/55	4.130	%(A)	1 Day SOFR(1)(A)/ 3.660%	(252,471)	165,280	417,751

						$(2,797,481)	$107,041	$2,904,522

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:
			Unrealized	Unrealized
	Premiums Paid	Premiums Received	Appreciation	Depreciation
OTC Swap Agreements	$799,811	$(878,603)	$3,151,938	$(2,560,055)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$33,572,178

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$30,284,814	$—
Collateralized Loan Obligations	—	508,356,340	—
Consumer Loans	—	54,232,311	—
Credit Cards	—	5,020,225	—
Equipment.	—	21,945,031	—
Home Equity Loans	—	49,003,105	—
Other.	—	40,354,227	—
Residential Mortgage-Backed Securities	—	17,842,634	1
Student Loans	—	1,841,544	—
Commercial Mortgage-Backed Securities	—	186,808,148	—
Corporate Bonds	—	745,051,291	2,157,964
Floating Rate and Other Loans	—	50,108,529	20,631,418
Municipal Bonds	—	6,494,656	—
Residential Mortgage-Backed Securities	—	166,578,664	5,248,229
Sovereign Bonds	—	178,600,476	—
U.S. Government Agency Obligations.	—	114,630,234	—
U.S. Treasury Obligations	—	847,832,328	—
Affiliated Exchange-Traded Funds
Fixed Income.	325,664,445	—	—
Common Stocks.	2,111,001	4,862,345	—
Preferred Stocks	—	3,593,777	716,649
Option Purchased	—	74,884	—
Warrants	—	1	—
Short-Term Investments
Affiliated Mutual Funds	86,630,142	—	—
Options Purchased	—	1,916,505	—

Total	$414,405,588	$3,035,432,069	$28,754,261

Liabilities
Long-Term Investments
Options Written	$—	$(34,967)	$—
Short-Term Investments
Options Written	$—	$(1,963,486)	$—

Total	$—	$(1,998,453)	$—

Other Financial Instruments*
Assets
Unfunded Loan Commitments.	$—	$— ***	$3,000
Unfunded Preferred Stock Commitment	—	—	—	**

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund  81

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Futures Contracts	$12,115,311	$—	$—
OTC Forward Foreign Currency Exchange Contracts.	—	6,653,280	—
OTC Packaged Credit Default Swap Agreements	—	1,839,106	—
Centrally Cleared Credit Default Swap Agreement	—	46,928	—
OTC Credit Default Swap Agreements	—	1,590,752	44,835
Centrally Cleared Interest Rate Swap Agreements	—	9,008,050	—

Total	$12,115,311	$19,138,116	$47,835

Liabilities
Unfunded Loan Commitments.	$—	$—	$(1,280)
Futures Contracts	(286,113)	—	—
OTC Forward Foreign Currency Exchange Contracts.	—	(2,676,573)	—
OTC Packaged Credit Default Swap Agreements	—	(1,699,639)	—
OTC Credit Default Swap Agreements	—	(874,595)	—
OTC Currency Swap Agreement	—	(387,368)	—
Centrally Cleared Interest Rate Swap Agreements	—	(6,103,528)	—

Total	$(286,113)	$(11,741,703)	$(1,280)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments and unfunded preferred stock commitment, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts, centrally cleared swap contracts, unfunded loan commitments and unfunded preferred stock commitment are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.
***	Includes Level 2 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2026 were as follows:

U.S. Treasury Obligations	24.3%
Collateralized Loan Obligations	14.6
Affiliated Exchange-Traded Funds	9.4
Residential Mortgage-Backed Securities	5.4
Commercial Mortgage-Backed Securities	5.4
Sovereign Bonds	5.1
U.S. Government Agency Obligations	3.3
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	2.5
Banks	2.3
Telecommunications	2.2
Retail	1.8
Consumer Loans	1.6
Oil & Gas	1.4
Home Equity Loans	1.4
Electric	1.2
Other	1.2
Chemicals	1.1
Pipelines	1.1
Media	1.1
Auto Manufacturers	1.0
Automobiles	0.9
Diversified Financial Services	0.9
Mining	0.7
Equipment	0.6
Foods	0.6
Engineering & Construction	0.6
Internet	0.5
Commercial Services	0.4
Insurance	0.4
Aerospace & Defense	0.4
Real Estate Investment Trusts (REITs)	0.4

Airlines	0.4%
Leisure Time	0.3
Auto Parts & Equipment	0.3
Pharmaceuticals	0.3
Entertainment	0.3
Iron/Steel	0.3
Holding Companies-Diversified	0.3
Healthcare-Services	0.3
Real Estate	0.3
Lodging	0.2
Healthcare-Products	0.2
Home Builders	0.2
Agriculture	0.2
Municipal Bonds	0.2
Packaging & Containers	0.2
Trucking & Leasing	0.2
Machinery-Diversified	0.2
Office/Business Equipment	0.2
Metal Fabricate/Hardware	0.1
Software	0.1
Credit Cards	0.1
Transportation	0.1
Building Materials	0.1
Wireless Telecommunication Services	0.1
Consumer Staples Distribution & Retail	0.1
Semiconductors	0.1
Forest Products & Paper	0.1
Education	0.1
Environmental Control	0.1
Apparel	0.1
Coal	0.1
Oil, Gas & Consumable Fuels	0.1

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Industry Classification (continued):

Options Purchased	0.0	*%
Student Loans	0.0	*
Multi-National	0.0	*
Computers	0.0	*
Gas	0.0	*
Housewares	0.0	*
Gas Utilities	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Electrical Components & Equipment	0.0	*
Home Furnishings	0.0	*
Oil & Gas Services	0.0	*

Interactive Media & Services	0.0	*%
	99.8
Options Written	(0.0	)*
Other assets in excess of liabilities	0.2

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
	Due from/to broker-variation
Credit contracts	margin swaps	$46,928	*	—	$—
	Premiums paid for OTC swap			Premiums received for OTC
Credit contracts	agreements	799,811		swap agreements	878,603
				Options written outstanding,
Credit contracts	Unaffiliated investments	420,510		at value	367,908
	Unrealized appreciation on			Unrealized depreciation on
Credit contracts	OTC swap agreements	3,151,938		OTC swap agreements	2,172,687
				Options written outstanding,
Foreign exchange contracts	Unaffiliated investments	442,679		at value	442,665
	Unrealized appreciation on			Unrealized depreciation on
	OTC forward foreign currency			OTC forward foreign currency
Foreign exchange contracts	exchange contracts	6,653,280		exchange contracts	2,676,573
	Due from/to broker-variation			Due from/to broker-variation
Interest rate contracts	margin futures	12,115,311	*	margin futures	286,113	*
	Due from/to broker-variation			Due from/to broker-variation
Interest rate contracts	margin swaps	9,008,050	*	margin swaps	6,103,528	*
				Options written outstanding,
Interest rate contracts	Unaffiliated investments	1,128,200		at value	1,187,880
				Unrealized depreciation on
Interest rate contracts	—	—		OTC swap agreements	387,368

		$33,766,707			$14,503,325

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 83

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(180,459)	$1,398,932	$—	$—	$(1,030,998)
Foreign exchange contracts	(1,453,771)	4,520,277	—	(7,296,807)	—
Interest rate contracts.	(29,922)	23,004	1,233,731	—	8,360,473

Total.	$(1,664,152)	$5,942,213	$1,233,731	$(7,296,807)	$7,329,475

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$135,582	$(197,276)	$—	$—	$2,204,756
Foreign exchange contracts	216,003	(955,545)	—	(571,947)	—
Interest rate contracts	627,118	(726,370)	12,125,992	—	977,213

Total	$978,703	$(1,879,191)	$12,125,992	$(571,947)	$3,181,969

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$1,293,560
Options Written (2)	920,747,882
Futures Contracts - Long Positions (2)	761,047,559
Futures Contracts - Short Positions (2)	1,242,616,683
Forward Foreign Currency Exchange Contracts - Purchased (3)	353,185,423
Forward Foreign Currency Exchange Contracts - Sold (3)	766,238,833
Cross Currency Exchange Contracts (4)	1,645,872
Credit Default Swap Agreements - Buy Protection (2)	200,730,808
Credit Default Swap Agreements - Sell Protection (2)	370,786,931
Currency Swap Agreements (2)	4,627,667
Interest Rate Swap Agreements (2)	747,061,632
Total Return Swap Agreements (2)	229,095,404

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$19,882,763	$(19,882,763)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$650,516	$(927,239)	$(276,723)	$276,723	$—
BNP	611,333	(808,065)	(196,732)	196,732	—
BOA	2,539,101	(2,141,966)	397,135	(325,316)	71,819
CITI	794,702	(1,472,939)	(678,237)	675,733	(2,504)
DB	963,121	(114,699)	848,422	(746,475)	101,947
GSI	1,238,551	(387,259)	851,292	—	851,292
HSBC	1,274,004	(249,397)	1,024,607	(940,713)	83,894
JPM	657,235	(736,500)	(79,265)	9,290	(69,975)
MSI	891,725	(586,359)	305,366	(305,366)	—
RBC	632,230	(150,446)	481,784	(389,761)	92,023
SCB	58,604	(5,101)	53,503	—	53,503
SSB	893,225	—	893,225	(893,225)	—
TD	564,120	(384,364)	179,756	(179,756)	—
UAG	827,951	(149,350)	678,601	(678,601)	—

	$12,596,418	$(8,113,684)	$4,482,734	$(3,300,735)	$1,181,999

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 85

PGIM Absolute Return Bond Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value, including securities on loan of $19,882,763:
Unaffiliated investments (cost $3,053,210,721)	$3,066,297,331
Affiliated investments (cost $413,128,351)	412,294,587
Cash	3,593
Foreign currency, at value (cost $22,306,370)	22,335,175
Dividends and interest receivable	29,769,805
Receivable for investments sold	22,552,572
Unrealized appreciation on OTC forward foreign currency exchange contracts	6,653,280
Receivable for Fund shares sold	4,132,390
Unrealized appreciation on OTC swap agreements	3,151,938
Premiums paid for OTC swap agreements	799,811
Unrealized appreciation on unfunded loan commitments	3,000
Prepaid expenses	8,240

Total Assets	3,568,001,722

Liabilities
Payable for investments purchased	44,167,711
Payable to broker for collateral for securities on loan	20,440,497
Payable for Fund shares purchased	6,323,739
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,676,573
Unrealized depreciation on OTC swap agreements	2,560,055
Options written outstanding, at value (premiums received $1,089,813)	1,998,453
Management fee payable	1,609,760
Due to broker—variation margin futures	1,242,605
Accrued expenses and other liabilities	896,674
Premiums received for OTC swap agreements	878,603
Dividends and Distributions payable	636,745
Due to broker—variation margin swaps	318,077
Distribution fee payable	89,245
Affiliated transfer agent fee payable	3,528
Unrealized depreciation on unfunded loan commitment	1,280
Trustees’ fees payable	530

Total Liabilities	83,844,075

Net Assets	$3,484,157,647

Net assets were comprised of:
Shares of beneficial interest, at par	$380,017
Paid-in capital in excess of par	3,701,904,192
Total distributable earnings (loss)	(218,126,562)

Net assets, April 30, 2026	$3,484,157,647

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A
Net asset value and redemption price per share, ($ 200,478,207 ÷ 21,952,285 shares of beneficial interest issued and outstanding)	$9.13
Maximum sales charge (3.25% of offering price)	0.31

Maximum offering price to public	$9.44

Class C
Net asset value, offering price and redemption price per share, ($ 59,527,557 ÷ 6,498,057 shares of beneficial interest issued and outstanding)	$9.16

Class Z
Net asset value, offering price and redemption price per share, ($ 3,031,132,563 ÷ 330,416,270 shares of beneficial interest issued and outstanding)	$9.17

Class R6
Net asset value, offering price and redemption price per share, ($ 193,019,320 ÷ 21,150,737 shares of beneficial interest issued and outstanding)	$9.13

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 87

PGIM Absolute Return Bond Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Income
Interest income (net of $40,591 foreign withholding tax)	$85,160,994
Affiliated dividend income	8,492,566
Affiliated income from securities lending, net	48,462
Unaffiliated dividend income	14,455

Total income	93,716,477

Expenses
Management fee	9,933,539
Distribution fee(a)	543,632
Transfer agent’s fees and expenses (including affiliated expense of $8,136)(a)	1,742,551
Custodian and accounting fees	149,309
Registration fees(a)	98,289
Shareholders’ reports	71,949
SEC registration fees	53,757
Audit fee	37,641
Professional fees	27,367
Trustees’ fees	24,868
Miscellaneous	38,987

Total expenses	12,721,889
Less: Fee waiver and/or expense reimbursement(a)	(261,373)

Net expenses	12,460,516

Net investment income (loss)	81,255,961

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,646))	3,094,018
Affiliated net capital gain distributions received	7,671
Futures transactions	1,233,731
Forward and cross currency contract transactions	(7,296,807)
Options written transactions	5,942,213
Swap agreement transactions	7,329,475
Foreign currency transactions	7,088,187

17,398,488

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,691,408))	(27,630,630)
Futures	12,125,992
Forward and cross currency contracts	(571,947)
Options written	(1,879,191)
Swap agreements	3,181,969
Foreign currencies	(231,188)
Unfunded loan commitment	(7,457)

(15,012,452)

Net gain (loss) on investment and foreign currency transactions	2,386,036

Net Increase (Decrease) In Net Assets Resulting From Operations	$83,641,997

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	252,528	291,104	—	—
Transfer agent’s fees and expenses	64,108	20,413	1,655,079	2,951
Registration fees	14,882	9,585	59,685	14,137
Fee waiver and/or expense reimbursement	(15,485)	(4,469)	(226,929)	(14,490)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$81,255,961	$159,169,643
Net realized gain (loss) on investment and foreign currency transactions	17,398,488	(2,557,302)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(15,012,452)	19,086,614

Net increase (decrease) in net assets resulting from operations	83,641,997	175,698,955

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,984,291)	(8,085,490)
Class C	(1,210,153)	(1,953,616)
Class Z	(76,115,909)	(132,061,332)
Class R6	(4,935,417)	(7,285,626)

	(87,245,770)	(149,386,064)

Tax return of capital distributions
Class A	—	(886,704)
Class C	—	(214,245)
Class Z	—	(14,482,642)
Class R6	—	(798,986)

	—	(16,382,577)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	637,391,947	2,039,855,137
Net asset value of shares issued in reinvestment of dividends and distributions	82,698,608	156,252,725
Cost of shares purchased	(702,605,778)	(1,443,721,245)

Net increase (decrease) in net assets from Fund share transactions	17,484,777	752,386,617

Total increase (decrease)	13,881,004	762,316,931

Net Assets:
Beginning of period	3,470,276,643	2,707,959,712

End of period	$3,484,157,647	$3,470,276,643

See Notes to Financial Statements.

PGIM Real Estate Income Fund 89

PGIM Absolute Return Bond Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.14		$9.11	$8.87	$8.79	$9.22	$8.94
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.43	0.47	0.41	0.22	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	-	(b)	0.04	0.28	0.14	(0.43)	0.30
Total from investment operations	0.21		0.47	0.75	0.55	(0.21)	0.51
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.39)	(0.51)	(0.45)	(0.22)	(0.22)
Tax return of capital distributions	-		(0.05)	-	(0.02)	-	(0.01)
Total dividends and distributions	(0.22)		(0.44)	(0.51)	(0.47)	(0.22)	(0.23)
Net asset value, end of period	$9.13		$9.14	$9.11	$8.87	$8.79	$9.22
Total Return(c):	2.36%		5.33%	8.60%	6.45%	(2.30)%	5.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$200,478		$205,543	$155,240	$106,045	$94,351	$109,630
Average net assets (000)	$203,696		$184,561	$125,443	$100,819	$97,005	$98,531
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.92	%(e)	0.94%	0.95%	0.98%	0.98%	0.97%
Expenses before waivers and/or expense reimbursement	0.94	%(e)	0.95%	0.95%	0.98%	0.98%	0.97%
Net investment income (loss)	4.58	%(e)	4.66%	5.21%	4.64%	2.46%	2.32%
Portfolio turnover rate(f)(g)	68%		102%	77%	156%	30%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$9.17		$9.14	$8.89	$8.82	$9.25	$8.97
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.36	0.40	0.34	0.15	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.01		0.04	0.28	0.13	(0.43)	0.29
Total from investment operations	0.18		0.40	0.68	0.47	(0.28)	0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.32)	(0.43)	(0.38)	(0.15)	(0.15)
Tax return of capital distributions	-		(0.05)	-	(0.02)	-	(0.01)
Total dividends and distributions	(0.19)		(0.37)	(0.43)	(0.40)	(0.15)	(0.16)
Net asset value, end of period	$9.16		$9.17	$9.14	$8.89	$8.82	$9.25
Total Return(b) :	1.97%		4.51%	7.85%	5.49%	(3.04)%	5.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$59,528		$57,554	$41,463	$25,851	$31,871	$42,635
Average net assets (000)	$58,703		$53,177	$32,094	$28,227	$36,300	$52,974
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	1.69	%(d)	1.71%	1.76%	1.78%	1.75%	1.73%
Expenses before waivers and/or expense reimbursement	1.71	%(d)	1.72%	1.76%	1.78%	1.75%	1.73%
Net investment income (loss)	3.81	%(d)	3.88%	4.39%	3.81%	1.67%	1.64%
Portfolio turnover rate(e)(f)	68%		102%	77%	156%	30%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund  91

PGIM Absolute Return Bond Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.18		$9.15	$8.91	$8.83	$9.26	$8.98
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.45	0.49	0.43	0.25	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	-	(b)	0.05	0.28	0.15	(0.44)	0.29
Total from investment operations	0.22		0.50	0.77	0.58	(0.19)	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.42)	(0.53)	(0.48)	(0.24)	(0.24)
Tax return of capital distributions	-		(0.05)	-	(0.02)	-	(0.01)
Total dividends and distributions	(0.23)		(0.47)	(0.53)	(0.50)	(0.24)	(0.25)
Net asset value, end of period	$9.17		$9.18	$9.15	$8.91	$8.83	$9.26
Total Return(c):	2.47%		5.55%	8.84%	6.71%	(2.03)%	5.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,031,133		$3,024,806	$2,384,670	$1,116,816	$1,108,186	$767,056
Average net assets (000)	$2,982,426		$2,886,452	$1,796,014	$1,020,990	$914,879	$833,908
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	0.71	%(e)	0.72%	0.73%	0.73%	0.72%	0.73%
Expenses before waivers and/or expense reimbursement	0.73	%(e)	0.73%	0.73%	0.74%	0.72%	0.73%
Net investment income (loss)	4.79	%(e)	4.88%	5.41%	4.83%	2.81%	2.64%
Portfolio turnover rate(f)(g)	68%		102%	77%	156%	30%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2026

				Year Ended October 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.14		$9.11	$8.86	$8.79	$9.21	$8.93
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.45	0.50	0.44	0.25	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.01		0.05	0.28	0.13	(0.42)	0.28
Total from investment operations	0.23		0.50	0.78	0.57	(0.17)	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.42)	(0.53)	(0.48)	(0.25)	(0.25)
Tax return of capital distributions	—		(0.05)	—	(0.02)	—	(0.01)
Total dividends and distributions	(0.24)		(0.47)	(0.53)	(0.50)	(0.25)	(0.26)
Net asset value, end of period	$9.13		$9.14	$9.11	$8.86	$8.79	$9.21
Total Return(b):	2.52%		5.65%	9.06%	6.69%	(1.87)%	6.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$193,019		$182,374	$126,586	$62,859	$62,579	$60,135
Average net assets (000)	$189,992		$156,429	$92,444	$60,732	$60,251	$97,518
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.61	%(d)	0.62%	0.64%	0.65%	0.65%	0.64%
Expenses before waivers and/or expense reimbursement	0.63	%(d)	0.63%	0.64%	0.65%	0.65%	0.64%
Net investment income (loss)	4.89	%(d)	4.96%	5.49%	4.95%	2.82%	2.79%
Portfolio turnover rate(e)(f)	68%		102%	77%	156%	30%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund  93

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Quant Solutions Large-Cap Core Fund, PGIM Real Estate Income Fund, PGIM Select Real Estate Fund and PGIM Absolute Return Bond Fund (each, a “Fund” and collectively, the “Funds”). Each Portfolio is a non-diversified portfolio for purposes of the 1940 Act, except for PGIM Quant Solutions Large-Cap Core Fund and PGIM Absolute Return Bond Fund, which are diversified portfolios for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Quant Solutions Large-Cap Core Fund (“Quant Solutions Large-Cap Core”)	Long-term growth of capital.
PGIM Real Estate Income Fund (“Real Estate Income”)	Income and capital appreciation.
PGIM Select Real Estate Fund (“Select Real Estate”)	Income and capital appreciation.
PGIM Absolute Return Bond Fund (“Absolute Return Bond”)	to seek positive returns over the long term, regardless of market conditions

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services - Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Funds’ valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices,

Notes to Financial Statements (unaudited) (continued)

spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure.

The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Funds entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by

Notes to Financial Statements (unaudited) (continued)

receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: Certain Funds entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Notes to Financial Statements (unaudited) (continued)

Warrants: Certain Funds held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgoes principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Quant Solutions Large-Cap Core:

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

Real Estate and Select Real Estate:

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

Absolute Return Bond:

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services. The Manager has entered into subadvisory with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”).

The Manager pays for the services of each subadviser.

Fund	Subadviser(s)

Quant Solutions Large-Cap Core	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.)

Real Estate Income	PGIM Real Estate (a business unit of PGIM, Inc.); PGIM Real Estate (UK) Limited (an indirect wholly-owned subsidiary of PGIM, Inc.)

Select Real Estate	PGIM Real Estate (a business unit of PGIM, Inc.); PGIM Real Estate (UK) Limited (an indirect wholly-owned subsidiary of PGIM, Inc.)

Absolute Return Bond	PGIM Credit (an investment group of PGIM, Inc.) Effective April 8, 2026, PGIM Fixed Income was renamed PGIM Credit. PGIM Credit continues to be an investment group of PGIM, Inc.; PGIM Limited

Notes to Financial Statements (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Quant Solutions Large-Cap Core	0.35% of average daily net assets up to and including $5 billion; 0.34% of average daily net assets over $5 billion.	0.35%

Real Estate Income	0.80% on average daily net assets up to and including $1 billion; 0.78% on the next $2 billion of average daily net assets; 0.76% on the next $2 billion of average daily net asset; 0.75% on the next $5 billion of average daily net assets; 0.74% on average daily net assets exceeding $10 billion.	0.80

Select Real Estate	0.80% on average daily net assets up to and including $1 billion; 0.78% on the next $2 billion of average daily net assets; 0.76% on the next $2 billion of average daily net asset; 0.75% on the next $5 billion of average daily net assets; 0.74% on average daily net assets exceeding $10 billion.	0.80

Absolute Return Bond	0.590% of average daily net assets up to $2.5 billion; 0.565% of average daily net assets from $2.5 billion to $5 billion; 0.540% of average daily net assets over $5 billion.	0.58

The Manager has contractually agreed, through February 28, 2027, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Fund	Fund Expense Limitation*	Class Expense Limitation

Quant Solutions Large-Cap Core - Class A	0.35%	0.72%

Quant Solutions Large-Cap Core - Class C	0.35	1.44

Quant Solutions Large-Cap Core - Class Z	0.35	—

Quant Solutions Large-Cap Core - Class R6	0.35	—

Real Estate Income - Class A	—	1.35

Real Estate Income - Class C	—	2.10

Real Estate Income - Class Z	—	1.10

Real Estate Income - Class R6	—	1.10

Select Real Estate - Class A	—	1.30

Select Real Estate - Class C	—	2.05

Select Real Estate - Class Z	—	1.05

Select Real Estate - Class R6	—	1.05

Absolute Return Bond - Class A	—	—

Absolute Return Bond - Class C	—	—

Absolute Return Bond - Class Z	—	0.73

Absolute Return Bond - Class R6	—	0.70

* Expense limitation excludes distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2027 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee

Quant Solutions Large-Cap Core - Class A	0.30%	0.25%

Quant Solutions Large-Cap Core - Class C	1.00	1.00

Quant Solutions Large-Cap Core - Class Z	N/A	N/A

Quant Solutions Large-Cap Core - Class R6	N/A	N/A

Real Estate Income - Class A	0.30	0.25

Real Estate Income - Class C	1.00	1.00

Real Estate Income - Class Z	N/A	N/A

Real Estate Income - Class R6	N/A	N/A

Select Real Estate - Class A	0.30	0.25

Select Real Estate - Class C	1.00	1.00

Select Real Estate - Class Z	N/A	N/A

Select Real Estate - Class R6	N/A	N/A

Absolute Return Bond - Class A	0.25	0.25

Absolute Return Bond - Class C	1.00	1.00

Absolute Return Bond - Class Z	N/A	N/A

Absolute Return Bond - Class R6	N/A	N/A

For the reporting period ended April 30, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC

Quant Solutions Large-Cap Core - Class A	$95,218	$31

Quant Solutions Large-Cap Core - Class C	—	219

Real Estate Income - Class A	1,292	—

Real Estate Income - Class C	—

Select Real Estate - Class A	2,881	—

Select Real Estate - Class C	—	400

Absolute Return Bond - Class A	83,588	14,938

Absolute Return Bond - Class C	—	1,533

PGIM Investments, PGIM, Inc., PGIM Limited, PGIM Real Estate (UK) Limited, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and

Notes to Financial Statements (unaudited) (continued)

managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Quant Solutions Large-Cap Core	$ 512,981,966	$ 563,310,578

Real Estate Income	23,696,218	24,221,628
Select Real Estate	138,619,534	130,323,117
Absolute Return Bond	1,897,426,492	2,005,890,316

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2026, is presented as follows:

Quant Solutions Large-Cap Core:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$16,876,087	$81,034,544	$84,077,458	$—	$—	$13,833,173	13,833,173	$260,113		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wb)

574,298	5,456,840	6,031,139	—	1	—	—	2,352	(1)	—

$17,450,385	$86,491,384	$90,108,597	$—	$1	$13,833,173		$262,465		$—

Real Estate Income:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$ 1,917	$9,345,892	$9,079,764	$—	$—	$268,045	268,045	$7,982		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wb)

1,669,386	2,170,388	3,839,596	(2)	(176)	—	—	1,609	(1)	—

$1,671,303	$11,516,280	$12,919,360	$(2)	$(176)	$268,045		$9,591		$—

Select Real Estate:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$2,271,662	$45,444,536	$45,222,429	$—	$—	$2,493,769	2,493,769	$44,365		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wb)

3,876,015	13,254,388	17,130,347	(5)	(51)	—	—	4,047	(1)	—

$6,147,677	$58,698,924	$62,352,776	$(5)	$(51)	$2,493,769		$48,412		$—

Absolute Return Bond:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF

$116,607,858	$45,448,329	$—	$ (492,687)	$—	$161,563,500	3,150,000	$3,585,479		$—

PGIM Active High Yield Bond ETF

11,563,500	—	—	(156,000)	—	11,407,500	325,000	439,585		—

PGIM Corporate Bond 0-5 Year ETF

—	23,970,510	—	(203,885)	—	23,766,625	475,000	309,844		1,571

PGIM Corporate Bond 5-10 Year ETF

3,821,993	6,345,440	—	(169,613)	—	9,997,820	200,000	211,027		6,100

PGIM Floating Rate Income ETF

2,496,550	—	—	(33,550)	—	2,463,000	50,000	94,790		—

PGIM Ultra Short Bond ETF

117,100,500	—	—	(634,500)	—	116,466,000	2,350,000	3,072,813		—

$251,590,401	$75,764,279	$—	$(1,690,235)	$—	$325,664,445		$7,713,538		$7,671

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wa)

22,257,829	658,967,891	615,115,113	—	—	66,110,607	66,110,607	779,028		—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wa)

28,166,679	131,039,622	138,683,947	(1,173)	(1,646)	20,519,535	20,531,855	48,462	(1)	—

$50,424,508	$790,007,513	$753,799,060	$ (1,173)	$(1,646)	$86,630,142		$827,490		$ —

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Quant Solutions Large-Cap Core	$ 612,306,467	$423,009,324	$(22,266,998)	$400,742,326

Real Estate Income	54,957,968	6,171,834	(1,057,714)	5,114,120

Select Real Estate	195,839,514	49,082,329	(3,880,951)	45,201,378

Absolute Return Bond	3,467,369,446	84,240,145	(55,743,960)	28,496,185

The difference between GAAP and tax basis were primarily attributable to deferred losses on wash sales, mark-to-market of futures and options contracts, and investments in passive foreign investment companies.

Notes to Financial Statements (unaudited) (continued)

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Quant Solutions Large-Cap Core	$—	$—

Real Estate Income	—	—

Select Real Estate	57,390,000	—

Absolute Return Bond	240,775,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Quant Solutions Large-Cap Core–Class R6	3,645,448	66.8%

Real Estate Income–Class C	133	0.5

Real Estate Income–Class R6	4,326,004	93.7

Select Real Estate–Class C	1,350	1.0

Select Real Estate–Class R6	730,913	61.0

Absolute Return Bond–Class Z	35,311	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Quant Solutions Large-Cap Core	1	8.6%

Real Estate Income	1	56.4

Select Real Estate	—	—

Absolute Return Bond	—	—

Unaffiliated:

Quant Solutions Large-Cap Core	2	46.2

Real Estate Income	1	31.2

Select Real Estate	4	82.2

Absolute Return Bond	8	84.9

Transactions in shares of beneficial interest were as follows:

Quant Solutions Large-Cap Core:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2026:

Shares sold	251,806	$5,633,920

Shares issued in reinvestment of dividends and distributions	2,587,717	56,282,856

Shares purchased	(2,695,010)	(62,054,454)

Net increase (decrease) in shares outstanding before conversion	144,513	(137,678)

Shares issued upon conversion from other share class(es)	43,906	976,409

Shares purchased upon conversion into other share class(es)	(67,604)	(1,564,287)

Net increase (decrease) in shares outstanding	120,815	$ (725,556)

Year ended October 31, 2025:

Shares sold	560,639	$12,145,840

Shares issued in reinvestment of dividends and distributions	2,477,777	53,495,213

Shares purchased	(2,936,477)	(63,372,059)

Net increase (decrease) in shares outstanding before conversion	101,939	2,268,994

Shares issued upon conversion from other share class(es)	97,422	2,090,631

Shares purchased upon conversion into other share class(es)	(188,828)	(3,960,416)

Net increase (decrease) in shares outstanding	10,533	$399,209

Class C

Six months ended April 30, 2026:

Shares sold	38,539	$699,626

Shares issued in reinvestment of dividends and distributions	80,755	1,432,599

Shares purchased	(31,173)	(567,757)

Net increase (decrease) in shares outstanding before conversion	88,121	1,564,468

Shares purchased upon conversion into other share class(es)	(58,019)	(1,053,289)

Net increase (decrease) in shares outstanding	30,102	$511,179

Year ended October 31, 2025:

Shares sold	57,640	$1,030,862

Shares issued in reinvestment of dividends and distributions	83,827	1,513,072

Shares purchased	(132,541)	(2,369,701)

Net increase (decrease) in shares outstanding before conversion	8,926	174,233

Shares purchased upon conversion into other share class(es)	(117,624)	(2,110,698)

Net increase (decrease) in shares outstanding	(108,698)	$(1,936,465)

Class Z

Six months ended April 30, 2026:

Shares sold	1,840,231	$43,246,970

Shares issued in reinvestment of dividends and distributions	1,326,264	30,278,602

Shares purchased	(2,025,474)	(47,910,914)

Net increase (decrease) in shares outstanding before conversion	1,141,021	25,614,658

Shares issued upon conversion from other share class(es)	67,136	1,626,061

Shares purchased upon conversion into other share class(es)	(385)	(9,667)

Net increase (decrease) in shares outstanding	1,207,772	$27,231,052

Year ended October 31, 2025:

Shares sold	10,868,313	$258,526,032

Shares issued in reinvestment of dividends and distributions	1,133,869	25,546,062

Shares purchased	(3,386,965)	(77,207,827)

Net increase (decrease) in shares outstanding before conversion	8,615,217	206,864,267

Shares issued upon conversion from other share class(es)	1,545,730	37,637,119

Notes to Financial Statements (unaudited) (continued)

Quant Solutions Large-Cap Core (cont’d.):

Share Class	Shares	Amount

Shares purchased upon conversion into other share class(es)	(11,819)	$(268,410)

Net increase (decrease) in shares outstanding	10,149,128	$244,232,976

Class R6

Six months ended April 30, 2026:

Shares sold	696,783	$16,376,138

Shares issued in reinvestment of dividends and distributions	567,900	13,016,268

Shares purchased	(578,430)	(13,813,079)

Net increase (decrease) in shares outstanding before conversion	686,253	15,579,327

Shares issued upon conversion from other share class(es)	1,139	27,266

Shares purchased upon conversion into other share class(es)	(97)	(2,493)

Net increase (decrease) in shares outstanding	687,295	$15,604,100

Year ended October 31, 2025:

Shares sold	1,021,347	$22,280,247

Shares issued in reinvestment of dividends and distributions	489,166	11,060,046

Shares purchased	(9,174,383)	(222,787,622)

Net increase (decrease) in shares outstanding before conversion	(7,663,870)	(189,447,329)

Shares issued upon conversion from other share class(es)	22,482	517,595

Shares purchased upon conversion into other share class(es)	(1,369,981)	(33,905,821)

Net increase (decrease) in shares outstanding	(9,011,369)	$(222,835,555)

Real Estate Income:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2026:

Shares sold	8,299	$63,176

Shares issued in reinvestment of dividends and distributions	7,796	56,576

Shares purchased	(13,296)	(99,177)

Net increase (decrease) in shares outstanding before conversion	2,799	20,575

Shares issued upon conversion from other share class(es)	431

Net increase (decrease) in shares outstanding	2,803	$20,606

Year ended October 31, 2025:

Shares sold	72,089	$544,490

Shares issued in reinvestment of dividends and distributions	5,660	42,590

Shares purchased	(27,833)	(208,679)

Net increase (decrease) in shares outstanding before conversion	49,916	378,401

Shares issued upon conversion from other share class(es)	2,525	19,282

Net increase (decrease) in shares outstanding	52,441	$397,683

Class C

Six months ended April 30, 2026:

Shares sold	1,489	$11,500

Shares issued in reinvestment of dividends and distributions	1,369	9,926

Shares purchased	(1,740)	(12,910)

Net increase (decrease) in shares outstanding before conversion	1,118	8,516

Shares purchased upon conversion into other share class(es)	(4)	(31)

Net increase (decrease) in shares outstanding	1,114	$8,485

Year ended October 31, 2025:

Shares sold	18,634	$136,495

Shares issued in reinvestment of dividends and distributions	918	6,934

Real Estate Income (cont’d.):

Share Class	Shares	Amount

Shares purchased	(4,594)	$(34,222)

Net increase (decrease) in shares outstanding before conversion	14,958	109,207

Shares purchased upon conversion into other share class(es)	(2,878)	(21,889)

Net increase (decrease) in shares outstanding	12,080	$87,318

Class Z

Six months ended April 30, 2026:

Shares sold	667,426	$5,005,230

Shares issued in reinvestment of dividends and distributions	158,777	1,160,462

Shares purchased	(728,545)	(5,522,866)

Net increase (decrease) in shares outstanding	97,658	$642,826

Year ended October 31, 2025:

Shares sold	2,899,115	$22,629,487

Shares issued in reinvestment of dividends and distributions	131,904	998,288

Shares purchased	(1,142,859)	(8,582,436)

Net increase (decrease) in shares outstanding before conversion	1,888,160	15,045,339

Shares issued upon conversion from other share class(es)	429,257	3,513,295

Net increase (decrease) in shares outstanding	2,317,417	$18,558,634

Class R6

Six months ended April 30, 2026:

Shares sold	264,852	$1,969,235

Shares issued in reinvestment of dividends and distributions	256,611	1,865,319

Shares purchased	(421,355)	(3,169,510)

Net increase (decrease) in shares outstanding	100,108	$665,044

Year ended October 31, 2025:

Shares sold	1,103,956	$8,425,367

Shares issued in reinvestment of dividends and distributions	264,792	1,995,923

Shares purchased	(2,346,453)	(18,168,804)

Net increase (decrease) in shares outstanding before conversion	(977,705)	(7,747,514)

Shares purchased upon conversion into other share class(es)	(430,482)	(3,510,688)

Net increase (decrease) in shares outstanding	(1,408,187)	$(11,258,202)

Select Real Estate:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2026:

Shares sold	18,347	$266,293

Shares issued in reinvestment of dividends and distributions	2,167	30,211

Shares purchased	(42,822)	(594,571)

Net increase (decrease) in shares outstanding before conversion	(22,308)	(298,067)

Shares issued upon conversion from other share class(es)	2,571	38,402

Shares purchased upon conversion into other share class(es)	(440)	(6,002)

Net increase (decrease) in shares outstanding	(20,177)	$(265,667)

Year ended October 31, 2025:

Shares sold	19,632	$261,377

Shares issued in reinvestment of dividends and distributions	4,692	62,648

Shares purchased	(72,823)	(966,942)

Net increase (decrease) in shares outstanding before conversion	(48,499)	(642,917)

Shares issued upon conversion from other share class(es)	8,099	105,753

Notes to Financial Statements (unaudited) (continued)

Select Real Estate (cont’d.):

Share Class	Shares	Amount

Shares purchased upon conversion into other share class(es)	(3,615)	$(47,501)

Net increase (decrease) in shares outstanding	(44,015)	$(584,665)

Class C

Six months ended April 30, 2026:

Shares sold	15,594	$221,300

Shares issued in reinvestment of dividends and distributions	1,143	15,520

Shares purchased	(12,338)	(170,568)

Net increase (decrease) in shares outstanding before conversion	4,399	66,252

Shares purchased upon conversion into other share class(es)	(59)	(833)

Net increase (decrease) in shares outstanding	4,340	$65,419

Year ended October 31, 2025:

Shares sold	49,432	$651,151

Shares issued in reinvestment of dividends and distributions	1,648	21,740

Shares purchased	(32,132)	(401,137)

Net increase (decrease) in shares outstanding before conversion	18,948	271,754

Shares purchased upon conversion into other share class(es)	(8,258)	(107,052)

Net increase (decrease) in shares outstanding	10,690	$164,702

Class Z

Six months ended April 30, 2026:

Shares sold	3,056,842	$43,318,533

Shares issued in reinvestment of dividends and distributions	189,303	2,658,246

Shares purchased	(2,400,605)	(34,956,835)

Net increase (decrease) in shares outstanding before conversion	845,540	11,019,944

Shares issued upon conversion from other share class(es)	439	6,002

Shares purchased upon conversion into other share class(es)	(3,260)	(48,403)

Net increase (decrease) in shares outstanding	842,719	$10,977,543

Year ended October 31, 2025:

Shares sold	4,446,534	$59,898,921

Shares issued in reinvestment of dividends and distributions	312,534	4,184,416

Shares purchased	(3,922,499)	(51,636,140)

Net increase (decrease) in shares outstanding before conversion	836,569	12,447,197

Shares issued upon conversion from other share class(es)	5,579	74,568

Shares purchased upon conversion into other share class(es)	(1,553)	(20,827)

Net increase (decrease) in shares outstanding	840,595	$12,500,938

Class R6

Six months ended April 30, 2026:

Shares sold	470,790	$6,605,505

Shares issued in reinvestment of dividends and distributions	20,239	276,944

Shares purchased	(623,570)	(8,528,814)

Net increase (decrease) in shares outstanding before conversion	(132,541)	(1,646,365)

Shares issued upon conversion from other share class(es)	766	10,834

Net increase (decrease) in shares outstanding	(131,775)	$(1,635,531)

Year ended October 31, 2025:

Shares sold	450,185	$5,879,610

Shares issued in reinvestment of dividends and distributions	37,159	487,269

Shares purchased	(1,137,501)	(14,941,469)

Net increase (decrease) in shares outstanding before conversion	(650,157)	(8,574,590)

Shares purchased upon conversion into other share class(es)	(386)	(4,941)

Net increase (decrease) in shares outstanding	(650,543)	$(8,579,531)

Absolute Return Bond:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2026:

Shares sold	2,820,377	$25,755,797

Shares issued in reinvestment of dividends and distributions	510,812	4,662,563

Shares purchased	(4,010,587)	(36,609,318)

Net increase (decrease) in shares outstanding before conversion	(679,398)	(6,190,958)

Shares issued upon conversion from other share class(es)	446,410	4,077,139

Shares purchased upon conversion into other share class(es)	(298,610)	(2,727,909)

Net increase (decrease) in shares outstanding	(531,598)	$(4,841,728)

Year ended October 31, 2025:

Shares sold	10,259,296	$93,576,574

Shares issued in reinvestment of dividends and distributions	914,788	8,348,652

Shares purchased	(6,148,466)	(56,030,062)

Net increase (decrease) in shares outstanding before conversion	5,025,618	45,895,164

Shares issued upon conversion from other share class(es)	1,118,251	10,199,080

Shares purchased upon conversion into other share class(es)	(698,298)	(6,369,551)

Net increase (decrease) in shares outstanding	5,445,571	$49,724,693

Class C

Six months ended April 30, 2026:

Shares sold	970,831	$8,895,082

Shares issued in reinvestment of dividends and distributions	129,691	1,187,450

Shares purchased	(667,907)	(6,117,425)

Net increase (decrease) in shares outstanding before conversion	432,615	3,965,107

Shares purchased upon conversion into other share class(es)	(210,675)	(1,929,852)

Net increase (decrease) in shares outstanding	221,940	$2,035,255

Year ended October 31, 2025:

Shares sold	3,174,666	$29,073,078

Shares issued in reinvestment of dividends and distributions	232,061	2,124,199

Shares purchased	(1,248,635)	(11,418,597)

Net increase (decrease) in shares outstanding before conversion	2,158,092	19,778,680

Shares purchased upon conversion into other share class(es)	(418,787)	(3,830,731)

Net increase (decrease) in shares outstanding	1,739,305	$15,947,949

Class Z

Six months ended April 30, 2026:

Shares sold	61,744,307	$566,474,502

Shares issued in reinvestment of dividends and distributions	7,870,613	72,165,808

Shares purchased	(68,618,620)	(629,470,430)

Net increase (decrease) in shares outstanding before conversion	996,300	9,169,880

Shares issued upon conversion from other share class(es)	331,446	3,041,324

Shares purchased upon conversion into other share class(es)	(299,035)	(2,743,159)

Net increase (decrease) in shares outstanding	1,028,711	$9,468,045

Year ended October 31, 2025:

Shares sold	197,889,661	$1,813,286,006

Shares issued in reinvestment of dividends and distributions	15,077,798	138,228,312

Shares purchased	(144,360,416)	(1,322,166,141)

Net increase (decrease) in shares outstanding before conversion	68,607,043	629,348,177

Shares issued upon conversion from other share class(es)	1,290,261	11,823,503

Shares purchased upon conversion into other share class(es)	(1,066,430)	(9,767,925)

Net increase (decrease) in shares outstanding	68,830,874	$631,403,755

Class R6

Six months ended April 30, 2026:

Shares sold	3,975,602	$36,266,566

Shares issued in reinvestment of dividends and distributions	513,228	4,682,787

Notes to Financial Statements (unaudited) (continued)

Absolute Return Bond (cont’d.):

Share Class	Shares	Amount

Shares purchased	(3,332,373)	$(30,408,605)

Net increase (decrease) in shares outstanding before conversion	1,156,457	10,540,748

Shares issued upon conversion from other share class(es)	39,463	359,997

Shares purchased upon conversion into other share class(es)	(8,484)	(77,540)

Net increase (decrease) in shares outstanding	1,187,436	$10,823,205

Year ended October 31, 2025:

Shares sold	11,400,565	$103,919,479

Shares issued in reinvestment of dividends and distributions	828,021	7,551,562

Shares purchased	(5,942,827)	(54,106,445)

Net increase (decrease) in shares outstanding before conversion	6,285,759	57,364,596

Shares issued upon conversion from other share class(es)	233,155	2,122,881

Shares purchased upon conversion into other share class(es)	(457,759)	(4,177,257)

Net increase (decrease) in shares outstanding	6,061,155	$55,310,220

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/26/2025 - 9/24/2026

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended April 30, 2026. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at April 30, 2026

Quant Solutions Large-Cap Core	$14,263,000	5.05%	2	$14,263,000	$—

Real Estate Income	322,000	4.86	5	780,000	—

Select Real Estate	1,263,000	4.67	2	1,948,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Quant Solutions Large-Cap Core	Real Estate Income	Select Real Estate	Absolute Return Bond

Blend Style	X	–	–	–

Collateralized Loan Obligations (“CLOs”)	–	–	–	X

“Covenant-Lite”	–	–	–	X

Credit	–	–	–	X

Currency	–	–	–	X

Debt Obligations	–	–	–	X

Derivatives	–	–	–	X

Distribution	–	X	X	X

Economic and Market Events	X	X	X	X

Emerging Markets	–	X	X	–

Equity and Equity-Related Securities	X	X	X	–

Floating Rate and Other Loans	–	–	–	X

Foreign Securities	–	X	X	X

Increase in Expenses	X	X	X	X

Interest Rate	–	–	–	X

Junk Bonds	–	–	–	X

Large Capitalization Company	X	–	–	–

Large Shareholder and Large Scale Redemption	X	X	X	X

Liquidity	–	–	–	X

Management	X	X	X	X

Market Capitalization	–	X	X	–

Market Disruption and Geopolitical	X	X	X	X

Market	X	X	X	X

Model Design	X	–	–	–

Model Implementation	X	–	–	–

Mortgage-Backed and Asset-Backed Securities	–	–	–	X

Non-Diversified Investment Company	–	X	X	–

Portfolio Turnover	X	X	X	X

Real Estate Investment Trust	–	X	X	–

Real Estate Related Securities	–	X	X	–

Sector Exposure	X	–	–	–

Selection	–	X	X	–

Structured Products	–	–	–	X

U.S. Government and Agency Securities	–	–	–	X

Value Style	–	X	X	–

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark, and have a notable impact on settlement performance and other mutual funds.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Notes to Financial Statements (unaudited) (continued)

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at

Notes to Financial Statements (unaudited) (continued)

a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s portfolio turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no

Notes to Financial Statements (unaudited) (continued)

dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 18, 2026